                                                           File Number 333-96383

                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549


                                    FORM S-6

                       POST-EFFECTIVE AMENDMENT NUMBER 2

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                      ------------------------------------
                                 (Name of Trust)


                        Minnesota Life Insurance Company
                        --------------------------------
                                   (Depositor)


            400 Robert Street North, St. Paul, Minnesota  55101-2098
            --------------------------------------------------------
                   (Depositor's Principal Executive Offices)

                               Dennis E. Prohofsky
            Executive Vice President, General Counsel and Secretary
                        Minnesota Life Insurance Company
                             400 Robert Street North
                        St. Paul, Minnesota  55101-2098
                        -------------------------------
                               (Agent for Service)

                                    Copy to:
                             J. Sumner Jones, Esq.
                              Jones & Blouch L.L.P.
               1025 Thomas Jefferson Street, N.W., Suite 410 East
                             Washington, D.C. 20007

It is proposed that this filing will become effective (check appropriate box):
     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 1, 2002 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     ___ on (date) pursuant to paragraph (a)(i) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


TITLE OF SECURITIES BEING REGISTERED:

                  Variable Adjustable Life Insurance Policies

                                 MINNESOTA LIFE
                              VARIABLE LIFE ACCOUNT

                                       OF

                        MINNESOTA LIFE INSURANCE COMPANY

                            CROSS REFERENCE TO ITEMS
                            REQUIRED BY FORM N-8B-2

N-8B-2 Item    Caption in Prospectus
-----------    ---------------------

   1.          Cover Page

   2. Cover Page; General Descriptions, Minnesota Life Insurance Company, Variable Life Account

   3.          Not Applicable

   4.          Distribution of Policies

   5.          General Descriptions, Variable Life Account

   6.          General Descriptions, Variable Life Account

   7.          Not Applicable

   8.          Not Applicable

   9.          Legal Proceedings

   10. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges; Voting Rights

   11. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

   12. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy; General Descriptions, Advantus Series Fund, Inc.

   13. Detailed Information About the Variable Adjustable Life Insurance Policy; Policy Charges

   14. Detailed Information About the Variable Adjustable Life Insurance Policy, Adjustable Life Insurance; Applications and Policy Issue

   15. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Premiums

   16.         Not Applicable

   17. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy

   18. Advantus Series Fund, Inc. and Class 2 of the Templeton Developing Markets Fund

   19.         Voting Rights

   20.         Not Applicable

   21.         Not Applicable

   22.         Not Applicable

   23.         Not Applicable

   24.         Not Applicable

   25.         General Descriptions, Minnesota Life Insurance Company

   26.         Not Applicable

   27.         General Descriptions, Minnesota Life Insurance Company

   28.         Directors and Principal Officers of Minnesota Life

   29.         General Descriptions, Minnesota Life Insurance Company

   30.         Not Applicable

   31.         Not Applicable

   32.         Not Applicable

   33.         Not Applicable

   34.         Not Applicable

   35.         General Descriptions, Minnesota Life Insurance Company

   36.         Not Applicable

   37.         Not Applicable

   38.         Distribution of Policies

   39.         Distribution of Policies

   40.         Not Applicable

   41.         Distribution of Policies

   42.         Not Applicable

   43.         Not Applicable

   44. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Values

   45.         Not Applicable

   46. Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Loans, Surrender

   47.         Not Applicable

   48.         Not Applicable

   49.         Not Applicable

   50.         General Descriptions, Variable Life Account

   51. Summary; Detailed Information About the Variable Adjustable Life Insurance Policy, Policy Charges

   52. Summary; General Descriptions, Variable Life Account; Advantus Series Fund, Inc.

   53.         Federal Tax Status

   54.         Not Applicable

   55.         Not Applicable

   56.         Not Applicable

   57.         Not Applicable

   58.         Not Applicable

   59.         Financial Statements

                                     PART I


                       INFORMATION REQUIRED IN PROSPECTUS

  Prospectus

   Variable Adjustable Life
           Insurance Policy






[LOGO APPEARS HERE]
This prospectus describes a Variable Adjustable Life Insurance Policy issued by Minnesota Life Insurance Company ("Minnesota Life").

The Policy may be adjusted, within described limits, as to face amount, premium amount and the plan of insurance.

Variable Adjustable Life policy values may be invested in our separate account called the Variable Life Account. Policy values may also be invested in a general account option. The actual cash value of each Policy will vary with the investment experience of these options.

The Variable Life Account invests its assets in the following portfolios of Advantus Series Fund, Inc.:

 . Growth Portfolio      . Small Company Growth Portfolio
 . Bond Portfolio        . Value Stock Portfolio
 . Money Market Portfolio. Small Company Value Portfolio
 . Asset Allocation Portfolio
                         . Global Bond Portfolio
 . Mortgage Securities Portfolio
                         . Index 400 Mid-Cap Portfolio
 . Index 500 Portfolio   . Macro-Cap Value Portfolio
 . Capital Appreciation Portfolio
                         . Micro-Cap Growth Portfolio
 . International Stock Portfolio
                         . Real Estate Securities Portfolio

The Variable Life Account also invests in the following Fund portfolios:

Franklin Templeton Variable Insurance Products Trust:
 . Templeton Developing Markets
   Securities Fund--Class 2 Shares

 . Templeton Global Asset Allocation
   Fund (formerly Templeton Asset
   Strategy Fund)--Class 2 Shares

 .Franklin Small Cap Fund--Class 2
 Shares

Fidelity Variable Insurance Products Funds:
 . Mid Cap Portfolio--Service Class 2
 Shares
 . Contrafund(R) Portfolio--Service
 Class 2 Shares
 . Equity-Income Portfolio--Service
 Class 2 Shares

Janus Aspen Series:
 .Capital Appreciation Portfolio--
 Service Shares
 .International Growth Portfolio--
 Service Shares

Credit Suisse Trust:

 . Global Post-Venture Capital
 Portfolio

This prospectus must be accompanied by the current prospectuses of the Funds. You should read the prospectus carefully and retain it for future reference.

The Policy has not been approved or disapproved by the SEC. Neither the SEC nor any state has determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101-2098
Ph 651/665-3500
http://www.minnesotamutual.com

Dated: May 1, 2002

             Table of Contents

                                                                            Page
Summary....................................................................    1
Condensed Financial Information............................................    7
General Descriptions
  Minnesota Life Insurance Company.........................................    9
  Variable Life Account....................................................    9
  The Funds................................................................   10
  Additions, Deletions or Substitutions....................................   11
  Selection of Sub-Accounts................................................   11
  The Guaranteed Principal Account.........................................   12
Detailed Information about the Variable Adjustable Life Insurance Policy
  Adjustable Life Insurance................................................   13
  Policy Adjustments.......................................................   13
  Restrictions on Adjustments..............................................   14
  Applications and Policy Issue............................................   16
  Policy Premiums..........................................................   17
  Actual Cash Value........................................................   20
  Death Benefit Options....................................................   22
  Policy Loans.............................................................   23
  Surrender................................................................   24
  Free Look................................................................   25
  Policy Charges...........................................................   25
  Other Policy Provisions..................................................   27
  Additional Benefits......................................................   29
Other Matters
  Federal Tax Status.......................................................   30
  Directors and Principal Management Officers of Minnesota Life............   33
  Voting Rights............................................................   33
  Distribution of Policies.................................................   34
  Legal Matters............................................................   35
  Legal Proceedings........................................................   35
  Experts..................................................................   35
  Registration Statement...................................................   35
Special Terms..............................................................   36
Financial Statements of Minnesota Life Variable Life Account............... SA-1
Financial Statements of Minnesota Life Insurance Company................... ML-1
Appendix A--Illustrations of Policy Values, Death Benefits and Premiums....  A-1
Appendix B--Understanding How Premium Becomes Cash Value...................  B-1
Appendix C--Illustration of Death Benefit Calculation......................  C-1
Appendix D--Example of Sales Charge and Additional Face Amount Charge
 Computation...............................................................  D-1

                                                           Summary
   The following summary is designed to answer certain general questions concerning the Policy and to give you a brief overview of the more significant Policy features. This is not a comprehensive summary. You should review the information contained elsewhere in this prospectus. You should also refer to the "Special Terms" section for the definition of unfamiliar terms.

What is a Variable Adjustable Life Insurance Policy?
   The Variable Adjustable Life Insurance Policy (the "Policy") described in this prospectus combines a guaranteed plan of insurance, flexible administrative procedures and significant and useful market sensitive investment features. The Policy is called VAL Horizon.

What is the guaranteed plan of insurance?
   For any given level of premium, face amount and death benefit option, we guarantee a specific plan of insurance. The plan of insurance is the period during which insurance coverage is guaranteed and the period during which you must pay premiums to maintain that guarantee. These two periods are not always the same. For example, the Policy could have guaranteed insurance coverage for 40 years, with premiums payable for 7 years; or insurance coverage for life, with premiums payable for 30 years.

What makes the Policy "Adjustable"?
   The Policy is termed "Adjustable" because it allows you the flexibility to tailor the Policy to your needs at issue and thereafter to change or "adjust" your Policy as your insurance needs change.

   Within very broad limits, including those designed to assure that the Policy qualifies as life insurance for tax purposes, you may choose the level of premium you wish to pay, the face amount and the death benefit option that you need. Based on these three factors, we will calculate the guaranteed plan of insurance.

   The maximum plan of insurance available is one where the Policy becomes paid-up after the payment of five annual premiums. A Policy becomes paid-up when its policy value is such that no further premiums are required to guarantee the face amount and the death benefit option for the life of the insured, provided there is no policy indebtedness.

   The minimum plan of insurance that we offer at original issue is a plan that provides guaranteed insurance coverage for ten years with premiums payable for ten years. If the insured's age at original issue is over 45, the minimum plan of insurance will be less than ten years, as described in the table below:

                                                                  Minimum Plan
  Issue Age                                                        (in years)
  ---------                                                       ------------
     46                                                               9
     47                                                               8
     48                                                               7
     49                                                               6
     50                                                               5
     51                                                               4
52 or greater                                                         3

   A protection plan of insurance guarantees insurance coverage and a scheduled premium level, for a specified number of years, always less than for whole life. A protection plan requires the lowest initial level of premiums and offers the most insurance protection with the lowest investment element.

   At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

   A protection plan of insurance may reach the end of the period of guaranteed insurance coverage before the Policy becomes paid up. At that time, we will calculate a new plan of insurance, using the policy value along with the current premium, face amount and death benefit option. If these factors are not sufficient to guarantee coverage for a least one year, you may adjust the Policy to ensure that coverage continues.

   For any given face amount and death benefit option, you may select a premium that results in a plan that falls anywhere between the minimum protection plan and the maximum whole life plan. In general, the higher the premium you pay, the greater will be your cash value accumulation at any given time and therefore, for whole life plans, the shorter the period during which you need to pay premiums before your Policy becomes paid-up.

  The flexibility described above with respect to designing your Policy to suit your needs at issue continues throughout the time the Policy remains in force by virtue of its adjustability features. As your needs and personal circumstances change over the years, you may change, subject to the limitations described herein, the premium, face amount and death benefit option, and thus the plan of insurance.

  Some limitations do apply to policy adjustments, and these limitations are more fully described in this prospectus. See the heading "Policy Adjustments" in this prospectus on page 13.

What makes the Policy "Variable"?
  Traditional whole life and universal life contracts provide for accumulations of contract values at fixed rates determined by the insurance company. Variable Adjustable Life policy values may be invested at your direction in a separate account of ours called the Minnesota Life Variable Life Account ("Variable Life Account"), the sub-accounts of which invest in corresponding Portfolios of the Funds. Thus, your policy values invested in these sub-accounts will reflect market rates of return.

  The actual cash value of the Policy, to the extent invested in sub-accounts of the Variable Life Account, will vary with the investment experience of the sub-accounts you select. These have no guaranteed minimum value. Therefore, you bear the risk that adverse investment performance may depreciate your investment in the Policy. At the same time, the Policy offers you the opportunity to have your actual cash value appreciate more rapidly than it would under comparable fixed benefit contracts by virtue of favorable investment performance. In addition, under some Policies, the death benefit will also increase and decrease (but not below the guaranteed face amount) with investment experience.

  Those seeking the traditional insurance protections where the cash value is guaranteed may allocate premiums to the guaranteed principal account. The guaranteed principal account is a general account option with a guaranteed accumulation at a fixed rate of interest. While it is more fully described in the Policy, additional information on this option may be found under the heading "The Guaranteed Principal Account" in this prospectus on page 12.

What variable investment options are available?
  The Variable Life Account invests in the following portfolios of Advantus Series Fund, Inc.:

.. Growth
.. Bond
.. Money Market
.. Asset Allocation
.. Mortgage Securities
.. Index 500
.. Capital Appreciation
.. International Stock
.. Small Company Growth
.. Value Stock
.. Small Company Value
.. Global Bond
.. Index 400 Mid-Cap
.. Macro-Cap Value
.. Micro-Cap Growth
.. Real Estate Securities

  In addition, the Variable Life Account invests in the following Fund portfolios:
Franklin Templeton Variable Insurance Products Trust:
..  Templeton Developing Markets Securities Fund--Class 2 Shares

..  Templeton Global Asset Allocation Fund (formerly Templeton Asset Strategy
   Fund)--Class 2 Shares

..  Franklin Small Cap Fund--Class 2 Shares

Fidelity Variable Insurance Products Funds:
..  Mid Cap Portfolio--Service Class 2 Shares
..  Contrafund Portfolio--Service Class 2 Shares
..  Equity-Income Portfolio--Service Class 2 Shares

Janus Aspen Series:
..  Capital Appreciation Portfolio--Service Shares
..  International Growth Portfolio--Service Shares

Credit Suisse Trust:

..  Global Post-Venture Capital Portfolio

   The Portfolios of the Funds have different investment objectives and different levels of risk. There is no assurance that any Portfolio will meet its objectives. Additional information concerning the investment objectives, policies and risks of the Portfolios can be found in the current prospectuses for the Funds, which are attached to this prospectus.

How do you allocate your net premiums?
   In your initial policy application, you indicate how you want your net premiums allocated among the guaranteed principal account and the sub-accounts of the Variable Life Account. All future net premiums will be allocated in the same proportion until we receive your request to change the allocation. You may also request to transfer amounts from one sub-account to another.

What death benefit options are offered under the Policy?
   The Policy provides two death benefit options: the Cash Option and the Protection Option. Your choice will depend on which option best fits your need.

   The Cash Option provides a fixed death benefit equal to the guaranteed face amount. Favorable non-guaranteed elements, including investment returns, will be reflected in increased actual cash values. The death benefit will vary only if necessary to satisfy the definition of life insurance.

   The Protection Option provides a variable death benefit equal to the guaranteed face amount plus the policy value. Favorable non-guaranteed elements, including investment returns, will be reflected both in increased life insurance coverage and increased actual cash values.

What charges are associated with the Policy?

   We assess certain charges from each premium payment, from policy values and from the amounts held in the Variable Life Account. All of these charges, which are largely designed to cover our expenses in providing insurance protection and in distributing and administering the Policies, are fully described under the heading "Policy Charges" in this prospectus on page 25. Because of the significance of these charges in early policy years, prospective purchasers should purchase a Policy only if they intend to and have the financial capacity to keep it in force for a substantial period.


   Charges for sub-standard risks and charges for additional benefits are deducted from the premium to calculate the base premium. Charges for substandard risks include both table ratings and cash extra charges. Charges for sub-standard risks compensate us for providing the death benefit for policies whose mortality risks exceed the standard.

   Against first year base premiums we deduct a Sales Charge of up to 44 percent and an Additional Face Amount Charge of up to $5 per $1,000 of face amount. We also deduct from each base premium a Premium Charge of 6 percent.

   Non-repeating premiums are currently subject only to a Premium Charge of 3 percent.

   Against the actual cash value of a Policy we deduct a Monthly Policy Charge of $8 plus $.02 per $1,000 of face amount, a transaction charge for each Policy adjustment and a Monthly Cost of Insurance Charge.

   Against the assets held in the Variable Life Account we deduct Mortality and Expense Risk charges at an annual rate of .50 percent of the Variable Life Account average daily net assets. The charge is deducted from the Variable Life Account assets on each date on which a Fund Portfolio is valued.

  In addition, the Funds impose certain fees and expenses shown in the table below.

                             FUND ANNUAL EXPENSES

  (Unless otherwise noted, expenses are shown as of December 31, 2001, and are shown as a percentage of average daily net assets for the described Portfolios.)



                                                                 Total annual
                                                                fund operating
                                                                   expenses
                                                                   without
                               Management  Other   Distribution   waivers or
                                  fee     expenses (12b-1) fees   reductions
                               ---------- -------- ------------ --------------
Advantus Series Fund, Inc.:
 (1)
 Growth Portfolio                 0.45%     0.05%      0.25%         0.75%
 Bond Portfolio                   0.30%     0.05%      0.25%         0.60%
 Money Market Portfolio           0.25%     0.07%      0.25%         0.57%
 Asset Allocation Portfolio       0.35%     0.04%      0.25%         0.64%
 Mortgage Securities Portfolio    0.30%     0.06%      0.25%         0.61%
 Index 500 Portfolio              0.12%     0.05%      0.25%         0.42%
 Capital Appreciation
  Portfolio                       0.50%     0.05%      0.25%         0.80%
 International Stock Portfolio    0.59%     0.13%      0.25%         0.97%
 Small Company Growth
  Portfolio                       0.65%     0.07%      0.25%         0.97%
 Value Stock Portfolio            0.50%     0.09%      0.25%         0.84%
 Small Company Value Portfolio    0.70%     0.27%      0.25%         1.22%
 Global Bond Portfolio            0.60%     0.35%      0.25%         1.20%
 Index 400 Mid-Cap Portfolio      0.15%     0.27%      0.25%         0.67%
 Macro-Cap Value Portfolio        0.50%     0.45%      0.25%         1.20%
 Micro-Cap Growth Portfolio       0.95%     0.20%      0.25%         1.40%
 Real Estate Securities
  Portfolio                       0.60%     0.74%      0.25%         1.59%
Franklin Templeton Variable
 Insurance Products Trust--
 Class 2 Shares:
 Templeton Developing Markets
  Securities Fund (2)             1.25%     0.32%      0.25%         1.82%
 Templeton Global Asset
  Allocation Fund (2)             0.61%     0.20%      0.25%         1.06%
 Franklin Small Cap Fund
  (2)(3)                          0.53%     0.31%      0.25%         1.09%
Fidelity Variable Insurance
 Products Funds--Service
 Class 2 Shares:
 VIP Mid Cap Portfolio            0.58%     0.11%      0.25%         0.94%(4)
 VIP Contrafund Portfolio         0.58%     0.11%      0.25%         0.94%(4)
 VIP Equity-Income Portfolio      0.48%     0.11%      0.25%         0.84%(4)
Janus Aspen Series--Service
 Shares:
 Capital Appreciation
  Portfolio                       0.65%     0.01%      0.25%         0.91%
 International Growth
  Portfolio                       0.65%     0.06%      0.25%         0.96%
Credit Suisse Trust:
 Global Post-Venture Capital
  Portfolio (5)                   1.25%     0.36%       --           1.61%


(1) Advantus Capital is currently voluntarily absorbing all fees and expenses that exceed 1.10% of average daily net assets for the Small Company Value Portfolio, 1.00% of average daily net assets for the Real Estate Securities Portfolio, 1.07% of average daily net assets for the Macro-Cap Value Portfolio, and 1.34% of average daily net assets for the Micro-Cap Growth Portfolio. Advantus Capital has not agreed to absorb expenses over a specific period of time and it may cease its absorption of expenses at any time. If it does so, some Portfolio expenses would increase and thereby reduce investment return.


(2) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(3) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and the Securities and Exchange Commission. With this reduction, the net annual fund operating expenses are estimated to be 1.01%.


(4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.






(5) The fund's manager has voluntarily agreed to reimburse expenses of .21%. This arrangement may be discontinued by the fund's manager at any time.

                           SUMMARY OF POLICY CHARGES

                                         Rate               Charged Against
                                         ----               ---------------
Base Premium
Premium Charge                   6.0%                  All base premiums
Sales Charge                     up to 44%             First-year base premiums
Additional Face Amount Charge    up to $5/$1000        First-year base premiums
Non-Repeating Premium
Premium Charge                   3.0%                  All non-repeating Premiums
Actual Cash Value Charges
Monthly Policy Charge (current)  $8.00 + $0.02/$1000   Actual cash value
Monthly Policy Charge (maximum)  $10.00 + $0.03/$1000  Actual cash value
Cost Of Insurance Charge         varies by policy      Actual cash value
Transaction Charge               up to $25.00          Actual cash value
Separate Account Charge
Mortality & Expense Risk Charge  0.50% annual rate     Average daily net assets
Fund Charges
Advisory Fee                     varies by fund        Average daily net assets
Other Fund Fees                  varies by fund        Average daily net assets
Transaction Charges
Policy Adjustment                $25                   Actual cash value
Transfer (maximum)               $25                   Actual cash value
Partial Surrender                Lesser of $25 or 2.0% Actual cash value
                                 of amount surrendered

Are the benefits under a Policy subject to Federal income tax?

   With respect to a Policy issued on the basis of a standard premium class, we believe that it should qualify as a life insurance contract for Federal income tax purposes. With respect to a Policy issued on a sub-standard basis, it is not clear whether or not such a Policy would qualify as a life insurance contract for Federal tax purposes. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, the benefits under Policies described in this prospectus should receive the same tax treatment under the Internal Revenue Code of 1986 as benefits under traditional fixed benefit life insurance policies. Thus, death proceeds payable under variable life insurance policies should be excludable from the beneficiary's gross income for Federal income tax purposes. We also believe that you should not be in constructive receipt of the cash values of your Policy until actual distribution. See the heading "Federal Tax Status" in this prospectus on page 30.

   You should note, however, that the tax treatment described above relating to distributions is available only for policies not described as "modified endowment contracts." Policies described as modified endowment contracts are treated as life insurance with respect to the tax treatment of death proceeds and the tax-free inside build-up of yearly cash value increases. However, any amounts you receive, such as loans and amounts received from partial or total surrender of the contract are includable in gross income on an income-first basis. This tax treatment includes the ten percent additional income tax imposed on the portion of any distribution that is included in income, except where the distribution or loan is made on or after the policy owner attains age 59 1/2, is attributable to the policy owner becoming disabled, or is part of a series of substantially equal periodic payments for the life of the policy owner or the joint lives of the policy owner and beneficiary.


   To determine whether a policy is a modified endowment contract and subject to this special tax treatment requires an examination of the premium paid in relation to the death benefit of the policy. A modified endowment contract results if the cumulative premiums during the first seven contract years exceed the sum of the net level premiums which would be paid under a seven-pay life policy. In addition, a policy which is subject to a material change will be treated as a new policy on the date that such a material change takes effect. At that time we determine whether such a policy meets the seven-pay standard by taking into account the previously existing cash surrender value. We will monitor your Policy to determine whether it may become a modified endowment contract.

How do you purchase a Policy?
  To be eligible to purchase a Policy the insured must be no more than age 90 and satisfy our underwriting standards. To purchase a Policy you must complete an application, provide us with evidence of insurability satisfactory to us and pay your first scheduled premium. See the heading "Applications and Policy Issue" in this prospectus on page 16.

  For a limited time after your Policy is delivered, you may return the Policy for a refund of all premium payments within the terms of its "free look" provision. See the heading "Free Look" in this prospectus on page 25.

Do you have access to your policy values?
  Yes. Your actual cash value is available to you during the insured's lifetime. You may use the actual cash value to provide retirement income, as collateral for a loan, to continue some insurance protection if you do not wish to continue paying premiums or to obtain cash by surrendering your Policy in full or in part.

  You may also borrow up to 90 percent of your policy value as a policy loan. These alternatives may be subject to conditions described in the Policy or in this prospectus under the heading "Actual Cash Value" on page 20 and certain transactions may have tax consequences as described under the heading "Federal Tax Status" on page 30.

                                   Condensed Financial Information
   The financial statements of Minnesota Life Insurance Company and of Minnesota Life Variable Life Account may be found elsewhere in this prospectus.

   The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 2001. This information should be read in conjunction with the financial statements and related notes of Minnesota Life Variable Life Account included in this prospectus.



                                                             Year Ended December 31,
                   ------------------------------------------------------------------------------------------------------------
                      2001       2000       1999       1998       1997       1996       1995       1994       1993      1992
                   ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------- ---------
 Growth Sub-
 Account:
 Unit value at
 beginning of
 year                   $4.48      $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79      $1.72     $1.65
 Unit value at
 end of year            $3.35      $4.48      $5.75      $4.60      $3.43      $2.59      $2.22      $1.79      $1.79     $1.72
 Number of units
 outstanding at
 end of year       27,973,687 26,708,050 25,947,087 22,653,190 19,284,419 16,176,371 12,822,494  9,964,217  6,671,352 3,703,167
 Bond Sub-
 Account:
 Unit value at
 beginning of
 year                   $2.44      $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72      $1.57     $1.48
 Unit value at
 end of year            $2.62      $2.44      $2.22      $2.29      $2.17      $1.99      $1.95      $1.63      $1.72     $1.57
 Number of units
 outstanding at
 end of year       18,422,198 16,671,238 15,498,228 13,380,650  9,679,443  7,366,222  5,340,539  3,659,230  2,240,344 1,281,711
 Money Market
 Sub-Account:
 Unit value at
 beginning of
 year                   $1.90      $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40      $1.37     $1.34
 Unit value at
 end of year            $1.96      $1.90      $1.80      $1.73      $1.66      $1.58      $1.52      $1.45      $1.40     $1.37
 Number of units
 outstanding at
 end of year        9,674,106 11,201,306  8,537,295  5,915,721  4,323,601  4,082,791  3,509,791  2,920,337  1,849,721 1,167,590
 Asset Allocation
 Sub-Account:
 Unit value at
 beginning of
 year                   $3.72      $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83      $1.73     $1.62
 Unit value at
 end of year            $3.17      $3.72      $4.17      $3.64      $2.96      $2.50      $2.23      $1.79      $1.83     $1.73
 Number of units
 outstanding at
 end of year       44,034,423 42,926,041 41,923,737 38,273,621 34,942,517 32,104,595 27,633,273 23,769,797 18,341,417 8,943,507
 Mortgage
 Securities
 Sub-Account:
 Unit value at
 beginning of
 year                   $2.77      $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80      $1.66     $1.56
 Unit value at
 end of year            $3.00      $2.77      $2.49      $2.45      $2.31      $2.13      $2.03      $1.73      $1.80     $1.66
 Number of units
 outstanding at
 end of year       10,233,221  7,668,796  6,357,179  5,351,168  4,464,617  4,175,648  3,616,256  3,250,971  2,419,453 1,471,984
 Index 500
 Sub-Account:
 Unit value at
 beginning of
 year                   $5.30      $5.88      $4.92      $3.86      $2.93      $2.42      $1.78      $1.77      $1.62     $1.51
 Unit value at
 end of year            $4.63      $5.30      $5.88      $4.92      $3.86      $2.93      $2.42      $1.78      $1.77     $1.62
 Number of units
 outstanding at
 end of year       42,856,025 36,846,367 34,132,820 28,132,934 22,433,487 17,250,529 11,917,281  8,997,722  6,074,831 4,026,796
 Capital
 Appreciation
 Sub-Account:
 Unit value at
 beginning of
 year                   $5.38      $6.02      $4.98      $3.82      $3.00      $2.56      $2.10      $2.06      $1.87     $1.79
 Unit value at
 end of year            $4.03      $5.38      $6.02      $4.98      $3.82      $3.00      $2.56      $2.10      $2.06     $1.87
 Number of units
 outstanding at
 end of year       25,623,319 26,043,006 26,226,878 24,802,737 22,986,605 19,778,274 16,587,673 12,929,134  9,082,661 5,053,453
 International
 Stock Sub-
 Account:
 Unit value at
 beginning of
 year                   $2.56      $2.56      $2.11      $1.99      $1.79      $1.50      $1.32      $1.33      $0.93     $1.00(a)
 Unit value at
 end of year            $2.26      $2.56      $2.56      $2.11      $1.99      $1.79      $1.50      $1.32      $1.33     $0.93
 Number of units
 outstanding at
 end of year       45,809,624 45,365,710 45,292,311 42,958,209 35,764,833 28,056,128 20,883,317 15,062,750  6,244,750 1,615,754

                                                          Year Ended December 31,
                           --------------------------------------------------------------------------------------------
                              2001       2000          1999       1998          1997       1996       1995      1994
                           ---------- ----------    ---------- ----------    ---------- ---------- ---------- ---------
 Small Company Growth
 Sub-Account:
 Unit value at beginning
 of year                        $2.33      $2.64         $1.82      $1.81         $1.69      $1.59      $1.21     $1.15
 Unit value at end of
 year                           $1.98      $2.33         $2.64      $1.82         $1.81      $1.69      $1.59     $1.21
 Number of units
 outstanding at end of
 year                      40,649,586 38,158,772    36,120,491 33,912,334    27,207,371 19,918,050 13,089,758 7,074,933
 Value Stock Sub-Account:
 Unit value at beginning
 of year                        $2.13      $2.17         $2.18      $2.15         $1.78      $1.37      $1.04     $1.00(c)
 Unit value at end of
 year                           $1.90      $2.13         $2.17      $2.18         $2.15      $1.78      $1.37     $1.04
 Number of units
 outstanding at end of
 year                      29,568,022 27,514,067    26,260,066 23,718,362    17,273,210  9,648,331  3,864,294   971,938
 Small Company Value Sub-
 Account:
 Unit value at beginning
 of year                        $1.06      $0.83         $0.86      $1.00(d)
 Unit value at end of
 year                           $1.22      $1.06         $0.83      $0.86
 Number of units
 outstanding at end of
 year                      11,588,912  5,454,038     2,831,365    894,678
 Global Bond Sub-Account:
 Unit value at beginning
 of year                        $1.03      $1.02         $1.12      $1.00(d)
 Unit value at end of
 year                           $1.01      $1.03         $1.02      $1.12
 Number of units
 outstanding at end of
 year                       3,763,791  2,503,772     1,257,783    293,075
 Index 400 Mid-Cap Sub-
 Account:
 Unit value at beginning
 of year                        $1.40      $1.22         $1.05      $1.00(d)
 Unit value at end of
 year                           $1.38      $1.40         $1.22      $1.05
 Number of units
 outstanding at end of
 year                       9,183,344  5,576,822     3,509,018  1,020,446
 Macro-Cap Value Sub-Ac-
 count:
 Unit value at beginning
 of year                        $1.05      $1.13         $1.06      $1.00(d)
 Unit value at end of
 year                           $0.96      $1.05         $1.13      $1.06
 Number of units
 outstanding at end of
 year                       9,107,021  6,333,932     3,488,610    823,503
 Micro-Cap Growth Sub-Ac-
 count:
 Unit value at beginning
 of year                        $2.01      $2.55         $1.03      $1.00(d)
 Unit value at end of
 year                           $1.77      $2.01         $2.55      $1.03
 Number of units
 outstanding at end of
 year                       8,554,102  7,378,187     4,222,084    733,049
 Real Estate Securities
 Sub-Account:
 Unit value at beginning
 of year                        $1.04      $0.83         $0.87      $1.00(d)
 Unit value at end of
 year                           $1.13      $1.04         $0.83      $0.87
 Number of units
 outstanding at end of
 year                       2,873,626  1,850,871       794,290    284,627
 Templeton Development
 Markets Securities
 Sub-Account:
 Unit value at beginning
 of year                        $0.89      $1.31         $0.86      $1.00(d)
 Unit value at end of
 year                           $0.81      $0.89         $1.31      $0.86
 Number of units
 outstanding at end of
 year                       6,558,923  5,514,180     2,898,791    778,238
 Templeton Global Asset
 Allocation Sub-
 Account:
 Unit value at beginning
 of year                        $1.01      $1.00(e)
 Unit value at end of
 year                           $0.90      $1.01
 Number of units
 outstanding at end of
 year                         455,500     93,085
 Franklin Small Cap Sub-
 Account:
 Unit value at beginning
 of year                        $0.84      $1.00(e)
 Unit value at end of
 year                           $0.71      $0.84
 Number of units
 outstanding at end of
 year                       5,985,912  1,694,156
 Fidelity VIP Mid-Cap
 Sub-Account:
 Unit value at beginning
 of year                        $1.28      $1.00(f)
 Unit value at end of
 year                           $1.22      $1.28
 Number of units
 outstanding at end of
 year                       7,981,235  5,714,598
 Fidelity VIP Contrafund
 Sub-Account:
 Unit value at beginning
 of year                        $0.95      $1.00(f)
 Unit value at end of
 year                           $0.83      $0.95
 Number of units
 outstanding at end of
 year                      14,805,889  8,088,150
 Fidelity VIP Equity-In-
 come Sub-Account:
 Unit value at beginning
 of year                        $1.13      $1.00(f)
 Unit value at end of
 year                           $1.06      $1.13
 Number of units
 outstanding at end of
 year                       8,892,303  2,491,833
 Janus Aspen Capital Ap-
 preciation Sub-Account:
 Unit value at beginning
 of year                        $0.83      $1.00(f)
 Unit value at end of
 year                           $0.64      $0.83
 Number of units
 outstanding at end of
 year                      22,458,144 16,489,515
 Janus Aspen Interna-
 tional Growth Sub-Ac-
 count:
 Unit value at beginning
 of year                        $0.83      $1.00(f)
 Unit value at end of
 year                           $0.63      $0.83
 Number of units
 outstanding at end of
 year                      21,590,583 12,109,349
 Credit Suisse Trust
 Global Post-Venture Cap-
 ital Sub-Account:
 Unit value at beginning
 of year                        $0.76      $1.00(e)
 Unit value at end of
 year                           $0.54      $0.76
 Number of units
 outstanding at end of
 year                       1,646,164    599,798

(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration.
(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration.
(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration.
(d) The information for the sub-account is shown for the period May 19, 1998, commencement of operations, to December 31, 1998.
(e) The information for the sub-account is shown for the period May 1, 2000, commencement of operations, to December 31, 2000.
(f) The information for the sub-account is shown for the period February 1, 2000, commencement of operations, to December 31, 2000.

                                              General Descriptions
Minnesota Life Insurance Company
   We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota.

   Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

   Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to conduct life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

Variable Life Account
   On October 21, 1985, our Board of Trustees established a separate account, called the Minnesota Life Variable Life Account, in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). Registration under the Act does not signify that the SEC supervises the management, or the investment practices or policies, of the Variable Life Account. The separate account meets the definition of a "separate account" under the federal securities laws.

   We are the legal owner of the assets in the Variable Life Account. The obligations to policy owners and beneficiaries arising under the Policies are general corporate obligations of Minnesota Life and thus our general assets back the Policies. The Minnesota law under which the Variable Life Account was established provides that the assets of the Variable Life Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable life insurance policies for which the separate account was established. The investment performance of the Variable Life Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish.

   The Variable Life Account currently has twenty-five sub-accounts to which you may allocate premiums. Each sub-account invests in shares of a corresponding Portfolio of the Funds.

The Funds
  Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the Policy.


    Fund/Portfolio            Investment Adviser        Investment Sub-Adviser
    --------------            ------------------        ----------------------
Advantus Series Fund,
 Inc.:

Growth Portfolio         Advantus Capital Management,
                         Inc.

Bond Portfolio           Advantus Capital Management,
                         Inc.

Money Market Portfolio   Advantus Capital Management,
                         Inc.

Asset Allocation         Advantus Capital Management,
 Portfolio               Inc.

Mortgage Securities      Advantus Capital Management,
 Portfolio               Inc.

Index 500 Portfolio      Advantus Capital Management,
                         Inc.

Capital Appreciation     Advantus Capital Management,  Credit Suisse Asset
 Portfolio               Inc.                          Management, LLC

International Stock      Advantus Capital Management,  Templeton Investment
 Portfolio               Inc.                          Counsel, LLC

Small Company Growth     Advantus Capital Management,  Credit Suisse Asset
 Portfolio               Inc.                          Management, LLC

Value Stock Portfolio    Advantus Capital Management,
                         Inc.

Small Company Value      Advantus Capital Management,  State Street Research &
 Portfolio               Inc.                          Management Company

Global Bond Portfolio    Advantus Capital Management,  Julius Baer Investment
                         Inc.                          Management Inc.

Index 400 Mid-Cap        Advantus Capital Management,
 Portfolio               Inc.

Macro-Cap Value          Advantus Capital Management,  J.P. Morgan Investment
 Portfolio               Inc.                          Management Inc.

Micro-Cap Growth         Advantus Capital Management,  Wall Street Associates
 Portfolio               Inc.

Real Estate Securities   Advantus Capital Management,
 Portfolio               Inc.

Franklin Templeton
 Variable Insurance
 Products Trust:

Templeton Developing     Templeton Asset Management
 Markets Securities      Ltd.
 Fund--Class 2 Shares

Templeton Global Asset   Templeton Investment
 Allocation Fund--Class  Council, LLC
 2 Shares

Franklin Small Cap       Franklin Advisers, Inc.
 Fund--Class 2 Shares

Fidelity Variable
 Insurance Products
 Funds:

Mid Cap Portfolio--      Fidelity Management &
 Service Class 2 Shares  Research

Contrafund Portfolio--   Fidelity Management &
 Service Class 2 Shares  Research

Equity-Income            Fidelity Management &
 Portfolio--Service      Research
 Class 2 Shares

Janus Aspen Series:

Capital Appreciation     Janus Capital
 Portfolio--Service
 Shares

International Growth     Janus Capital
 Portfolio--Service
 Shares

Credit Suisse Trust:

Global Post-Venture      Credit Suisse Asset
 Capital Portfolio       Management, LLC


Additions, Deletions or Substitutions
   We reserve the right to add, combine or remove any sub-accounts of the Variable Life Account when permitted by law. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. We will use similar considerations should there be a determination to eliminate one or more of the sub-accounts of the Variable Life Account. The addition of any investment option will be made available to existing policy owners on such basis as may be determined by us.

   We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Life Account. If investment in a Fund Portfolio should no longer be possible or if we determine it becomes inappropriate for Policies of this class, we may substitute another mutual fund or portfolio for a sub-account. Substitution may be made with respect to existing policy values and future premium payments. A substitution may be made only with any necessary approval of the SEC.

   We reserve the right to transfer assets of the Variable Life Account as determined by us to be associated with the Policies to another separate account. A transfer of this kind may require the approvals of state regulatory authorities and of the SEC.

   We also reserve the right, when permitted by law, to de-register the Variable Life Account under the 1940 Act, to restrict or eliminate any voting rights of the policy owners, and to combine the Variable Life Account with one or more of our other separate accounts.

   Shares of the Portfolios of the Funds are also sold to other of our separate accounts, which are used to receive and invest premiums paid under our variable annuity contracts and variable life insurance policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Funds simultaneously. Although neither we nor the Funds currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto.

   Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

..  changes in state insurance laws,
..  changes in Federal income tax laws,
..  changes in the investment management of any of the Portfolios of the Funds,
   or
.. differences in voting instructions between those given by policy owners and those given by contract owners.

Selection of Sub-Accounts
   You must make a choice as to how your net premiums are allocated among the various sub-accounts. In choosing, you should consider how willing you might be to accept investment risks and the manner in which your other assets are invested. The sub-accounts represent a broad range of investments available in the marketplace.

   The common stock sub-accounts differ depending on the types of stocks that make up the sub-account. The focus of each sub-account varies by the size of company, growth or value style, and U.S. versus international markets. Historically, for investments held over relatively long periods, the investment performance of common stocks has generally been superior to that of long-term or short-term debt securities, even though common stocks have been subject to more dramatic changes in value over short periods of time. Accordingly, the common stock sub-accounts may be more desirable options for policy owners who are willing to accept such short-term risks. These risks tend to be magnified in the sub-accounts investing in more aggressive stocks, smaller company stocks and international stocks. As an alternative to the actively managed sub-accounts, index sub-accounts are available which tend to match the risks and performance of those common stocks included in the underlying index.

  Some policy owners, who desire the greatest safety of principal may prefer the money market sub-account, recognizing that the level of short-term rates may change rather rapidly. Some policy owners may wish to rely on Advantus Capital's judgment for an appropriate asset mix by choosing the asset allocation sub-account.

The Guaranteed Principal Account
  The guaranteed principal account is a general account option. You may allocate net premiums and may transfer your actual cash value subject to Policy limitations to the guaranteed principal account which is part of our general account.

  Because of exemptive and exclusionary provisions, interests in our general account have not been registered under the Securities Act of 1933, and the general account has not been registered as an investment company under the 1940 Act. Therefore, neither the guaranteed principal account nor any interest therein is subject to the provisions of these Acts, and we have been advised that the staff of the SEC does not review disclosures relating to the guaranteed principal account. Disclosures regarding the guaranteed principal account may, however, be subject to certain generally applicable provisions of the Federal Securities Laws relating to the accuracy and completeness of statements made in prospectuses.

  This prospectus describes a Variable Adjustable Life insurance policy and is generally intended to serve as a disclosure document only for the aspects of the Policy relating to the sub-accounts of the Variable Life Account. For complete details regarding the guaranteed principal account, please see the Variable Adjustable Life Policy.

General Account Description Our general account consists of all assets owned by us other than those in the Variable Life Account and any other separate accounts which we may establish. The guaranteed principal account is that portion of our general assets which is attributable to this Policy and policies of this class, exclusive of policy loans. The description is for accounting purposes only and does not represent a division of the general account assets for the specific benefit of contracts of this class. Allocations to the guaranteed principal account become part of our general assets and are used to support insurance and annuity obligations. Subject to applicable law, we have sole discretion over the investment of assets of the general account. Policy owners do not share in the actual investment experience of the assets in the general account.

  You may allocate or transfer a portion or all of the net premiums to accumulate at a fixed rate of interest in the guaranteed principal account. We guarantee such amounts as to principal and a minimum rate of interest. Transfers from the guaranteed principal account to the sub-accounts of the Variable Life Account are subject to certain limitations with respect to timing and amount.

General Account Value We bear the full investment risk for amounts allocated to the guaranteed principal account. We guarantee that interest credited to each policy owner's actual cash value in the guaranteed principal account will not be less than an annual rate of 4 percent without regard to the actual investment experience of the general account.

  We may, at our sole discretion, credit a higher rate of interest, "excess interest," although we are not obligated to credit interest in excess of 4 percent per year, and may not do so. Any interest credited on the Policy's actual cash value in the guaranteed principal account in excess of the guaranteed minimum rate per year will be determined at our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

  Even if excess interest is credited to your actual cash value in the guaranteed principal account, we will not credit excess interest to that portion of the policy value which is in the loan account in the general account. However, such loan account will be credited interest at a rate which is not less than the policy loan interest rate minus 1 percent per year.

                  Detailed Information about the
                         Variable Adjustable Life Insurance Policy
Adjustable Life Insurance
   This Policy is similar to our conventional life insurance product known as "adjustable life". This Policy, like conventional adjustable life insurance, permits you to determine the amount of life insurance protection you need and the amount of money you can afford to pay. Based on your selection of the premium, face amount and death benefit option, we will calculate the guaranteed plan of insurance. Thus, adjustable life allows you the flexibility to customize a Policy to meet your needs. Theoretically, each Policy can be unique because of the different combinations of age, amount of life insurance protection and premium. In addition, adjustable life is designed to adapt to your changing needs and objectives by allowing you to change your Policy after issue. You may adjust the face amount and premium level, and thus the plan of insurance, subject to the limitations described herein, so long as the Policy remains in force.

Flexibility at Issue Subject to certain minimums, maximums and our underwriting standards, you may choose any level of premium or death benefit that you wish. This flexibility results in a broad range of plans of insurance. Generally speaking, a plan of insurance refers to the period during which insurance is guaranteed and the period during which you will have to pay premiums.

   Whole life insurance plans provide life insurance in an amount at least equal to the face amount at the death of the insured whenever that occurs. Premiums may be payable for a specified number of years or for the life of the insured.

   Protection insurance plans provide life insurance in an amount at least equal to the face amount for a specified period, with premiums payable for a specified period. These two periods may not be the same.

   At high premium levels, the period of premium payments may be limited to satisfy the requirements of the Internal Revenue Code to qualify as life insurance. The result will be a protection plan that guarantees coverage beyond the premium paying period.

   The larger the premium you pay, the larger the policy values you may expect to be available for investment in the Fund Portfolios. Under the Policy, the highest premium permitted at the time of issue, for a specific death benefit, is one which will provide a fully paid-up Policy after the payment of five annual premium payments. A Policy becomes paid-up when its policy value is such that no further premiums are required to provide the death benefit until the death of the insured, provided there is no policy indebtedness.

   Examples of whole life plans include Policies which become paid-up upon the payment of a designated number of annual premiums, such as ten pay life or twenty pay life. If you select a premium level for a specific face amount which would cause the Policy to become paid-up at other than a policy anniversary, you will be required to pay scheduled premiums until the policy anniversary immediately following the date the Policy is scheduled to become paid-up.

   The lowest annual base premium allowed for any plan of insurance is $300; for insureds age 0 to 15, the minimum is $150. Subject to this limitation, the lowest premium you may choose for any specific amount of life insurance protection is a premium which will provide a death benefit for a period of ten years from the policy date. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years, as described in the table below:

                                                                  Minimum Plan
  Issue Age                                                        (in years)
  ---------                                                       ------------
     46                                                                9
     47                                                                8
     48                                                                7
     49                                                                6
     50                                                                5
     51                                                                4
52 or greater                                                          3

   This is the minimum plan of insurance for any given face amount. The minimum initial face amount on a Policy is $25,000; if the insured is age 0 to 15, the minimum face amount is $10,000.

Policy Adjustments
   Adjustable life insurance policies allow you to change the premium, face amount or the death benefit option of the Policy after it is issued. Subject to the limitations described more fully below, you can at any time change the face amount, the death benefit option or your scheduled premium. Any of those changes will usually result in a change in the plan of insurance.
Depending upon the change you request, the premium paying period or the guaranteed period of coverage may be lengthened or shortened.

  Changes in premium, face amount or the death benefit option are referred to as policy adjustments. They may be made singly or in combination with one another.

  A partial surrender of a Policy's cash value, an adjustment so that there are no further scheduled base premiums, a change in underwriting classification or any change requiring evidence of insurability are also policy adjustments.

  When a Policy is adjusted, we compute the new plan of insurance, face amount or premium amount. If your Policy has the Cash Option and a partial surrender of actual cash value is made, the Policy will be automatically adjusted to a new face amount which will be equal to the old face amount less the amount of the partial surrender. An adjustment providing for no further scheduled base premium, regardless of whether the Policy is paid-up, is also referred to as a "stop premium" mode and is described under the caption "Avoiding Lapse" on page 19 of this prospectus. Certain adjustments may cause a Policy to become a modified endowment contract. See "Federal Tax Status" for a description of the federal tax treatment of modified endowment contracts.

  In computing a new plan of insurance as a result of an adjustment, we will make the calculation on the basis of the higher of the Policy's "tabular value" or 75 percent of the Policy's "policy value" at the time of the change. The "policy value" is the actual cash value of the Policy plus the amount of any policy loan, while the "tabular value" is the value underlying the guaranteed plan of insurance. If 75 percent of the policy value is higher than the tabular value, a policy adjustment will translate the excess value into an improved plan of insurance. If 75 percent of the policy value is less than the tabular value, using the tabular value ensures that the Policy's guarantee of a minimum death benefit is not impaired by the adjustment.

  Any adjustment will result in a redetermination of a Policy's tabular value. After adjustment, the tabular value shall be equal to the greater of 75 percent of the policy value or the tabular value prior to that adjustment, plus any non-repeating premium paid at the time of the adjustment and minus the amount of any partial surrender made at the time of the adjustment.

  On adjustment, you may request a new Policy face amount. In the absence of your instructions, we will calculate the face amount after adjustment depending on the Policy's death benefit option and the type of adjustment. If the Policy has the Cash Option, we will reduce the face amount by the amount of any partial surrender. With the Protection Option, we will not reduce the face amount, but the death benefit will be reduced by the amount of the partial surrender.

  All of these changes may be accomplished under a single Policy. There is no need to surrender the Policy or purchase a new one simply because of a change in your insurance needs. Whenever adjustments are made, new policy information pages will be provided. These pages state the new face amount, death benefit option, scheduled premium, plan of insurance and attained age.

  Adjustments can be made on any monthly anniversary of the policy date; only one adjustment may be made each month. You may request a policy adjustment by completing an application for adjustment. Any adjustment will be effective on the date that it is approved by us and recorded at our home office.

Restrictions on Adjustments
  An adjustment must satisfy certain limitations on premiums, face amount and plan of insurance. Limitations are also designed to ensure that the Policy qualifies as life insurance for federal tax purposes. Other limitations on adjustments and combinations of adjustments may also apply. The current limits on adjustments are those described here. We reserve the right to change these limitations from time to time.
(1) Any adjustment for a change of premium must result in a change of the annual premium of at least $100. Currently, we will waive this limitation for changes in premium which are the result of a face amount change under the Inflation Agreement.

(2) Any Policy adjustment, other than a change to a stop premium, must result in a Policy with an annual base premium of at least $300; if the insured is age 0 to 15, the minimum is $150.
(3) Any adjustment for a change of the face amount must result in a change of the face amount of at least $5,000, except for face amount changes which are the result of an Inflation Agreement change or a partial surrender.
(4) An adjustment may not result in more than a paid-up whole life plan for the current face amount.
(5) Any adjustment involving an increase in premium may not result in a whole life plan of insurance requiring the payment of premiums for less than five years or to age 100, if less.
(6) After an adjustment involving a face amount or premium increase, the Policy must provide insurance to the next policy anniversary at or after ten years from the date of adjustment. If the insured's age at adjustment is over age 45, the minimum plan of protection will be less than ten years from the date of adjustment, as described in the table below.

Adjustment Age                                                 Number of Years
--------------                                                 ---------------
     46                                                               9
     47                                                               8
     48                                                               7
     49                                                               6
     50                                                               5
     51                                                               4
52 or greater                                                         3

(7) An adjustment to stop premium requires that a Policy have an actual cash value at the time of the adjustment sufficient to keep the Policy in force until the next policy anniversary.
(8) After any adjustment, other than those described in (6) and (7), the Policy must provide insurance to the next policy anniversary at or after one year from the date of adjustment.
(9) No adjustments may be made during the first policy year; this restriction will not apply after July 5, 2001.

Proof of Insurability We require proof of insurability for all adjustments resulting in an increase in death benefit, except for increases made pursuant to an additional benefit agreement. In addition, except for partial surrenders to pay sub-standard risk premiums, we require proof of insurability for partial surrenders where, at the request of the policy owner, no reduction is made in the Policy's death benefit. Decreases in face amount or premium and increases in premium not resulting in any increase in death benefit do not require evidence of insurability. We may require evidence of insurability when a non-repeating premium is paid if the death benefit of your Policy increases as a result of the payment of a non-repeating premium.

   We may also require evidence of insurability to change underwriting classification or to add additional agreements.

Charges in Connection with Policy Adjustments In connection with a policy adjustment, we will make a special $25 charge to cover the administrative costs associated with processing the adjustment. If, however, the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. In addition, because of the underwriting and selling expenses anticipated for any change resulting in an increase in premium, we will assess a Sales Charge on any increase in premium on adjustment. We will also assess an Additional Face Amount Charge on any increase in face amount. See, for a further description of these charges, the section "Policy Charges" in this prospectus on page 25. Limiting the Sales Charge and the Additional Face Amount Charge to the increased premium or face amount is in substance the equivalent of issuing a new Policy for the increase.

  The chart below illustrates the effect of certain policy adjustments:


 Decrease the face amount
 and keep premiums the same

                                 The guaranteed period of
                                 coverage will generally be
              OR                 longer

 Keep the face amount the                     OR
 same and increase premiums

                                 The premium paying period
             OR                  will generally be shorter
 Keep the face amount and
 premiums the same, and
 switch from the Protection
 Option to the Cash Option

-------------------------------------------------------------------------------
 Increase the face amount
 and keep premiums the same

                                 The guaranteed period of
             OR                  coverage will generally be
                                 shorter
 Keep the face amount the
 same and decrease premiums

                                              OR

             OR                  The premium payment period
                                 will generally be longer
 Keep the face amount and
 premiums the same, and
 switch from the Cash Option
 to the Protection Option


Applications and Policy Issue
  Persons wishing to purchase a Policy must send a completed application to us at our home office. The minimum face amount we will issue on a Policy is $25,000 and we require an annual base premium on each Policy of at least $300. If the insured is age 0 to 15, the minimum face amount is $10,000 and the minimum premium is $150. The minimum plan of insurance at policy issue is a protection plan which has a level death benefit for a period of ten years. If the insured's age at original issue is over age 45, the minimum plan of protection will be less than ten years from the Policy date, as described on page 13. The Policy must be issued on an insured no more than age 90. Before issuing any Policy, we require evidence of insurability satisfactory to us, which in some cases will require a medical examination. Persons who present a lower mortality risk are offered the most favorable premium rates, while a higher premium is charged to persons with a greater mortality risk. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject an application for any reason.

  If we accept an application, accompanied by a check for all or at least one-twelfth of the annual premium, the policy date will be the issue date, which is the date the decision to accept the application and issue the Policy is made. We will use the policy date to determine subsequent policy anniversaries and premium due dates.

  If we accept an application not accompanied by a check for the initial premium, a Policy will be issued with a policy date which is 25 days after the issue date. We have determined 25 days to be the normal time during which delivery of the Policy is expected to occur. We or our agent must receive the initial premium within 60 days after the issue date. No life insurance coverage is provided until the initial premium is paid. If the initial premium is paid after the policy date (and the policy date is not changed as described below), you will have paid for insurance coverage during a period when no coverage was in force. Therefore, in such circumstance you should consider requesting a current policy date, i.e., the date on which our home office receives the premium. You will be sent updated policy pages to reflect the change in policy date. This request should be made at or prior to the time you pay the initial premium.


  In certain circumstances it may be to your advantage to have the policy date be the same as the issue date in order to preserve an issue age on which premium rates are based. In that case, all premiums due between the issue date and the date of delivery of the Policy must be paid on delivery.

   When the Policy is issued, the face amount, premium, and a listing of any additional agreements are stated on the policy information pages of the policy form, page 1.

Policy Premiums
   The Policies have a level premium payable for a specified period or until the Policy becomes paid-up. We guarantee that we will not increase the amount of premiums for a Policy in force. Subject to the limitations discussed under the heading "Restrictions on Adjustments" in this prospectus on page 14, you may choose to adjust the Policy at any time and alter the amount of future premiums.

   The premium required for a Policy will depend on the Policy's initial face amount, the death benefit option, the plan of insurance, the insured's age at issue, gender, risk classification, tobacco use and the additional benefits associated with the Policy.

   The first premium is due as of the policy date and must be paid on or before the date your Policy is delivered. Between the date we receive an initial premium for the Policy, either a full first premium or a partial premium, and the date insurance coverage commences under the Policy, the life of the insured may be covered under the terms of a temporary insurance agreement. All scheduled premiums after the first premium are payable on or before the date they are due and must be mailed to us at our home office. In some cases, you may elect to have premiums paid under our automatic payment plan through pre-authorized transfers from a bank checking account or such other account as your bank approves.


   Scheduled premiums on the Policy are payable for a specified period on an annual, semi-annual or quarterly basis on the due dates set forth in the Policy. You may also pay scheduled premiums monthly if you make arrangements for payments through an automatic payment plan established through your bank or if you meet the requirements to establish a payroll deduction plan through your employer. A scheduled premium may be paid no earlier than twenty days prior to the date that it is due. For premiums paid after the due date, see the paragraph following the heading "Lapse" in this section of the prospectus.

   Charges for additional benefits and for sub-standard risks are deducted from premiums to calculate base premiums. From base premiums we deduct charges assessed against premiums and non-repeating premiums to calculate net premiums.

   Net premiums are allocated to the guaranteed principal account or sub-accounts of the Variable Life Account which, in turn, invest in Fund shares.

   In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. (See the description of modified endowment contracts under the heading "Federal Tax Status" on page 30.) To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.


   You make your selection on your application for the Policy. You may change your allocation instructions for future premiums by giving us a signed written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. You may also contact us through our Internet Online Service Center. The allocation to the guaranteed principal account or to any sub-account of the Variable Life Account must be in multiples of 5 percent of the net premium. We reserve the right to delay the allocation of net premiums to named sub-accounts for a period of up to 30 days after Policy issue or an adjustment. In no event will any delay extend beyond the free look period applied to the Policy in the state in which it is issued. If we exercise this right, we will allocate net premiums to the Money Market sub-account until the end of that period. This right, which has not been implemented to date, will be exercised by us only when we believe economic conditions make such an allocation necessary to reduce market risk during the free look period.


   We reserve the right to restrict the allocation of premiums to the guaranteed principal account. If we do so, no more than 50 percent of the net premium may be allocated to the guaranteed principal account.

Currently, we do not exercise such a restriction.

Non-repeating Premiums The Policy also allows a policy owner to pay a premium called a non-repeating premium. This payment of premium is in addition to the scheduled premiums. The payment of a non-repeating premium will increase the policy values you have available for investment in the Fund. The maximum non-repeating premium we will accept is the amount sufficient to change your Policy to a paid-up whole life policy for the face amount. The minimum non-repeating premium is $500.

  We will bill annually, semi-annually or quarterly for non-repeating premiums if a Policy has a base annual premium of at least $2,400 and if the total annual amount billed for non-repeating premiums is at least $600. You may also arrange for monthly payments through an automatic payment plan established through your bank; in this situation, your base annual premium must be at least $2,400 and each non-repeating premium must be at least $50.

  We may impose additional restrictions or refuse to permit non-repeating premiums at our discretion.

  The payment of a non-repeating premium may have Federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 30.

Paid-Up Policies A Policy is paid-up when no additional premiums are required to provide the face amount of insurance for the life of the insured. We may or may not accept additional premiums. However, the actual cash value of a paid-up Policy will continue to vary daily to reflect the investment experience of the Variable Life Account and any interest credited as a result of a policy loan. Once a Policy becomes paid-up, it will always retain its paid-up status regardless of any subsequent decrease in its policy value. However, on a paid-up Policy with indebtedness, where the actual cash value decreases to zero, a loan repayment may be required to keep the Policy in force. See the discussion in this prospectus under the heading "Policy Loans," below.

  We will make a determination on each policy anniversary as to whether a Policy is paid-up. When a Policy becomes paid-up, we will send you a notice.

Lapse Your Policy may lapse in one of two ways: (1) if a scheduled premium is not paid; or (2) if there is no actual cash value when there is a policy loan.

  As a scheduled premium policy, your Policy will lapse if a premium is not paid on or before the date it is due or within the 31-day grace period provided by the Policy. You may pay that premium during the 31-day period immediately following the premium due date. Your premium payment, however, must be received in our home office within the 31-day grace period. The insured's life will continue to be insured during this 31-day period.

  If a Policy covers an insured in a sub-standard risk class, you must continue to pay the portion of the scheduled premium equal to the charge for such risk even if the Policy is on stop premium. As with any scheduled premium, failure to pay the premium for the sub-standard risk within the grace period will cause the Policy to lapse.

  If scheduled premiums are paid on or before the dates they are due or within the grace period, absent any policy loans, the Policy will remain in force even if the investment results of the sub-accounts have been so unfavorable that the actual cash value has decreased to zero. However, should the actual cash value decrease to zero while there is an outstanding policy loan the Policy will lapse, even if the Policy was paid-up and all scheduled premiums had been paid.

  If the Policy lapses because not all scheduled premiums have been paid or if a Policy with a policy loan has no actual cash value, we will send you a notice of default that will indicate the payment required to keep the Policy in force on a premium paying basis. If we do not receive the payment within 31 days after the date of mailing the notice of default, the Policy will terminate or the nonforfeiture benefits will apply. For more information on lapse, see "Avoiding Lapse" below.

  If at the time of any lapse a Policy has a surrender value, that is, an amount remaining after subtracting from the actual cash value all unpaid policy charges, we will use it to purchase extended term insurance. The extended term benefit is a fixed life insurance benefit calculated on the 1980 Commissioners Standard Ordinary Mortality Tables with 4 percent interest. As an alternative to the extended term insurance, you may have the surrender value paid to you in a single sum payment, thereby terminating the Policy. Unless you request a single sum payment of your surrender value within 62 days of the date of the first unpaid premium, we will apply it to purchase extended term insurance on the insured's life.

   We determine the duration of the extended term benefit by applying the surrender value of your Policy as of the end of the grace period as a premium to buy fixed benefit term insurance. The extended term benefit is not provided through the Variable Life Account and the death benefit will not vary during the extended term insurance period. The amount of this insurance will be equal to the face amount of your Policy, less the amount of any policy loans at the date of lapse. During the extended term period a Policy has a surrender value equal to the reserve for the insurance coverage for the remaining extended term period. At the end of the extended term period all insurance provided by your Policy will terminate and the Policy will have no further value.

   You may arrange for automatic premium loans to keep the Policy in force in the event that a scheduled premium payment is not made. For more information on this option, please see the heading "Policy Loans" in this prospectus on page 23.

Reinstatement At any time within three years from the date of lapse you may ask us to restore your Policy to a premium paying status unless the Policy terminated because the surrender value has been paid, or the period of extended term insurance has expired. We will require:

(1) your written request to reinstate the Policy;
(2) that you submit to us at our home office during the insured's lifetime evidence satisfactory to us of the insured's insurability so that we may have time to act on the evidence during the insured's lifetime; and
(3) at our option a premium payment which is equal to all overdue premiums with interest at a rate not to exceed 6 percent per year compounded annually and any policy loan in effect at the end of the grace period following the date of default with interest at a rate not exceeding 5 percent per year compounded annually. At the present time we do not require the payment of all overdue premiums, or the payment of interest on reinstated loans.

Avoiding Lapse If your Policy has sufficient loan value, you can avoid a lapse due to the failure to pay a scheduled premium with an automatic premium loan. The effect of a policy loan on policy values and the restrictions applicable thereto are described under the caption "Policy Loans" on page 23 of this prospectus. An automatic premium loan is particularly advantageous for a policy owner who contemplates early repayment of the amount loaned, since it permits the policy owner to restore policy values without additional policy charges. Automatic premium loans for the long term are generally not advantageous.

   You may also avoid a lapse by adjusting your Policy to a zero base premium. We call this the stop premium mode. We will determine a new plan of insurance based on the face amount and death benefit option and the assumption that no further premiums will be paid.

   The insurance coverage resulting from an adjustment to a stop premium mode is similar to the coverage available under the extended term option. Under both, the coverage is provided only for a limited period of time. There are, however, fundamental differences between the two. Extended term coverage is a fixed benefit with fixed cash values providing a guaranteed period of coverage. The stop premium mode provides variable insurance with an actual cash value and, under the Protection Option, a death benefit that will vary with the actual cash value. Because the actual cash value continues to exist, we will continue to assess policy charges against the actual cash value while the Policy is on stop premium. Moreover, if a Policy covers an insured in a sub-standard risk class, the portion of the scheduled premium equal to the charge for such risk will continue to be payable.

   There are also other differences which you should consider. In general, if you contemplate resuming premium payments at a future date, the stop premium mode may be more desirable in that you may resume premium payments at any time without evidence of insurability. The reinstatement option available during the extended term period requires proof of insurability and must be exercised within three years following the date of lapse.

  If you do not contemplate resuming premium payments, your choice between permitting your Policy to lapse and adjusting it to a stop premium mode is more complicated since the period of guaranteed coverage under the extended term option will be different from that under the stop premium mode. When you are making this decision you should ask us what these periods are.

Actual Cash Value
  The Policy has an actual cash value which varies with the investment experience of the guaranteed principal account and the sub-accounts of the Variable Life Account. The actual cash value equals the value of the guaranteed principal account and the value of the sub-accounts of the Variable Life Account. It is determined separately for your guaranteed principal account actual cash value and for your separate account actual cash value. The separate account actual cash value will include all sub-accounts of the Variable Life Account.

  Unlike a traditional fixed benefit life insurance policy, a Policy's actual cash value cannot be determined in advance, even if scheduled premiums are paid when required, because the separate account actual cash value varies daily with the investment performance of the sub-accounts. Even if you continue to pay scheduled premiums when due, the separate account actual cash value of a Policy could decline to zero because of unfavorable investment experience and the assessment of charges.

  Upon request, we will tell you the actual cash value of your Policy. We will also send you a report each year on the policy anniversary advising you of your Policy's actual cash values, the face amount and the death benefit as of the date of the report. It will also summarize Policy transactions during the year. The information will be current as of a date within two months of its mailing.

  The guaranteed principal account actual cash value is the sum of all net premium payments allocated to the guaranteed principal account. This amount will be increased by any interest, asset credits, loan repayments, policy loan interest credits and transfers into the guaranteed principal account. This amount will be reduced by any policy loans, unpaid policy loan interest, partial surrenders, transfers into the sub-accounts of the Variable Life Account and charges assessed against your guaranteed principal account actual cash value. We credit interest on the guaranteed principal account actual cash value of your Policy daily at a rate of not less than 4 percent per year, compounded annually. We guarantee this minimum rate for the life of the Policy without regard to the actual experience of the general account. As conditions permit, we will credit additional amounts of interest to the guaranteed principal account actual cash value. Your guaranteed principal account actual cash value is guaranteed by us. It cannot be reduced by any investment experience of the general account.

  We determine each portion of a Policy's separate account actual cash value separately. The separate account actual cash value is not guaranteed. We determine the separate account actual cash value made by multiplying the current number of sub-account units credited to a Policy by the current sub-account unit value. A unit is a measure of your Policy's interest in a sub-account. The number of units credited with respect to each net premium payment is determined by dividing the portion of the net premium payment allocated to each sub-account by the then current unit value for that sub-account. The number of units credited is determined as of the end of the valuation period during which we receive your premium at our home office.

  Once determined, the number of units credited to your Policy will not be affected by changes in the unit value. However, the number of units will be increased by the allocation of subsequent net premiums, non-repeating premiums, asset credits, loan repayments, loan interest credits and transfers to that sub-account. The number of units will be decreased by policy charges to the sub-account, policy loans and loan interest, transfers from that sub-account and partial surrenders from that sub-account. The number of units will decrease to zero when the policy is surrendered or extended term insurance is purchased.

  The unit value of a sub-account will be determined on each valuation date. The amount of any increase or decrease will depend on the net investment experience of that sub-account. The value of a unit for each sub-account was originally set at $1.00 on the first valuation date. For any subsequent valuation date, its value is equal to its value on the preceding valuation date multiplied by the net investment factor for that sub-account for the valuation period ending on the subsequent valuation date.

   The net investment factor for a valuation period is: the gross investment rate for such valuation period, less a deduction for the mortality and expense risk charge under this Policy which is assessed at an annual rate of .50 percent against the average daily net assets of each sub-account of the Variable Life Account. The gross investment rate is equal to:

(1) the net asset value per share of a Fund share held in the sub-account of the Variable Life Account determined at the end of the current valuation period; plus
(2) the per share amount of any dividend or capital gain distributions by the Funds if the "ex-dividend" date occurs during the current valuation period; with the sum divided by
(3) the net asset value per share of that Fund share held in the sub-account determined at the end of the preceding valuation period.

   We determine the value of the units in each sub-account on each day on which the Portfolios of the Funds are valued. The net asset value of the Funds' shares is computed once daily, and, in the case of the Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central time), but this time may be changed) on each day, Monday through Friday, except:

(1) days on which changes in the value of the Funds' portfolio securities will not materially affect the current net asset value of the Funds' shares,
(2) days during which no Funds' shares are tendered for redemption and no order to purchase or sell the Funds' shares is received by the Funds and
(3) customary national business holidays on which the New York Stock Exchange is closed for trading.

   Although the actual cash value for each Policy is determinable on a daily basis, we update our records to reflect that value on each monthly anniversary. We also make policy value determinations on the date of the insured's death and on a policy adjustment, surrender, and lapse. When the policy value is determined, we will assess and update to the date of the transaction those charges made against and credits to your actual cash value, namely the Monthly Policy Charge and the Cost of Insurance Charge. Increases or decreases in policy values will not be uniform for all Policies but will be affected by policy transaction activity, cost of insurance charges, and the existence of policy loans.

   To illustrate the operation of the Policy under various assumptions, we have prepared several tables, along with additional explanatory text, that may be of assistance. For these tables, please see Appendix A, "Illustrations of Policy Values, Death Benefits and Premiums," found on page A-1 of this prospectus. For additional information about the Policy's cash value, please see Appendix B, "Understanding How Premium Becomes Cash Value," found on page B-1 of this prospectus.

Transfers The Policy allows for transfers of the actual cash value between the guaranteed principal account and the Variable Life Account or among the sub-accounts of the Variable Life Account. You may request a transfer at any time while the Policy remains in force or you may arrange in advance for systematic transfers; systematic transfers are transfers of specified dollar or unit value amounts to be made periodically among the sub-accounts and the guaranteed principal account. One type of systematic transfer is known as an automatic portfolio rebalancing ("APR"). Following your written instructions as to the percentage of your actual cash value you wish to have in each of your sub-accounts, we will transfer amounts to and from those sub-accounts to achieve the percentages you desire.


   The amount to be transferred to or from a sub-account or the guaranteed principal account must be at least $250. If the actual cash value in an account is less than $250, the entire actual cash value attributable to that sub-account or the guaranteed principal account must be transferred. If a transfer would reduce the actual cash value in the sub-account from which the transfer is to be made to less than $250, we reserve the right to include that remaining sub-account actual cash value in the amount transferred. We will make the transfer on the basis of sub-account unit values as of the end of the valuation period during which your written or telephone request is received at our home office. A transfer is subject to a transaction charge, not to exceed $10, for each transfer of actual cash value among the sub-accounts and the guaranteed principal account. Currently, there is a charge only for non-systematic transfers in excess of 12 per year.


  Your instructions for transfer may be made in writing or you, or your agent if authorized by you, may make such changes by telephone. To do so, you may call us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. Policy owners may also submit their requests for transfer, surrender or other transactions to us by facsimile
(FAX) transmission. Our FAX number is (651) 665-4194. You may also contact us through our Internet Online Service Center.


  Transfers made pursuant to a telephone call or through the internet are subject to the same conditions and procedures as would apply to written transfer requests. During periods of marked economic or market changes, you may have difficulty making a telephone or online request due to a heavy volume of telephone calls or internet activity. In such a circumstance, you should consider submitting a written transfer request while continuing to attempt a telephone or internet transaction. We reserve the right to restrict the frequency of, or otherwise modify, condition, terminate or impose charges upon, telephone or internet transfer privileges. For more information on telephone or internet transactions, contact us.

  With all telephone or internet transactions, we will employ reasonable procedures to satisfy ourselves that instructions received from policy owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require policy owners to identify themselves through policy numbers, social security numbers and such other information we deem reasonable. We record telephone transfer instruction conversations and we provide the policy owners with a written confirmation of the telephone or internet transfer.

  The maximum amount of actual cash value to be transferred out of the guaranteed principal account to the sub-accounts of the Variable Life Account may be limited to 20 percent of the guaranteed principal account balance. Transfers to or from the guaranteed principal account may be limited to one such transfer per policy year.

  Transfers from the guaranteed principal account may be made by a written or telephone request or through the internet. Your request must be received by us or postmarked in the 30-day period before or after the last day of the policy year. Currently we do not impose this time restriction. Written requests for transfers which meet these conditions will be effective after we approve and record them at our home office.


  The Funds may restrict the amounts or frequency of transfers to or from the sub-accounts of the separate account in order to protect fund shareholders.

  In the case of a transfer, the charge is assessed against the amount transferred.

Death Benefit Options
  The death benefit provided by the Policy depends upon the death benefit option you choose. You may choose one of two available death benefit options-- the Cash Option or the Protection Option. If you fail to make an election, the Cash Option will be in effect. At no time will the death benefit be less than the minimum death benefit required so that the Policy qualifies as a life insurance policy under the guideline premium test of Section 7702 of the Internal Revenue Code.

Cash Option Under the Cash Option, the death benefit will be the larger of:

(a) the face amount at the time of the insured's death; or
(b) the minimum death benefit required to qualify under Section 7702.

  The death benefit will not vary unless the death benefit is the minimum death benefit required under Section 7702.

Protection Option Under the Protection Option, the death benefit will be the larger of:

(a) the face amount, plus the policy value, at the time of the insured's death; or
(b) the minimum death benefit required to qualify under Section 7702.

   The death benefit provided by the Protection Option will vary depending on the investment experience of the allocation options you select.

   The Protection Option is only available until the policy anniversary nearest the insured's age 100; at that time we will convert the death benefit option to the Cash Option.

Choosing the Death Benefit Option The different death benefit options meet different needs and objectives. If you are satisfied with the amount of your insurance coverage and wish to have any favorable policy performance reflected to the maximum extent in increasing actual cash values, you should choose the Cash Option. The Protection Option results primarily in an increased death benefit. In addition, there are other distinctions between the two options which may influence your selection. Given the same face amount and premium the Cash Option will provide guaranteed coverage for a longer period than the Protection Option. This is because of larger cost of insurance charges under the Protection Option resulting from the additional amount of death benefit. But under the Cash Option, favorable policy performance does not generally increase the death benefit, and the beneficiary will not benefit from any larger actual cash value which exists at the time of the insured's death because of the favorable policy performance.

   You may change the death benefit option while the Policy is in force through a policy adjustment. We may require that you provide us with satisfactory evidence of the insured's insurability before we make a change to the Protection Option. The change will take effect when we approve and record it in our home office. A change in death benefit option may have Federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 30.

   For an illustration of the calculation of the death benefit under the Policy options, please see Appendix C, "Illustration of Death Benefit Calculation," on page C-1 of this prospectus.

Policy Loans
   You may borrow from us using only your Policy as the security for the loan. The total amount of your loan may not exceed 90 percent of your policy value. A loan taken from, or secured by a Policy, may have Federal income tax consequences. See the heading "Federal Tax Status" in this prospectus on page 30.

   The policy value is the actual cash value of your Policy plus any policy loan. Any policy loan paid to you in cash must be in an amount of at least $100. Policy loans in smaller amounts are allowed under the automatic premium loan provision. We will deduct interest on the loan in arrears. You may obtain a policy loan with a written request or by calling us at 1-800-277-9244 between the hours of 8:00 a.m. and 4:30 p.m., Central time, our regular business hours. If you call us you will be asked, for security purposes, for your personal identification and policy number. The Policy will be the only security required for your loan. We will determine your policy value as of the date we receive your request at our home office.

   When you take a loan, we will reduce the actual cash value by the amount you borrow and any unpaid interest. Unless you direct us otherwise, we will take the policy loan from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account in the separate account on a pro-rata basis. The number of units to be sold will be based upon the value of the units as of the end of the valuation period during which we receive your loan request at our home office. This amount shall be transferred to the loan account. The loan account continues to be part of the Policy in the general account. A policy loan has no immediate effect on policy value since at the time of the loan the policy value is the sum of your actual cash value and any policy loan.

   The actual cash value of your Policy may decrease between premium due dates. Unfavorable investment experience and the assessment of charges could cause your separate account actual cash value to decline to zero. If your Policy has indebtedness and no actual cash value, the Policy will lapse and there may be adverse tax consequences; see the Federal Tax Status section on page 30. In this event, to keep your Policy in force, you will have to make a loan repayment. We will give you notice of our intent to terminate the Policy and the loan repayment required to keep it in force. The time for repayment will be within 31 days after our mailing of the notice.

Policy Loan Interest The interest rate on a policy loan will not be more than the rate shown on page 1 of your Policy. The interest rate charged on a policy loan will not be more than that permitted in the state in which the Policy is delivered.

  Policy loan interest is due:
  .on the date of the death of the insured
  .on a policy adjustment, surrender, lapse, a policy loan transaction .on each policy anniversary.

  If you do not pay the interest on your loan in cash, your policy loan will be increased and your actual cash value will be reduced by the amount of the unpaid interest. The new loan will be subject to the same rate of interest as the loan in effect.

  We will also credit interest to your Policy when there is a policy loan. Interest credits on a policy loan shall be at a rate which is not less than your policy loan interest rate minus 1 percent per year. We allocate policy loan interest credits to your actual cash value as of the date of the death of the insured, on a policy adjustment, surrender, lapse, a policy loan transaction and on each policy anniversary. We allocate interest credits to the guaranteed principal account and separate account following your instructions for the allocation of net premiums.

  Currently, the loan account credits interest, as described above, at a rate which is not less than your policy loan interest rate minus 1 percent per year. However, if the Policy has been in force for ten years or more, we will credit your loan at a rate which is equal to the policy loan rate minus .5 percent per year.

  Policy loans may also be used as automatic premium loans to keep your Policy in force if a premium is unpaid at the end of the grace period. We will make automatic premium loans unless you have requested us not to. Interest on such a policy loan is charged from the date the premium was due. However, in order for an automatic premium loan to occur, the amount available for a loan must be enough to pay at least a quarterly premium. If the loan value is not enough to pay at least a quarterly premium, your Policy will lapse.

Policy Loan Repayments If your Policy is in force, you may repay your loan in part or in full at any time before the insured's death. Your loan may also be repaid within 60 days after the date of the insured's death, if we have not paid any of the benefits under the Policy. Any loan repayment must be at least $100 unless the balance due is less than $100. We will waive this minimum loan repayment provision for loan repayments made under our automatic payment plan where loan repayments are in an amount of at least $25.

  We allocate loan repayments to the guaranteed principal account until all loans from the guaranteed principal account have been repaid. Thereafter we allocate loan repayments to the guaranteed principal account or the sub-accounts of the Variable Life Account as you direct. In the absence of your instructions, we will allocate loan repayments to the guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis, and to each sub-account in the separate account on a pro-rata basis.

  Loan repayments reduce your loan account by the amount of the loan repayment.

  A policy loan, whether or not it is repaid, will have a permanent effect on the policy value because the investment results of the sub-accounts will apply only to the amount remaining in the sub-accounts. The effect could be either positive or negative. If net investment results of the sub-accounts are greater than the amount being credited on the loan, the policy value will not increase as rapidly as it would have if no loan had been made. If investment results of the sub-accounts are less than the amount being credited on the loan, the policy value will be greater than if no loan had been made.

Surrender
  You may request a surrender or partial surrender of your Policy at any time while the insured is living. The surrender value of the Policy is the actual cash value plus asset credits and minus unpaid policy charges which are assessed against actual cash value. We determine the surrender value as of the end of the valuation period during which we receive your surrender request at our home office. You may surrender the Policy by sending us the Policy and a written request for its surrender. You may request that the surrender value be paid to you in cash or, alternatively, applied on a settlement option or to provide extended term insurance on the life of the insured.

   We also permit a partial surrender of the actual cash value of the Policy in any amount of $500 or more. The maximum partial surrender is the amount available as a policy loan. The death benefit of the Policy will be reduced by the amount of the partial surrender. With any partial surrender, we will adjust the Policy to reflect the new face amount and actual cash value and, unless otherwise instructed, the existing level of premium payments.

   We are currently waiving the restriction requiring a minimum amount for a partial surrender where a partial surrender from a Policy, which is on stop premium, is being used to pay premiums for sub-standard risks or premiums on any benefits and riders issued as part of the Policy. Transaction fees otherwise applicable to such a partial surrender are also waived.

   On a partial surrender, you may tell us from which Variable Life Account sub-accounts a partial surrender is to be taken or whether it is to be taken in whole or in part from the guaranteed principal account. If you do not, we will deduct partial surrenders from your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and, from each sub-account of the separate account on a pro-rata basis. We will tell you, on request, what amounts are available for a partial surrender under your Policy.

   We will pay a surrender or partial surrender as soon as possible, but not later than seven days after we receive your written request for surrender. However, if any portion of the actual cash value to be surrendered is attributable to a premium or non-repeating premium payment made by non-guaranteed funds such as a personal check, we will delay mailing that portion of the surrender proceeds until we have reasonable assurance that the payment has cleared and that good payment has been collected. The amount you receive on surrender may be more or less than the total premiums paid for your Policy.

Free Look
   It is important to us that you are satisfied with this Policy after it is issued. If you are not satisfied with it, you may return the Policy to us or your agent within ten days after you receive it.

   If you return the Policy, you will receive within seven days of the date we receive your notice of cancellation a full refund of the premiums you have paid.

   If the Policy is adjusted, as described under the heading "Policy Adjustments" in this prospectus on page 13, and if the adjustment results in an increased premium, you will again have a right to examine the Policy and you may return the Policy within ten days after you receive it. If you return the Policy, the requested premium adjustment will be cancelled. You will receive a refund of the additional premiums paid within seven days of the date we receive your notice of cancellation for that adjustment.

Policy Charges

Premium Charges Premium charges vary depending on whether the premium is a scheduled premium or a non-repeating premium. Generally, the word "premium" when used in this prospectus means a scheduled premium only. Charges for sub-standard risks and charges for additional benefits are deducted from the premium to calculate the base premium. Charges for sub-standard risks include both table ratings and cash extra charges.

   From base premiums we deduct a Sales Charge, an Additional Face Amount Charge and a Premium Charge.

(1) The Sales Charge consists of a deduction from each premium of up to 44 percent. The Sales Charge applies only to base premiums, scheduled to be paid in the 12 month period following the policy date, or any policy adjustment involving an increase in base premium or any policy adjustment occurring during a period when a Sales Charge is being assessed. It will also apply only to that portion of an annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. In other words, the amount of any base premium in excess of this amount will not be subject to the Sales Charge.

  Only adjustments that involve an increase in base premium will result in an additional Sales Charge being assessed on that increase in premium. If any adjustment occurs during a period when a Sales Charge is being collected and the adjustment results in an increase in base premium, an additional Sales Charge, not to exceed 44 percent of the increase in base premium, will be added to the uncollected portion of the Sales Charge that was being collected prior to the adjustment. This total amount of Sales Charge will then be collected during the 12 month period following the adjustment.
  If any adjustment occurs during the 12 month period when a Sales Charge is being collected and the adjustment does not result in an increase in base premium, a portion or all of the remaining Sales Charge will be collected during the 12 month period following the adjustment.
  For examples of how we compute the Sales Charge and the Additional Face Amount Charge, see Appendix D in this prospectus on page D-1.

  The Sales Charge is designed to compensate us for some of the distribution expenses incurred with respect to the Policies. (Additional distribution expenses are covered by all or a portion of the Premium Charge described below.) The amount of the Sales Charge in any policy year cannot be specifically related to sales expenses for that year. To the extent that sales expenses are not recovered from the Sales Charge or the Premium Charge, we will recover them from our other assets or surplus including profits from the Mortality and Expense Risk Charge.

(2) The Additional Face Amount Charge is an amount not to exceed $5 per $1,000 of face amount of insurance. This amount may vary by the age of the insured and the premium level for a given amount of insurance. This charge is made ratably from premiums scheduled to be paid during the first policy year and during the twelve months following certain policy adjustments. The Additional Face Amount Charge is designed to compensate us for the administrative costs associated with issuance or adjustment of the Policies, including the cost of processing applications, conducting medical exams, classifying risks, determining insurability and risk class and establishing policy records.

(3) The Premium Charge of 6 percent is deducted from each base premium. This charge is designed to cover sales commissions in early policy years and other charges related to premiums in later policy years, such as administrative expenses and taxes.


Non-repeating Premiums Non-repeating premiums are currently subject to a Premium Charge of 3 percent. We do not assess a Sales Charge or an Additional Face Amount Charge against non-repeating premiums.

Actual Cash Value Charges In addition to deductions from premiums and non-repeating premiums, we assess from the actual cash value of a Policy a Monthly Policy Charge, the Cost of Insurance Charge and transaction charges. These charges are as follows:
(1) The Monthly Policy Charge is designed to cover certain of our administrative expenses, including those attributable to the records we create and maintain for your Policy. The Monthly Policy Charge is $8 plus $.02 per $1,000 of face amount. We can increase this charge, but it will never exceed $10 plus $.03 per $1,000 of face amount.
(2) The Cost of Insurance Charge compensates us for providing the death benefit under a Policy. The charge is calculated by multiplying the net amount at risk under your Policy by a rate which varies with the insured's age, gender, risk class, the level of scheduled premiums for a given amount of insurance, duration of the Policy and the tobacco use of the insured. The rate is guaranteed not to exceed the maximum charges for mortality derived from the 1980 Commissioners Standard Ordinary Mortality Tables. The net amount at risk is the death benefit under your Policy less your policy value. Where circumstances require, we will base our rates on "unisex," rather than sex-based, mortality tables.
(3) The transaction charges are for expenses associated with processing transactions. There is a charge of $25 for each policy adjustment.
  If the only policy adjustment is a partial surrender, the transaction charge shall be the lesser of $25 or 2 percent of the amount surrendered. We also reserve the right to make a charge, not to exceed $25, for each transfer of actual cash value among the guaranteed principal account and the sub-accounts of the Variable Life Account. Currently there is a $10 charge only for non-systematic transfers in excess of 12 per year.

  We may also make a charge, not to exceed $25, for each returned check.

   We assess the Monthly Policy Charge and Cost of Insurance Charge against your actual cash value on the monthly policy anniversary. In addition, we assess such charges on the occurrence of the death of the insured, policy surrender, lapse or a policy adjustment.

   We assess transaction charges against your actual cash value at the time of a policy adjustment, when a transfer is made, or when a check is returned. In the case of a transfer, the charge is assessed against the amount transferred.

   Ordinarily, we assess charges against your guaranteed principal account actual cash value and separate account actual cash value on a pro-rata basis and from each sub-account in the separate account on a pro-rata basis. However, after September 16, 2002, if you instruct us in writing, we will assess the Monthly Policy Charge and the Cost of Insurance Charge against a sub-account or sub-accounts that you specify.


Separate Account Charges We assess a Mortality and Expense Risk charge directly against the assets held in the Variable Life Account. The Mortality and Expense Risk charge compensates us for assuming the risks that cost of insurance charges will be insufficient to cover actual mortality experience and that the other charges will not cover our expenses in connection with the Policy. We deduct the Mortality and Expense Risk charge from Variable Life Account assets on each valuation date at an annual rate of .50 percent of the average daily net assets of the Variable Life Account.

   We reserve the right to charge or make provision for any taxes payable by us with respect to the Variable Life Account or the Policies by a charge or adjustment to such assets. No such charge or provision is made at the present time.

Other Policy Provisions
Beneficiary When we receive proof satisfactory to us of the insured's death, we will pay the death proceeds of a Policy to the beneficiary or beneficiaries named in the application for the Policy unless the owner has changed the beneficiary. In that event, we will pay the death proceeds to the beneficiary named in the last change of beneficiary request.

   If a beneficiary dies before the insured, that beneficiary's interest in the Policy ends with that beneficiary's death. Only beneficiaries who survive the insured will be eligible to share in the death proceeds. If no beneficiary survives the insured we will pay the death proceeds of this Policy to the owner, if living, otherwise to the owner's estate, or, if the owner is a corporation, to it or its successor.

   You may change the beneficiary designated to receive the proceeds. If you have reserved the right to change the beneficiary, you can file a written request with us to change the beneficiary. If you have not reserved the right to change the beneficiary, the written consent of the irrevocable beneficiary will be required.

   Your written request will not be effective until it is recorded in our home office. After it has been so recorded, it will take effect as of the date you signed the request. However, if the insured dies before the request has been so recorded, the request will not be effective as to those death proceeds we have paid before your request was recorded in our home office records.

Payment of Proceeds The amount payable as death proceeds upon the insured's death will be the death benefit provided by the Policy, plus any additional insurance on the insured's life provided by an additional benefit agreement, if any, minus any policy charges and minus any policy loans. In addition, if the Cash Option is in effect at the insured's death, we will pay to the beneficiary any part of a paid premium that covers the period from the end of the policy month in which the insured died to the date to which premiums are paid. Normally, we will pay any policy proceeds within seven days after our receipt of all the documents required for such a payment. Other than the death proceeds, which are determined as of the date of death of the insured, we will determine the amount of payment as of the end of the valuation period during which a request is received at our home office.

   We reserve the right to defer policy payments, including policy loans, for up to six months from the date of your request, if such payments are based upon policy values which do not depend on the investment performance of the Variable Life Account. In that case, if we postpone a payment other than a policy loan payment for more than 31 days, we will pay you interest at 3 percent per year for the period beyond that time that payment is postponed. For payments based on policy values which do depend on the investment performance of the Variable Life Account, we may defer payment only:
(1) for any period during which the New York Stock Exchange is closed for trading (except for normal holiday closing); or
(2) when the SEC has determined that a state of emergency exists which may make such payment impractical.

Settlement Options The proceeds of a Policy will be payable if the Policy is surrendered, or we receive proof satisfactory to us of the insured's death. These events must occur while the Policy is in force. We will pay the proceeds at our home office and in a single sum unless a settlement option has been selected. We will deduct any indebtedness and unpaid charges from the proceeds. Proof of any claim under this Policy must be submitted in writing to our home office.

  We will pay interest on single sum death proceeds from the date of the insured's death until the date of payment. Interest will be at an annual rate determined by us, but never less than 3 percent.

  The proceeds of a Policy may be paid in other than a single sum and you may, during the lifetime of the insured, request that we pay the proceeds under one of the Policy's settlement options. We may also use any other method of payment that is agreeable to both you and us. A settlement option may be selected only if the payments are to be made to a natural person in that person's own right, and if the periodic installment or interest payment is at least $20.

  Each settlement option is payable in fixed amounts as described below. The payments do not vary with the investment performance of the Variable Life Account.

Option 1--Interest Payments
  We will pay interest on the proceeds at such times and for a period that is agreeable to you and us. Withdrawals of proceeds may be made in amounts of at least $500. At the end of the period, any remaining proceeds will be paid in either a single sum or under any other method we approve.

Option 2--Payments for a Specified Period
  We will make payments for a specified number of years.

Option 3--Life Income
  We will make payments monthly during the lifetime of the person who is to receive the income, terminating with the last monthly payment immediately preceding that person's death. We may require proof of the age and gender of the annuitant.

Option 4--Payments of a Specified Amount
  We will pay a specified amount until the proceeds and interest are fully paid.

  If you request a settlement option, you will be asked to sign an agreement covering the election which will state the terms and conditions of the payments. Unless you elect otherwise, a beneficiary may select a settlement option after the insured's death.

  The minimum amount of interest we will pay under any settlement option is 3 percent per year. Additional interest earnings, if any, on deposits under a settlement option will be payable as we determine.

Assignment The Policy may be assigned. The assignment must be in writing and filed at our home office. We assume no responsibility for the validity or effect of any assignment of the Policy or of any interest in it. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

Misstatement of Age or Gender If the insured's age or gender has been misstated, we will adjust the amount of proceeds payable under the Policy to reflect cost of insurance charges based upon the insured's correct age or gender.

Incontestability After a Policy has been in force during the insured's lifetime for two years from the original policy date, we may not contest the Policy, except for fraud or for nonpayment of premium. However, if there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, we may contest that policy adjustment, reinstatement or change for two years with respect to information provided at that time, during the lifetime of the insured, from the effective date of the policy adjustment, reinstatement or change.

Suicide If the insured, whether sane or insane, dies by suicide, within two years of the original policy date, our liability will be limited to an amount equal to the premiums paid for the Policy. If there has been a policy adjustment, reinstatement or any other policy change for which we required evidence of insurability, and if the insured dies by suicide within two years from the effective date of the policy adjustment, reinstatement or change our liability with respect to the policy adjustment, reinstatement or change will be limited to an amount equal to the premiums paid for the policy adjustment, reinstatement or change.

Reports At least once each year we will send you a report. This report will include the actual cash value, the face amount and the variable death benefit as of the date of the report. It will also show the premiums paid during the policy year, policy loan activity and the policy value. We will send the report to you without cost. The information in the report will be current as of a date within two months of its mailing.

Additional Benefits

Additional Benefits You may be able to obtain additional policy benefits, subject to underwriting approval. We will provide these benefits by a rider to the Policy, which may require the payment of additional premium.

Waiver of Premium Agreement The Waiver of Premium Agreement requires an additional premium and provides for the payment of policy premium in the event of the insured's disability.

Inflation Agreement The Inflation Agreement requires an additional premium and provides for a face amount increase equal to twice the percentage increase in the consumer price index during the previous three years, subject to a maximum of $100,000.

Business Continuation Agreement The Business Continuation Agreement requires an additional premium and allows you to purchase a specified amount of additional insurance, without evidence of insurability, at the death of another person previously designated by you.

Family Term Rider The Family Term Rider requires an additional premium and provides a fixed amount of term insurance on children of an insured.

Exchange of Insureds Agreement The Exchange of Insureds Agreement requires no additional premium and allows for the transfer of existing insurance coverage to another insured within a business setting. Because the exchange is generally a taxable event, you should consult a tax advisor about the tax consequences before making such an exchange.

Accelerated Benefits Agreement The Accelerated Benefits Agreement is issued without additional premium. It allows you to receive a significant portion of your Policy's death benefit, if the insured develops a terminal condition due to sickness or injury.

Early Values Agreement The Early Values Agreement requires an additional premium, payable for ten years, and waives a portion of policy charges in the first policy year.

             Other Matters
Federal Tax Status

  The discussion of federal taxes is general in nature and is not intended as tax advice. Each person concerned should consult a tax adviser. This discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service (the "IRS"). We have not considered any applicable state or other tax laws.


  We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the Variable Life Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on income dividends received by the Variable Life Account or on capital gains arising from the Variable Life Account's activities. The Variable Life Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

  Under Section 7702 of the Code, life insurance contracts such as the Policies will be treated as life insurance if certain tests are met. There is limited guidance on how these tests are to be applied. However, the IRS has issued proposed regulations that would specify what will be considered reasonable mortality charges under Section 7702. In light of these proposed regulations and the other available guidance on the application of the tests under Section 7702, we generally believe that a Policy issued on a standard risk should meet the statutory definition of a life insurance contract under
Section 7702. With respect to a Policy issued on a sub-standard basis (i.e., a premium class involving higher than standard mortality risk), there is insufficient guidance to determine if such a Policy would satisfy the Section 7702 definition of a life insurance contract. If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps are appropriate and necessary to attempt to cause such a Policy to comply with
Section 7702.


  In certain circumstances, owners of variable life policies may be considered the owners, for federal income tax purposes, of the assets of the separate account supporting their policies due to their ability to exercise control over those assets. Where this is the case, the contract owners will be currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate premiums and policy account values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.


  In addition, the Code requires that the investments of the Variable Life Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes. We intend that the Variable Life Account, through the Funds and the Portfolios, will satisfy these diversification requirements.

  The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

  On the death of the insured, we believe that the death benefit provided by the Policies will be excludable from the gross income of the beneficiary under
Section 101(a) of the Code. If you receive an accelerated benefit, that benefit may be taxable and you should seek assistance from a tax adviser.

  You are not currently taxed on any part of your interest until you actually receive cash from the Policy. However, taxability may also be determined by your contributions to the Policy and prior Policy activity. Depending on the circumstances, the exchange of a Policy, the receipt of a Policy in an exchange, a change in the Policy's death benefit option (e.g., a change from Cash Option to Protection Option), a policy loan, a partial surrender, a surrender, a change in ownership, a change of insured, an adjustment of the face amount, or an assignment of the Policy may have federal income tax consequences. If you are considering any such transactions, you should consult a tax adviser before effecting the transaction.

   We also believe that policy loans will be treated as indebtedness and will not be currently taxable as income to you unless your policy is a modified endowment contract, as described below. However, whether a modified endowment contract or not, the interest paid on policy loans will generally not be tax deductible. There may be adverse tax consequences when a Policy with a policy loan is lapsed or surrendered.

   A surrender or partial surrender of the actual cash values of a Policy may have tax consequences. On surrender, you will not be taxed on values received except to the extent that they exceed the gross premiums paid under the Policy. An exception to this general rule occurs in the case of a partial withdrawal, a decrease in the face amount, or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to you in order for the Policy to continue complying with the Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702. Finally, upon a complete surrender or lapse of a Policy or when benefits are paid at a Policy's maturity date, if the amount received plus the amount of any policy loan exceeds the total investment in the Policy, the excess will generally be treated as ordinary income, subject to tax.

   It should be noted, however, that under the Code the tax treatment described above is not available for policies characterized as modified endowment contracts. In general, policies with a high premium in relation to the death benefit may be considered modified endowment contracts. The Code requires that the cumulative premiums paid on a life insurance policy during the first seven contract years not exceed the sum of the net level premiums which would be paid under a 7-pay life policy. If those cumulative premiums exceed the 7-pay life premiums, the policy is a modified endowment contract.

   Modified endowment contracts are still treated as life insurance with respect to the tax treatment of death proceeds and to the extent that the inside build-up of cash value is not taxed on a yearly basis. However, any amounts you received, such as, cash withdrawals, loans and amounts received from partial or total surrender of the contract are subject to the same tax treatment as the same amounts received under an annuity (i.e., such distributions are generally treated as taxable income to the extent that the account value immediately before the distribution exceeds the investment in the policy). This tax treatment includes the 10 percent additional income tax which would be imposed on the portion of any distribution that is included in income except where the distribution or loan is made on or after the date you attain age 59 1/2, or is attributable to your becoming disabled, or as part of a series of substantially equal periodic payments for your life or the joint lives of you and your beneficiary.


   The modified endowment contract provisions of the Code apply to all policies entered into on or after June 21, 1988 that fail to meet the 7-pay test described above and to a Policy that is received in exchange for a modified endowment contract. It should be noted, in addition, that a policy which is subject to a "material change" shall be treated as newly entered into on the date on which such material change takes effect. Appropriate adjustment shall be made in determining whether such a policy meets the 7-pay test by taking into account the previously existing cash surrender value. While certain adjustments described herein may result in a material change, the law provides that any cost of living increase described in the regulations and based upon an established broad-based index will not be treated as a material change if any increase is funded ratably over the remaining period during which premiums are required to be paid under the policy. To date, no regulations under this provision have been issued.


   In rare circumstances, if we receive and allocate your premium before its due date, your Policy will become a modified endowment contract. To prevent your Policy from becoming a modified endowment contract, we will hold your premium in a non-interest bearing account until its due date, at which time we will allocate your premium to the guaranteed principal account or sub-accounts of the Variable Life Account.

  If a Policy becomes a modified endowment contract, distributions that occur during the policy year it becomes a modified endowment contract and any subsequent policy year will be taxed as distributions from a modified endowment contract. Distributions from a Policy within two years before it becomes a modified endowment contract will also be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

  Due to the Policy's flexibility, classification of a Policy as a modified endowment contract will depend upon the circumstances of each Policy. Accordingly, a prospective policy owner should contact a tax adviser before purchasing a policy to determine the circumstances under which the Policy would be a modified endowment contract. You should also contact a tax adviser before paying any non-repeating premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

  Under the Code, all modified endowment contracts, issued by us (or an affiliated company) to the same policy owner during any calendar year will be treated as one modified endowment contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. Additional rules may be promulgated under this provision to prevent avoidance of its effects through serial contracts or otherwise. A life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract.

  Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend upon the circumstances of each policy owner or beneficiary. A tax adviser should be consulted for further information.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of such Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser regarding the tax attributes of the particular arrangement. Moreover, in recent years, Congress has adopted new rules relating to corporate owned life insurance. The IRS has recently issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this new guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policy owner is subject to that tax.

  It should be understood that the foregoing description of the federal income tax consequences under the Policies is not exhaustive and that special rules are provided with respect to situations not discussed. Statutory changes in the Code, with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, a person contemplating the purchase of a variable life insurance policy or exercising elections under such a policy should consult a tax adviser.

  At the present time, we make no charge to the Variable Life Account for any Federal, state or local taxes that we incur that may be attributable to such Account or to the Policies. We, however, reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Life Account or the Policies.

Directors and Principal Management Officers of Minnesota Life


       Directors                         Principal Occupation
       ---------                         --------------------
 Anthony L. Andersen   Retired since November 1999, prior thereto Chair-Board
                       of Directors, H. B. Fuller Company, St. Paul, Minnesota
 Richard H. Anderson   Chief Executive Officer, Northwest Airlines, Inc. since
                       February 2001; prior thereto for more than five years
                       Executive Vice President and Chief Operating Officer
 John F. Grundhofer    Chairman, U.S. Bancorp, Minneapolis, Minnesota (Banking)
 Robert E. Hunstad     Executive Vice President, Minnesota Life Insurance
                       Company
 Reatha C. King, Ph.D. President and Executive Director, General Mills
                       Foundation, Minneapolis, Minnesota
 Dennis E. Prohofsky   Executive Vice President, General Counsel and Secretary,
                       Minnesota Life Insurance Company
 Robert L. Senkler     Chairman of the Board, President and Chief Executive
                       Officer, Minnesota Life Insurance Company
 Michael E. Shannon    Retired since December 1999, prior thereto for more than
                       five years Chairman, Chief Financial and Administrative
                       Officer, Ecolab Inc., St. Paul, Minnesota (Develops and
                       Markets Cleaning and Sanitizing Products)
 William N. Westhoff   Senior Vice President and Treasurer, Minnesota Life
                       Insurance Company since April 1998, prior thereto from
                       August 1994 to October 1997, Senior Vice President,
                       Global Investments, American Express Financial
                       Corporation, Minneapolis, Minnesota


Principal Officers (other than Directors)

       Name               Position
       ----               --------
 John F. Bruder    Senior Vice President
 Keith M. Campbell Senior Vice President
 James E. Johnson  Senior Vice President



       Name                             Position
       ----                             --------
 Gregory S. Strong Senior Vice President and Chief Financial Officer
 Randy F. Wallake  Executive Vice President


   Except for Richard H. Anderson and William N. Westhoff, all Directors have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by us for at least five years.

Voting Rights
   We will vote the Fund shares held in the various sub-accounts of the Variable Life Account at regular and special shareholder meetings of the Funds in accordance with your instructions. If, however, the 1940 Act or any regulation thereunder should change and we determine that it is permissible to vote the Fund shares in our own right, we may elect to do so. The number of votes as to which you have the right to instruct will be determined by dividing your Policy's actual cash value in a sub-account by the net asset value per share of the corresponding Fund portfolio. Fractional shares will be counted. The number of votes as to which you have the right to instruct will be determined as of the date coincident with the date established by the Funds for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited in writing prior to such meeting in accordance with procedures established by the Funds. We will vote Fund shares held by the Variable Life Account as to which no instructions are received in proportion to the voting instructions which are received from policy owners with respect to all Policies participating in the Variable Life Account. Each policy owner having a voting interest will receive proxy material, reports and other material relating to the Funds.

  We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that shares be voted so as to cause a change in subclassification or investment policies of the Funds or approve or disapprove an investment advisory contract of the Funds. In addition, we may disregard voting instructions in favor of changes in the investment policies or the investment advisers of the Funds if we reasonably disapprove of such changes. A change would be disapproved only
.. if the proposed change is contrary to state law or disapproved by state regulatory authorities on a determination that the change would be detrimental to the interests of policy owners or
.. if we determined that the change would be inconsistent with the investment objectives of the Funds or would result in the purchase of securities for the Funds which vary from the general quality and nature of investments and investment techniques utilized by other separate accounts created by us or any of our affiliates which have similar investment objectives.

  In the event that we disregard voting instructions, a summary of that action and the reason for such action will be included in your next semi-annual report.

Distribution of Policies

  The Policies will be sold by our state licensed life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or of other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter for the Policies. Both Securian Financial and Minnesota Life are wholly-owned subsidiaries of Securian Financial Group, Inc., which is a second-tier subsidiary of a mutual insurance holding company called Minnesota Mutual Companies, Inc.


  Securian Financial, whose address is 400 Robert Street North, St. Paul, Minnesota 55101-2098, is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Securian Financial was incorporated in 1984 under the laws of the State of Minnesota. The Policies are sold in the states where their sale is lawful. The insurance underwriting and the determination of a proposed insured's risk classification and whether to accept or reject an application for a Policy are done in accordance with our rules and standards.

  Except for the Early Values Agreement, commissions to registered representatives on the sale of Policies include: up to 50 percent of gross premium in the first policy year; up to 6 percent of the gross premium in policy years two through ten; up to 2 percent in policy years thereafter; and 0 percent of non-repeating premiums. These are the maximum commissions payable under the Policy. The maximum commission will apply to the portion of the annual base premium necessary for an original issue whole life plan of insurance under the Cash Option. On premiums received in excess of that amount we will pay commissions up to 4 percent in the first policy year, up to 6 percent in policy years two through ten and up to 2 percent thereafter. We may also pay additional compensation of up to .2 percent of the actual cash value in policy years two and later. For the Early Values Agreement, commissions will be 60 percent of the premium for that agreement for all years.


  In addition, Securian Financial or we will pay, based uniformly on the sales of insurance policies by registered representatives, credits which allow registered representatives (Agents) who are responsible for sales of the Policies to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay registered representatives additional amounts based upon their production and the persistency of life insurance and annuity business placed with us. Finally, the underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25 percent of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee.

Legal Matters
   Legal matters in connection with federal securities laws applicable to the issue and sale of the Variable Adjustable Life Policies have been passed upon by Jones & Blouch L.L.P., 1025 Thomas Jefferson Street, N.W., Washington, D.C. 20007. All other legal matters, including the right to issue such Policies under Minnesota law and applicable regulations thereunder, have been passed upon by Donald F. Gruber, Esquire, 400 Robert Street North, St. Paul, Minnesota 55101.

Legal Proceedings
   As an insurance company, we are ordinarily involved in litigation. We are of the opinion that such litigation is not material with respect to the Policies or the Variable Life Account.

Experts

   Our financial statements and those of the Variable Life Account included in this prospectus have been audited by KPMG LLP, independent auditors, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appears elsewhere herein, and have been so included in reliance upon the report of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2001 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.


   Actuarial matters included in this prospectus have been examined by Robert
J. Ehren, FSA, CLU, Second Vice President and Actuary-Individual Actuarial, of Minnesota Life, as stated in his opinion filed as an exhibit to the Registration Statement.


Registration Statement
   We have filed with the Securities and Exchange Commission a Registration Statement under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Life Account, Minnesota Life, and the Policies. Statements contained in this prospectus as to the contents of Policies and other legal instruments are summaries, and reference is made to such instruments as filed.

             Special Terms
  As used in this prospectus, the following terms have the indicated meanings:

  Actual Cash Value: the value of your interest in the Variable Life Account and the value of your interest in the guaranteed principal account under a Policy. Each is valued separately. Actual cash value does not include the loan account.

  Asset Credit: a monthly amount, based on the actual cash value, credited to your actual cash value.

  Base Premium: the premium less any amount deducted from the premium for additional benefits and for sub-standard risks.

  Code: the Internal Revenue Code of 1986, as amended.

  Funds: the mutual funds or separate investment portfolios within series mutual funds which we have designated as an eligible investment for the Variable Life Account. Currently these are Advantus Series Fund, Inc., the Franklin Templeton Insurance Variable Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series and Credit Suisse Trust.


  General Account: all of our assets other than those in the Variable Life Account or in other separate accounts established by us.

  Guaranteed Principal Account: the portion of the general account of Minnesota Life which is attributable to Policies of this class, exclusive of policy loans. It is not a separate account or a division of the general account.

  Loan Account: the portion of the general account attributable to policy loans under Policies of this type. The loan account balance is the sum of all outstanding loans under this Policy.

  Non-repeating Premium: a payment made to this Policy in addition to its scheduled payments.

  Paid-up: the status of the Policy when its policy value is such that no further premiums are required to provide the death benefit.

  Policy Owner: the owner of a Policy.

  Policy Value: the actual cash value of a Policy plus any policy loan.

  Policy Year: a period of one year beginning with the policy date or a policy anniversary.

  Premium: a scheduled payment required for this Policy.

  Unit: the measure of the interest of a Policy in the sub-accounts of the Variable Life Account.

  Valuation Date: each date on which a Fund Portfolio is valued.

  Valuation Period: the period between successive valuation dates measured from the time of one determination to the next.

  Variable Life Account: a separate investment account called the Minnesota Life Variable Life Account, composed of sub-accounts. The investment experience of its assets is kept separate from our other assets.

  We, Our, Us: Minnesota Life Insurance Company.

  You, Your: the policy owner.

Independent Auditors' Report
The Board of Trustees of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Life Account:

   We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub Accounts of Minnesota Life Variable Life Account as of December 31, 2001, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2001 were confirmed to us by the respective sub-account mutual fund, or for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Markets, Templeton Asset Strategy, Franklin Small-Cap, Fidelity VIP Mid-Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth and Credit Suisse Global Post-Venture Capital Segregated Sub-Accounts of Minnesota Life Variable Life Account at December 31, 2001 and the results of their operations, changes in their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                  /s/ KPMG LLP

Minneapolis, Minnesota
March 8, 2002

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001

                                                              Segregated Sub-Accounts
                     ----------------------------------------------------------------------------------------------------------
                                                                                                                       Small
                                              Money       Asset     Mortgage     Index      Capital    International  Company
      Assets           Growth       Bond      Market   Allocation  Securities     500     Appreciation     Stock       Growth
      ------         ----------- ---------- ---------- ----------- ---------- ----------- ------------ ------------- ----------
Investments in
 shares of Advantus
 Series Fund, Inc.:
 Growth Portfolio,
  59,673,252
  shares at net
  asset value of
  $1.57 per share
  (cost
  $136,156,183)....  $93,654,792        --         --          --         --          --          --            --          --
 Bond Portfolio,
  40,893,881
  shares at net
  asset value of
  $1.18 per share
  (cost
  $49,691,762).....          --  48,199,915        --          --         --          --          --            --          --
 Money Market
  Portfolio,
  19,005,982
  shares at net
  asset value of
  $1.00 per share
  (cost
  $19,005,982).....          --         --  19,005,982         --         --          --          --            --          --
 Asset Allocation
  Portfolio,
  95,896,501
  shares at net
  asset value of
  $1.45 per share
  (cost
  $178,509,324)....          --         --         --  139,433,091        --          --          --            --          --
 Mortgage
  Securities
  Portfolio,
  26,119,199
  shares at net
  asset value of
  $1.18 per share
  (cost
  $31,135,746).....          --         --         --          --  30,708,062         --          --            --          --
 Index 500
  Portfolio,
  57,113,051
  shares at net
  asset value of
  $3.47 per share
  (cost
  $210,047,595)....          --         --         --          --         --  198,433,249         --            --          --
 Capital
  Appreciation
  Portfolio,
  64,674,675
  shares at net
  asset value of
  $1.60 per share
  (cost
  $154,986,740)....          --         --         --          --         --          --  103,373,557           --          --
 International
  Stock Portfolio,
  77,565,165
  shares at net
  asset value of
  $1.34 per share
  (cost
  $122,595,762)....          --         --         --          --         --          --          --    103,736,638         --
 Small Company
  Growth
  Portfolio,
  83,130,556
  shares at net
  asset value of
  $.97 per share
  (cost
  $106,588,736)....          --         --         --          --         --          --          --            --   80,522,027
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
                      93,654,792 48,199,915 19,005,982 139,433,091 30,708,062 198,433,249 103,373,557   103,736,638  80,522,027
Receivable from
 Minnesota Life for
 policy purchase
 payments..........      135,579     38,708    238,523     135,532     29,079     528,096     127,475       125,824     102,532
Receivable from
 Advantus Series
 Fund, Inc. for
 investments sold..      154,359    109,849     53,534     184,354     37,574     316,454     114,298       225,298     197,564
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total Assets....   93,944,730 48,348,472 19,298,038 139,752,977 30,774,715 199,277,799 103,615,330   104,087,760  80,822,123
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
    Liabilities
    -----------
Payable to
 Minnesota Life for
 policy withdrawals
 and mortality and
 expense charges...      154,359    109,849     53,534     184,354     37,574     316,454     114,298       225,298     197,564
Payable to Advantus
 Series Fund, Inc.
 for investments
 purchased.........      135,579     38,708    238,523     135,532     29,079     528,096     127,475       125,824     102,532
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
   Total
   Liabilities.....      289,938    148,557    292,057     319,886     66,653     844,550     241,773       351,122     300,096
                     ----------- ---------- ---------- ----------- ---------- ----------- -----------   -----------  ----------
NET ASSETS
 APPLICABLE TO
 POLICY
 OWNERS............  $93,654,792 48,199,915 19,005,982 139,433,091 30,708,062 198,433,249 103,373,557   103,736,638  80,522,027
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========
UNITS OUTSTANDING..   27,973,687 18,422,198  9,674,106  44,034,423 10,233,221  42,856,025  25,623,319    45,809,624  40,649,586
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========
NET ASSET VALUE PER
 UNIT..............  $      3.35       2.62       1.96        3.17       3.00        4.63        4.03          2.26        1.98
                     =========== ========== ========== =========== ========== =========== ===========   ===========  ==========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001

                                                            Segregated Sub-Accounts
                        ------------------------------------------------------------------------------------------------
                                      Small                                                 Real    Templeton  Templeton
                           Value     Company    Global   Index 400  Macro-Cap Micro-Cap    Estate   Developing   Asset
        Assets             Stock      Value      Bond     Mid-Cap     Value     Growth   Securities  Markets   Strategy
        ------          ----------- ---------- --------- ---------- --------- ---------- ---------- ---------- ---------
Investments in shares
 of Advantus Series
 Fund, Inc.:
 Value Stock
  Portfolio,
  37,908,682 shares
  at net asset value
  of $1.48 per share
  (cost $62,373,812)..  $56,049,664        --        --         --        --         --        --         --        --
 Small Company Value
  Portfolio,
  11,142,117 shares
  at net asset value
  of $1.27 per share
  (cost $12,904,519)..          --  14,159,859       --         --        --         --        --         --        --
 Global Bond
  Portfolio,
  4,123,448 shares at
  net asset value of
  $.92 per share
  (cost $3,865,341)...          --         --  3,812,011        --        --         --        --         --        --
 Index 400 Mid-Cap
  Portfolio,
  11,214,086 shares
  at net asset value
  of $1.13 per share
  (cost $13,138,592)..          --         --        --  12,697,653       --         --        --         --        --
 Macro-Cap Value
  Portfolio,
  8,953,214 shares at
  net asset value of
  $.98 per share
  (cost $9,441,569)...          --         --        --         --  8,759,999        --        --         --        --
 Micro-Cap Growth
  Portfolio,
  9,793,405 shares at
  net asset value of
  $1.55 per share
  (cost $18,225,307)..          --         --        --         --        --  15,138,052       --         --        --
 Real Estate
  Securities
  Portfolio,
  3,404,395 shares at
  net asset value of
  $.96 per share
  (cost $3,080,716)...          --         --        --         --        --         --  3,259,385        --        --
Investments in shares
 of Franklin Templeton
 Variable Insurance
 Products Trust:
 Developing Markets
  Securities Fund,
  1,116,720 shares at
  net asset value of
  $4.76 per share
  (cost $6,684,558)...          --         --        --         --        --         --        --   5,315,587       --
 Asset Strategy Fund,
  26,620 shares at
  net asset value of
  $15.41 per share
  (cost $447,714).....          --         --        --         --        --         --        --         --    410,214
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
                         56,049,664 14,159,859 3,812,011 12,697,653 8,759,999 15,138,052 3,259,385  5,315,587   410,214
Receivable from
 Minnesota Life for
 policy purchase
 payments.............       50,619     20,760     7,837     39,392    11,700     69,853     3,948         43     3,286
Receivable from
 Advantus Series Fund,
 Inc. for investments
 sold.................       65,190     17,387     7,770     15,742    13,013     31,058     4,193        --        --
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
   Total Assets.......   56,165,473 14,198,006 3,827,618 12,752,787 8,784,712 15,238,963 3,267,526  5,315,630   413,500
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
     Liabilities
     -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges..............       65,190     17,387     7,770     15,742    13,013     31,058     4,193        --        --
Payable to Advantus
 Series Fund, Inc. for
 investments
 purchased............       50,619     20,760     7,837     39,392    11,700     69,853     3,948         43     3,286
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
   Total Liabilities..      115,809     38,147    15,607     55,134    24,713    100,911     8,141         43     3,286
                        ----------- ---------- --------- ---------- --------- ---------- ---------  ---------   -------
NET ASSETS APPLICABLE
 TO POLICY OWNERS.....  $56,049,664 14,159,859 3,812,011 12,697,653 8,759,999 15,138,052 3,259,385  5,315,587   410,214
                        =========== ========== ========= ========== ========= ========== =========  =========   =======
UNITS OUTSTANDING.....   29,568,022 11,588,912 3,763,791  9,183,344 9,107,021  8,554,102 2,873,626  6,558,923   455,500
                        =========== ========== ========= ========== ========= ========== =========  =========   =======
NET ASSET VALUE PER
 UNIT.................  $      1.90       1.22      1.01       1.38      0.96       1.77      1.13       0.81      0.90
                        =========== ========== ========= ========== ========= ========== =========  =========   =======

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account


                      Statements of Assets and Liabilities

                               December 31, 2001


                                                            Segregated Sub-Accounts
                          --------------------------------------------------------------------------------------------
                                                               Fidelity VIP Janus Aspen   Janus Aspen   Credit Suisse
                           Franklin  Fidelity VIP Fidelity VIP   Equity-      Capital    International  Global Post-
         Assets           Small Cap    Mid Cap     Contrafund     Income    Appreciation    Growth     Venture Capital
         ------           ---------- ------------ ------------ ------------ ------------ ------------- ---------------
Investments in shares of
 Franklin Templeton
 Variable Insurance
 Products Trust:
 Franklin Small-Cap
  Fund, 236,719 shares
  at net asset value of
  $17.85 per share
  (cost $4,553,917).....  $4,225,431        --            --          --            --           --             --
Investments in shares of
 Fidelity Variable
 Insurance Products
 Fund:
 Mid-Cap Portfolio,
  501,408 shares at net
  asset value of $19.49
  per share (cost
  $9,389,506)...........         --   9,772,447           --          --            --           --             --
 Contrafund Portfolio,
  612,254 shares at net
  asset value of $20.00
  per share (cost
  $13,905,355)..........         --         --     12,245,077         --            --           --             --
 Equity-Income
  Portfolio, 417,963
  shares at net asset
  value of $22.59 per
  share (cost
  $9,484,129)...........         --         --            --    9,441,794           --           --             --
Investments in shares of
 Janus Aspen Series--
 Service Shares:
 Capital Appreciation
  Portfolio, 701,299
  shares at net asset
  value of $20.57 per
  share (cost
  $20,430,469)..........         --         --            --          --     14,425,719          --             --
 International Growth
  Portfolio, 587,857
  shares at net asset
  value of $23.30 per
  share (cost
  $19,206,809)..........         --         --            --          --            --    13,697,066            --
Investments in shares of
 Credit Suisse Trust:
 Global Post-Venture
  Capital Portfolio,
  91,236 shares at net
  asset value of $9.72
  per share (cost
  $1,170,409)...........         --         --            --          --            --           --         886,810
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
                           4,225,431  9,772,447    12,245,077   9,441,794    14,425,719   13,697,066        886,810
Receivable from
 Minnesota Life for
 policy purchase
 payments...............      28,227        --         12,937       9,195         8,587       17,275            --
Receivable from Advantus
 Series Fund, Inc. for
 investments sold.......         --       3,791           --          --            --           --             930
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
   Total Assets.........   4,253,658  9,776,238    12,258,014   9,450,989    14,434,306   13,714,341        887,740
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
      Liabilities
      -----------
Payable to Minnesota
 Life for policy
 withdrawals and
 mortality and expense
 charges................         --       3,791           --          --            --           --             930
Payable to Advantus
 Series Fund, Inc. for
 investments purchased..      28,227        --         12,937       9,195         8,587       17,275            --
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
   Total Liabilities....      28,227      3,791        12,937       9,195         8,587       17,275            930
                          ----------  ---------    ----------   ---------    ----------   ----------      ---------
NET ASSETS APPLICABLE TO
 POLICY OWNERS..........  $4,225,431  9,772,447    12,245,077   9,441,794    14,425,719   13,697,066        886,810
                          ==========  =========    ==========   =========    ==========   ==========      =========
UNITS OUTSTANDING.......   5,985,912  7,981,235    14,805,889   8,892,303    22,458,144   21,590,583      1,646,164
                          ==========  =========    ==========   =========    ==========   ==========      =========
NET ASSET VALUE PER
 UNIT...................  $     0.71       1.22          0.83        1.06          0.64         0.63           0.54
                          ==========  =========    ==========   =========    ==========   ==========      =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                       Year Ended December 31, 2001


                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $        --     4,983,470      738,767    2,994,121   3,152,412    1,931,180      108,646      4,471,929
 Mortality and
  expense charges
  (note 3).........     (491,165)    (223,591)     (99,068)    (705,485)   (128,875)    (956,508)    (570,466)      (528,692)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............     (491,165)   4,759,879      639,699    2,288,636   3,023,537      974,672     (461,820)     3,943,237
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   15,430,097          --           --    17,260,036         --     2,100,342   35,035,439     10,726,936
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   32,325,358   12,718,450   39,657,292   34,920,599   7,083,912   50,340,055   30,789,412     35,054,667
   Cost of
    investments
    sold...........  (44,942,946) (12,500,078) (39,657,292) (43,199,057) (6,794,846) (51,670,103) (42,251,211)   (40,108,869)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                     (12,617,588)     218,372          --    (8,278,458)    289,066   (1,330,048) (11,461,799)    (5,054,202)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.    2,812,509      218,372          --     8,981,578     289,066      770,294   23,573,640      5,672,734
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  (32,798,632)  (1,922,923)         --   (35,001,839) (1,372,038) (27,950,123) (57,889,110)   (23,167,320)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....  (29,986,123)  (1,704,550)         --   (26,020,261) (1,082,972) (27,179,829) (34,315,470)   (17,494,586)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(30,477,289)   3,055,328      639,699  (23,731,625)  1,940,565  (26,205,157) (34,777,290)   (13,551,349)
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (369,985)
                    ------------
   Investment
    income (loss)--
    net............    (369,985)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........  29,524,695
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  25,191,263
   Cost of
    investments
    sold........... (34,535,701)
                    ------------
                     (9,344,438)
                    ------------
   Net realized
    gains (losses)
    on investments.  20,180,257
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...... (32,736,098)
                    ------------
   Net gains
    (losses) on
    investments.... (12,555,841)
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... (12,925,826)
                    ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2001


                                                          Segregated Sub-Accounts
                    ----------------------------------------------------------------------------------------------------------
                                     Small                                                        Real    Templeton  Templeton
                        Value       Company      Global    Index 400   Macro-Cap   Micro-Cap     Estate   Developing   Asset
                        Stock        Value        Bond      Mid-Cap      Value       Growth    Securities  Markets   Strategy
                    -------------  ----------  ----------  ----------  ----------  ----------  ---------- ---------- ---------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $     664,178         --       41,192     103,784      24,091         --     103,763     42,638     3,113
 Mortality and
  expense charges
  (note 3).........      (282,823)    (46,095)    (16,137)    (48,426)    (37,232)    (67,862)   (12,146)   (25,230)   (1,121)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Investment
    income (loss)--
    net............       381,355     (46,095)     25,055      55,358     (13,141)    (67,862)    91,617     17,408     1,992
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........           --      677,801         --      536,243         --       42,312        --         --     22,302
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........    16,901,000   3,797,643   1,319,057   3,781,870   2,824,631   5,854,853    801,869    447,267    30,059
   Cost of
    investments
    sold...........   (18,187,652) (3,354,004) (1,308,697) (4,095,227) (3,145,392) (7,869,211)  (773,665)  (585,211)  (32,352)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
                       (1,286,652)    443,639      10,360    (313,357)   (320,761) (2,014,358)    28,204   (137,944)   (2,293)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Net realized
  gains (losses)
  on investments...    (1,286,652)  1,121,440      10,360     222,886    (320,761) (1,972,046)    28,204   (137,944)   20,009
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    (5,607,004)    250,286     (91,830)   (286,186)   (199,443)  1,060,341    123,627   (334,026)  (37,278)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Net gains
    (losses) on
    investments....    (6,893,656)  1,371,726     (81,470)    (63,299)   (520,204)   (911,705)   151,831   (471,970)  (17,269)
                    -------------  ----------  ----------  ----------  ----------  ----------   --------   --------   -------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $  (6,512,301)  1,325,631     (56,415)     (7,942)   (533,345)   (979,567)   243,448   (454,562)  (15,277)
                    =============  ==========  ==========  ==========  ==========  ==========   ========   ========   =======


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2001


                                                         Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------
                                                                                                     Credit Suisse
                                                  Fidelity   Fidelity VIP Janus Aspen   Janus Aspen  Global Post-
                         Franklin   Fidelity VIP    VIP        Equity-      Capital    International    Venture
                         Small Cap    Mid Cap    Contrafund     Income    Appreciation    Growth        Capital
                         ---------  ------------ ----------  ------------ ------------ ------------- -------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $   9,255          --       53,925      47,770       117,424       84,462          --
 Mortality and expense
  charges (note 3)......   (12,581)     (37,426)    (47,361)    (26,963)      (67,532)     (56,154)      (3,001)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Investment income
    (loss)--net.........    (3,326)     (37,426)      6,564      20,807        49,892       28,308       (3,001)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........       --           --      202,250     137,457           --           --           --
                         ---------   ----------  ----------    --------    ----------   ----------     --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   300,548    1,250,229     504,890     438,767     1,455,992      920,909       55,909
   Cost of investments
    sold................  (347,328)  (1,261,990)   (598,731)   (456,851)   (2,026,614)  (1,341,307)     (79,700)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
                           (46,780)     (11,761)    (93,841)    (18,084)     (570,622)    (420,398)     (23,791)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net realized gains
    (losses) on
    investments.........   (46,780)     (11,761)    108,409     119,373      (570,622)    (420,398)     (23,791)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (102,958)    (129,168) (1,183,704)   (299,970)   (2,783,449)  (2,439,088)    (121,417)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net gains (losses) on
    investments.........  (149,738)    (140,929) (1,075,295)   (180,597)   (3,354,071)  (2,859,486)    (145,208)
                         ---------   ----------  ----------    --------    ----------   ----------     --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $(153,064)    (178,355) (1,068,731)   (159,790)   (3,304,179)  (2,831,178)    (148,209)
                         =========   ==========  ==========    ========    ==========   ==========     ========

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                       Year Ended December 31, 2000


                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)............... $      5,212    2,112,588      936,817    4,080,112   1,108,241    1,570,203          --       1,850,374
 Mortality and ex-
  pense charges
  (note 3).........     (729,923)    (181,969)     (80,622)    (879,054)    (89,203)  (1,010,396)    (778,749)      (568,755)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment in-
    come (loss)--
    net............     (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    5,130,650          --           --     7,953,036         --     2,901,896   13,917,040      9,637,422
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   55,164,812   13,565,755   41,132,750   43,419,873   7,140,670   75,427,864   42,370,886     41,272,496
   Cost of invest-
    ments sold.....  (45,109,529) (14,241,769) (41,132,750) (37,482,932) (7,194,814) (59,913,661) (34,534,733)   (39,201,353)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                      10,055,283     (676,014)         --     5,936,941     (54,144)  15,514,203    7,836,153      2,071,143
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on
    investments....   15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains (loss-
    es) on
    investments....  (32,905,413)   1,594,709          --   (22,141,511)    952,645  (21,212,293) (15,853,805)      (818,275)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from
  underlying mu-
  tual fund (note
  4)...............         --
 Mortality and ex-
  pense charges
  (note 3).........    (492,562)
                    ------------
   Investment in-
    come (loss)--
    net............    (492,562)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........   6,218,967
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  33,230,539
   Cost of invest-
    ments sold..... (25,293,837)
                    ------------
                      7,936,702
                    ------------
   Net realized
    gains (losses)
    on
    investments....  14,155,669
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...... (25,285,825)
                    ------------
   Net gains (loss-
    es) on
    investments.... (11,130,156)
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... (11,622,718)
                    ============

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2000


                                                         Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                   Small                                                      Real    Templeton    Templeton
                                  Company     Global   Index 400   Macro-Cap   Micro-Cap     Estate   Developing     Asset
                    Value Stock    Value       Bond     Mid-Cap      Value       Growth    Securities  Markets    Strategy(b)
                    -----------  ----------  --------  ----------  ----------  ----------  ---------- ----------  -----------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $   523,552      16,866       339      72,094      27,428         --     105,828      33,206       --
 Mortality and ex-
  pense charges
  (note 3).........    (278,053)    (19,640)   (9,278)    (31,275)    (27,927)    (70,150)    (5,633)    (23,360)     (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Investment in-
    come (loss)--
    net............     245,499      (2,774)   (8,939)     40,819        (499)    (70,150)   100,195       9,846      (138)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --          --        --      821,674      74,447   2,074,074        --          --        --
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  19,657,783   2,355,848   842,137   4,567,272   2,294,420  10,753,190    864,100   1,939,254     6,441
   Cost of invest-
    ments sold..... (20,215,667) (2,198,774) (878,902) (4,162,490) (2,296,734) (9,909,886)  (824,499) (1,988,811)   (6,619)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
                       (557,884)    157,074   (36,765)    404,782      (2,314)    843,304     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net realized
    gains (losses)
    on investments.    (557,884)    157,074   (36,765)  1,226,456      72,133   2,917,378     39,601     (49,557)     (178)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......    (832,518)    997,562   101,919    (416,866)   (545,206) (7,682,068)   112,628  (1,908,715)     (222)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net gains
    (losses) on
    investments....  (1,390,402)  1,154,636    65,154     809,590    (473,073) (4,764,690)   152,229  (1,958,272)     (400)
                    -----------  ----------  --------  ----------  ----------  ----------   --------  ----------    ------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $(1,144,903)  1,151,862    56,215     850,409    (473,572) (4,834,840)   252,424  (1,948,426)     (538)
                    ===========  ==========  ========  ==========  ==========  ==========   ========  ==========    ======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                       Year Ended December 31, 2000


                                                            Segregated Sub-Accounts
                         -----------------------------------------------------------------------------------------------
                                                                                                          Warburg Pincus
                         Franklin                              Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Small    Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                          Cap(b)     Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ---------  ------------ ------------- ------------ --------------- ------------- --------------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $     --        21,477          157           12        105,850        111,178           --
 Mortality and expense
  charges (note 3)......    (1,845)     (20,151)     (23,385)      (7,313)       (47,816)       (33,779)         (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Investment income
    (loss)--net.........    (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain distri-
  butions from under-
  lying mutual fund
  (note 4)..............       --            90        5,695           46          4,575        278,800        56,164
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..    75,566    3,387,723    1,164,646      322,838      4,429,333      1,631,765        23,766
   Cost of investments
    sold................   (76,540)  (3,651,043)  (1,168,703)    (317,977)    (4,609,508)    (1,666,512)      (23,811)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
                              (974)    (263,320)      (4,057)       4,861       (180,175)       (34,747)          (45)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net realized gains
    (losses) on invest-
    ments...............      (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
                         ---------   ----------   ----------     --------     ----------     ----------      --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........  (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net gains (losses) on
    investments.........  (226,502)     248,879     (474,936)     262,542     (3,396,901)    (2,826,602)     (106,063)
                         ---------   ----------   ----------     --------     ----------     ----------      --------
   Net increase (de-
    crease) in net as-
    sets resulting from
    operations.......... $(228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                         =========   ==========   ==========     ========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000

                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                            Statements of Operations

                          Year Ended December 31, 1999

                                                               Segregated Sub-Accounts
                    ---------------------------------------------------------------------------------------------------------
                                                  Money        Asset      Mortgage      Index       Capital     International
                       Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                    ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4)......... $    506,360    1,626,766      616,032    6,527,423     833,516    2,856,661          --       2,400,935
 Mortality and
  expense charges
  (note 3).........     (592,113)    (162,488)     (66,448)    (751,238)    (72,636)    (833,392)    (626,087)      (493,146)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Investment
    income (loss)--
    net............      (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........    2,985,736      654,481          --     7,241,701         --     2,139,618   16,619,653      4,664,200
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........   43,353,091   12,967,909   26,634,486   31,970,185   4,632,062   42,082,164   31,217,758     34,347,541
   Cost of
    investments
    sold...........  (36,042,059) (13,523,189) (26,634,486) (27,553,460) (4,634,891) (30,803,572) (26,385,087)   (32,044,170)
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
                       7,311,032     (555,280)         --     4,416,725      (2,829)  11,278,592    4,832,671      2,303,371
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net realized
    gains (losses)
    on investments.   10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......   18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net gains
    (losses) on
    investments....   29,155,837   (2,506,573)         --    16,275,702    (545,092)  28,658,238   28,182,509     17,330,612
                    ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations..... $ 29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                    ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                       Small
                      Company
                      Growth
                    ------------
Investment income
 (loss):
 Investment income
  distributions
  from underlying
  mutual fund
  (note 4).........         --
 Mortality and
  expense charges
  (note 3).........    (325,988)
                    ------------
   Investment
    income (loss)--
    net............    (325,988)
                    ------------
Realized and
 unrealized gains
 (losses) on
 investments--net:
 Realized gain
  distributions
  from underlying
  mutual fund
  (note 4).........         --
                    ------------
 Realized gains
  (losses) on
  sales of
  investments:
   Proceeds from
    sales..........  24,364,340
   Cost of
    investments
    sold........... (22,537,893)
                    ------------
                      1,826,447
                    ------------
   Net realized
    gains (losses)
    on investments.   1,826,447
                    ------------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments......  27,746,862
                    ------------
   Net gains
    (losses) on
    investments....  29,573,309
                    ------------
   Net increase
    (decrease) in
    net assets
    resulting from
    operations.....  29,247,321
                    ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Operations (continued)

                          Year ended December 31, 1999

                                                        Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------
                                        Small                                                             Templeton
                            Value      Company    Global   Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                            Stock       Value      Bond     Mid-Cap      Value      Growth    Securities   Markets
                         ------------  --------  --------  ----------  ---------  ----------  ----------- ----------
Investment income
 (loss):
 Investment income
  distributions from
  underlying mutual
  fund (note 4)......... $  1,547,297    28,039    30,022      17,227    16,884          --      34,702      11,707
 Mortality and expense
  charges (note 3)......     (268,331)   (7,359)   (3,636)    (11,621)  (11,281)     (13,660)    (2,028)     (5,284)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Investment income
    (loss)--net.........    1,278,966    20,680    26,386       5,606     5,603      (13,660)    32,674       6,423
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
Realized and unrealized
 gains (losses) on
 investments--net:
 Realized gain
  distributions from
  underlying mutual
  fund (note 4).........          --        --      2,202     244,929   129,047          --         --          --
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Realized gains
  (losses) on sales of
  investments:
   Proceeds from sales..   20,529,800   703,644   491,697   1,602,249   779,516    2,864,382    419,002     211,340
   Cost of investments
    sold................  (20,082,330) (704,456) (518,288) (1,548,875) (761,003)  (2,299,612)  (421,895)   (245,020)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
                              447,470      (812)  (26,591)     53,374    18,513      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net realized (losses)
    gains on
    investments.........      447,470      (812)  (24,389)    298,303   147,560      564,770     (2,893)    (33,680)
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........   (1,892,941)   (8,937)  (50,201)    149,835        18    3,431,535    (47,990)    813,548
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net gains (losses) on
    investments.........   (1,445,471)   (9,749)  (74,590)    448,138   147,578    3,996,305    (50,883)    779,868
                         ------------  --------  --------  ----------  --------   ----------   --------    --------
   Net increase
    (decrease) in net
    assets resulting
    from operations..... $   (166,505)   10,931   (48,204)    453,744   153,181    3,982,645    (18,209)    786,291
                         ============  ========  ========  ==========  ========   ==========   ========    ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                       Year Ended December 31, 2001


                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   (491,165)   4,759,879      639,699    2,288,636   3,023,537      974,672     (461,820)     3,943,237
 Net realized
  gains (losses)
  on investments.     2,812,509      218,372          --     8,981,578     289,066      770,294   23,573,640      5,672,734
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   (32,798,632)  (1,922,923)         --   (35,001,839) (1,372,038) (27,950,123) (57,889,110)   (23,167,320)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase (de-
 crease) in net
 assets resulting
 from operations.   (30,477,289)   3,055,328      639,699  (23,731,625)  1,940,565  (26,205,157) (34,777,290)   (13,551,349)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    36,443,049   17,004,582   36,614,649   37,625,709  14,502,761   78,637,620   28,362,944     35,550,253
 Policy
  withdrawals and
  charges........   (31,834,192) (12,494,859) (39,558,224) (34,215,113) (6,955,036) (49,383,547) (30,218,946)   (34,525,975)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....     4,608,857    4,509,723   (2,943,575)   3,410,596   7,547,726   29,254,073   (1,856,002)     1,024,278
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase
 (decrease) in
 net assets......   (25,868,432)   7,565,051   (2,303,876) (20,321,029)  9,488,291    3,048,916  (36,633,292)   (12,527,071)
Net assets at the
 beginning of
 year............   119,523,224   40,634,864   21,309,858  159,754,120  21,219,772  195,384,333  140,006,849    116,263,709
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $ 93,654,792   48,199,915   19,005,982  139,433,091  30,708,062  198,433,249  103,373,557    103,736,638
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (369,985)
 Net realized
  gains (losses)
  on investments.   20,180,257
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....  (32,736,098)
                   ------------
Net increase (de-
 crease) in net
 assets resulting
 from operations.  (12,925,826)
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   29,304,332
 Policy
  withdrawals and
  charges........  (24,821,277)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,483,055
                   ------------
Increase
 (decrease) in
 net assets......   (8,442,771)
Net assets at the
 beginning of
 year............   88,964,798
                   ------------
Net assets at the
 end of year.....   80,522,027
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2001


                                                         Segregated Sub-Accounts
                   ----------------------------------------------------------------------------------------------------------
                                  Small                                                                 Templeton   Templeton
                                 Company      Global    Index 400   Macro-Cap   Micro-Cap   Real Estate Developing    Asset
                   Value Stock    Value        Bond      Mid-Cap      Value       Growth    Securities   Markets    Strategy
                   -----------  ----------  ----------  ----------  ----------  ----------  ----------- ----------  ---------
Operations:
 Investment
  income (loss)--
  net............  $   381,355     (46,095)     25,055      55,358     (13,141)    (67,862)     91,617     17,408      1,992
 Net realized
  gains (losses)
  on investments.   (1,286,652)  1,121,440      10,360     222,886    (320,761) (1,972,046)     28,204   (137,944)    20,009
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments ...   (5,607,004)    250,286     (91,830)   (286,186)   (199,443)  1,060,341     123,627   (334,026)   (37,278)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   (6,512,301)  1,325,631     (56,415)     (7,942)   (533,345)   (979,567)    243,448   (454,562)   (15,277)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   20,657,532  10,789,604   2,589,770   8,604,675   5,444,446   7,098,969   1,881,044  1,306,042    360,874
 Policy
  withdrawals and
  charges........  (16,618,178) (3,751,548) (1,302,920) (3,733,443) (2,787,399) (5,786,991)   (789,723)  (422,037)   (28,938)
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Increase in net
 assets from
 policy
 transactions....    4,039,354   7,038,056   1,286,850   4,871,231   2,657,047   1,311,978   1,091,321    884,005    331,936
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Increase
 (decrease) in
 net assets......   (2,472,947)  8,363,687   1,230,435   4,863,289   2,123,702     332,411   1,334,769    429,443    316,659
Net assets at the
 beginning of
 period..........   58,522,611   5,796,172   2,581,576   7,834,364   6,636,297  14,805,641   1,924,616  4,886,144     93,555
                   -----------  ----------  ----------  ----------  ----------  ----------   ---------  ---------    -------
Net assets at the
 end of period...  $56,049,664  14,159,859   3,812,011  12,697,653   8,759,999  15,138,052   3,259,385  5,315,587    410,214
                   ===========  ==========  ==========  ==========  ==========  ==========   =========  =========    =======


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2001


                                                           Segregated Sub-Accounts
                          -------------------------------------------------------------------------------------------
                                                                                                        Credit Suisse
                                                                Fidelity VIP Janus Aspen   Janus Aspen  Global Post-
                           Franklin   Fidelity VIP Fidelity VIP   Equity-      Capital    International    Venture
                          Small Cap     Mid Cap     Contrafund     Income    Appreciation    Growth        Capital
                          ----------  ------------ ------------ ------------ ------------ ------------- -------------
Operations:
 Investment income
  (loss)--net...........  $   (3,326)     (37,426)       6,564      20,807        49,892       28,308       (3,001)
 Net realized gains
  (losses) on
  investments...........     (46,780)     (11,761)     108,409     119,373      (570,622)    (420,398)     (23,791)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (102,958)    (129,168)  (1,183,704)   (299,970)   (2,783,449)  (2,439,088)    (121,417)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Net increase (decrease)
 in net assets resulting
 from operations........    (153,064)    (178,355)  (1,068,731)   (159,790)   (3,304,179)  (2,831,178)    (148,209)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............   3,248,126    3,875,225    6,090,831   7,207,656     5,500,690    7,310,053      634,794
 Policy withdrawals and
  charges...............    (287,967)  (1,212,804)    (457,530)   (411,804)   (1,388,460)    (864,755)     (52,908)
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Increase in net assets
 from policy
 transactions...........   2,960,159    2,662,421    5,633,301   6,795,852     4,112,230    6,445,298      581,886
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Increase (decrease) in
 net assets.............   2,807,095    2,484,066    4,564,570   6,636,062       808,051    3,614,120      433,677
Net assets at the
 beginning of period....   1,418,336    7,288,381    7,680,507   2,805,732    13,617,668   10,082,946      453,133
                          ----------   ----------   ----------   ---------    ----------   ----------     --------
Net assets at the end of
 period.................  $4,225,431    9,772,447   12,245,077   9,441,794    14,425,719   13,697,066      886,810
                          ==========   ==========   ==========   =========    ==========   ==========     ========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                       Year Ended December 31, 2000


                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $   (724,711)   1,930,619      856,195    3,201,058   1,019,038      559,807     (778,749)     1,281,619
 Net realized
  gains (losses)
  on investments.    15,185,933     (676,014)         --    13,889,977     (54,144)  18,416,099   21,753,193     11,708,565
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   (48,091,346)   2,270,723          --   (36,031,488)  1,006,789  (39,628,392) (37,606,998)   (12,526,840)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   (33,630,124)   3,525,328      856,195  (18,940,453)  1,971,683  (20,652,486) (16,632,554)       463,344
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......    58,318,473   16,110,452   46,097,340   46,470,357  10,481,472   89,737,450   40,464,314     40,775,566
 Policy
  withdrawals and
  charges........   (54,434,889) (13,383,786) (41,052,128) (42,540,819) (7,051,467) (74,417,468) (41,592,137)   (40,703,741)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....     3,883,584    2,726,666    5,045,212    3,929,538   3,430,005   15,319,982   (1,127,823)        71,825
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase
 (decrease) in
 net assets......   (29,746,540)   6,251,994    5,901,407  (15,010,915)  5,401,688   (5,332,504) (17,760,377)       535,169
Net assets at the
 beginning
 of year.........   149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $119,523,224   40,634,864   21,309,858  159,754,120  21,219,772  195,384,333  140,006,849    116,263,709
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (492,562)
 Net realized
  gains (losses)
  on investments.   14,155,669
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....  (25,285,825)
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......  (11,622,718)
                   ------------
Policy
 transactions
 (notes 3, 4
 and 5):
 Policy purchase
  payments.......   37,837,369
 Policy
  withdrawals and
  charges........  (32,737,977)
                   ------------
Increase in net
 assets from
 policy
 transactions....    5,099,392
                   ------------
Increase
 (decrease) in
 net assets......   (6,523,326)
Net assets at the
 beginning
 of year.........   95,488,124
                   ------------
Net assets at the
 end of year.....   88,964,798
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2000


                                                          Segregated Sub-Accounts
                   -------------------------------------------------------------------------------------------------------------
                                   Small                                                                 Templeton    Templeton
                      Value       Company     Global    Index 400   Macro-Cap    Micro-Cap   Real Estate Developing     Asset
                      Stock        Value       Bond      Mid-Cap      Value       Growth     Securities   Markets    Strategy(b)
                   ------------  ----------  ---------  ----------  ----------  -----------  ----------- ----------  -----------
Operations:
 Investment
  income (loss)--
  net............  $    245,499      (2,774)    (8,939)     40,819        (499)     (70,150)    100,195       9,846       (138)
 Net realized
  gains (losses)
  on
  investments....      (557,884)    157,074    (36,765)  1,226,456      72,133    2,917,378      39,601     (49,557)      (178)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....      (832,518)    997,562    101,919    (416,866)   (545,206)  (7,682,068)    112,628  (1,908,715)      (222)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    (1,144,903)  1,151,862     56,215     850,409    (473,572)  (4,834,840)    252,424  (1,948,426)      (538)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Policy transac-
 tions (notes 3,
 4 and 5):
 Policy purchase
  payments.......    22,009,354   4,618,670  2,071,336   7,252,589   5,425,533   19,547,195   1,872,341   4,951,752    100,396
 Policy
  withdrawals and
  charges........   (19,379,730) (2,336,208)  (832,859) (4,535,997) (2,266,493) (10,683,040)   (858,467) (1,915,893)    (6,303)
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase in net
 assets from
 policy
 transactions....     2,629,624   2,282,462  1,238,477   2,716,592   3,159,040    8,864,155   1,013,874   3,035,859     94,093
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Increase
 (decrease) in
 net assets......     1,484,721   3,434,324  1,294,692   3,567,001   2,685,468    4,029,315   1,266,298   1,087,433     93,555
Net assets at the
 beginning of
 period..........    57,037,890   2,361,848  1,286,884   4,267,363   3,950,829   10,776,326     658,318   3,798,711        --
                   ------------  ----------  ---------  ----------  ----------  -----------   ---------  ----------    -------
Net assets at the
 end of period...  $ 58,522,611   5,796,172  2,581,576   7,834,364   6,636,297   14,805,641   1,924,616   4,886,144     93,555
                   ============  ==========  =========  ==========  ==========  ===========   =========  ==========    =======

------
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                       Year Ended December 31, 2000


                                                              Segregated Sub-Accounts
                         -------------------------------------------------------------------------------------------------
                                                                                                            Warburg Pincus
                                                                 Fidelity VIP   Janus Aspen    Janus Aspen   Global Post-
                           Franklin   Fidelity VIP Fidelity VIP    Equity-        Capital     International    Venture
                         Small Cap(b)  Mid Cap(a)  Contrafund(a)  Income(a)   Appreciation(a)   Growth(a)     Capital(b)
                         ------------ ------------ ------------- ------------ --------------- ------------- --------------
Operations:
 Investment income
  (loss)--net..........   $   (1,845)       1,326      (23,228)      (7,301)        58,034         77,399          (720)
 Net realized gains
  (losses) on
  investments..........         (974)    (263,230)       1,638        4,907       (175,600)       244,053        56,119
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments..........     (225,528)     512,109     (476,574)     257,635     (3,221,301)    (3,070,655)     (162,182)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net increase (decrease)
 in net assets
 resulting from
 operations............     (228,347)     250,205     (498,164)     255,241     (3,338,867)    (2,749,203)     (106,783)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments.............    1,720,405   10,405,748    9,319,932    2,866,015     21,338,051     14,430,135       582,962
 Policy withdrawals and
  charges..............      (73,722)  (3,367,572)  (1,141,261)    (315,524)    (4,381,516)    (1,597,986)      (23,046)
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase in net assets
 from policy
 transactions..........    1,646,683    7,038,176    8,178,671    2,550,491     16,956,535     12,832,149       559,916
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Increase (decrease) in
 net assets............    1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
Net assets at the
 beginning of period...          --           --           --           --             --             --            --
                          ----------   ----------   ----------    ---------     ----------     ----------      --------
Net assets at the end
 of period.............   $1,418,336    7,288,381    7,680,507    2,805,732     13,617,668     10,082,946       453,133
                          ==========   ==========   ==========    =========     ==========     ==========      ========

------
(a) For the period from February 1, 2000, commencement of operations, to December 31, 2000
(b) For the period from May 1, 2000, commencement of operations, to December 31, 2000


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                      Statements of Changes in Net Assets

                          Year Ended December 31, 1999

                                                              Segregated Sub-Accounts
                   ---------------------------------------------------------------------------------------------------------
                                                 Money        Asset      Mortgage      Index       Capital     International
                      Growth        Bond        Market     Allocation   Securities      500      Appreciation      Stock
                   ------------  -----------  -----------  -----------  ----------  -----------  ------------  -------------
Operations:
 Investment
  income (loss)--
  net............  $    (85,753)   1,464,278      549,584    5,776,185     760,880    2,023,269     (626,087)     1,907,789
 Net realized
  gains (losses)
  on investments.    10,296,768       99,201          --    11,658,426      (2,829)  13,418,210   21,452,323      6,967,570
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....    18,859,069   (2,605,774)         --     4,617,276    (542,263)  15,240,028    6,730,186     10,363,042
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......    29,070,084   (1,042,295)     549,584   22,051,887     215,788   30,681,507   27,556,422     19,238,401
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......    58,717,519   17,573,124   31,178,806   44,726,919   7,045,702   73,108,305   37,490,912     39,449,982
 Policy
  withdrawals and
  charges........   (42,760,978) (12,805,421) (26,568,038) (31,218,947) (4,559,427) (41,248,772) (30,591,671)   (33,854,395)
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets from
 policy
 transactions....    15,956,541    4,767,703    4,610,768   13,507,972   2,486,275   31,859,533    6,899,241      5,595,587
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Increase in net
 assets..........    45,026,625    3,725,408    5,160,352   35,559,859   2,702,063   62,541,040   34,455,663     24,833,988
Net assets at the
 beginning
 of year.........   104,243,139   30,657,462   10,248,099  139,205,176  13,116,021  138,175,797  123,311,563     90,894,552
                   ------------  -----------  -----------  -----------  ----------  -----------  -----------    -----------
Net assets at the
 end of year.....  $149,269,764   34,382,870   15,408,451  174,765,035  15,818,084  200,716,837  157,767,226    115,728,540
                   ============  ===========  ===========  ===========  ==========  ===========  ===========    ===========
                      Small
                     Company
                     Growth
                   ------------
Operations:
 Investment
  income (loss)--
  net............     (325,988)
 Net realized
  gains (losses)
  on investments.    1,826,447
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments....   27,746,862
                   ------------
Net increase
 (decrease) in
 net assets
 resulting from
 operations......   29,247,321
                   ------------
Policy
 transactions
 (notes 3, 4 and
 5):
 Policy purchase
  payments.......   28,401,864
 Policy
  withdrawals and
  charges........  (24,038,352)
                   ------------
Increase in net
 assets from
 policy
 transactions....    4,363,512
                   ------------
Increase in net
 assets..........   33,610,833
Net assets at the
 beginning
 of year.........   61,877,291
                   ------------
Net assets at the
 end of year.....   95,488,124
                   ============


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account
                Statements of Changes in Net Assets (continued)

                          Year Ended December 31, 1999

                                                          Segregated Sub-Accounts
                          ---------------------------------------------------------------------------------------------
                                          Small                                                              Templeton
                             Value       Company    Global    Index 400   Macro-Cap  Micro-Cap   Real Estate Developing
                             Stock        Value      Bond      Mid-Cap      Value      Growth    Securities   Markets
                          ------------  ---------  ---------  ----------  ---------  ----------  ----------- ----------
Operations:
 Investment income
  (loss)--net...........  $  1,278,966     20,680     26,386       5,606      5,603     (13,660)    32,674       6,423
 Net realized gains
  (losses) on
  investments...........       447,470       (812)   (24,389)    298,303    147,560     564,770     (2,893)    (33,680)
 Net change in
  unrealized
  appreciation or
  depreciation of
  investments...........    (1,892,941)    (8,937)   (50,201)    149,835         18   3,431,535    (47,990)    813,548
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net increase (decrease)
 in net assets resulting
 from operations........      (166,505)    10,931    (48,204)    453,744    153,181   3,982,645    (18,209)    786,291
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Policy transactions
 (notes 3, 4 and 5):
 Policy purchase
  payments..............    25,802,197  2,273,267  1,496,270   4,320,045  3,691,232   8,888,408    846,906   2,969,560
 Policy withdrawals and
  charges...............   (20,261,470)  (696,285)  (488,062) (1,590,628)  (768,235) (2,850,722)  (416,974)   (625,851)
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets
 from policy
 transactions...........     5,540,727  1,576,982  1,008,208   2,729,417  2,922,997   6,037,686    429,932   2,343,709
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Increase in net assets..     5,374,222  1,587,913    960,004   3,183,161  3,076,178  10,020,331    411,723   3,130,000
Net assets at the
 beginning of year......    51,663,668    773,935    326,880   1,084,202    874,651     755,995    246,595     668,711
                          ------------  ---------  ---------  ----------  ---------  ----------   --------   ---------
Net assets at the end of
 year...................  $ 57,037,890  2,361,848  1,286,884   4,267,363  3,950,829  10,776,326    658,318   3,798,711
                          ============  =========  =========  ==========  =========  ==========   ========   =========


                See accompanying notes to financial statements.

Minnesota Life Variable Life Account

Notes to Financial Statements

(1)Organization
   The Minnesota Life Variable Life Account (the Account) was established on October 21, 1985 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently three types of variable life policies each consisting of twenty-five segregated sub-accounts to which policy owners may allocate their purchase payments. The financial statements presented herein include three types of variable life policies, Variable Adjustable Life, Variable Adjustable Life Second Death and Variable Adjustable Life Horizon offered by the Account.

   The assets of each segregated sub-account are held for the exclusive benefit of the variable life policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable Life policy owners allocate their purchase payments to one or more of the twenty-five segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), Franklin Templeton Variable Insurance Products Trust, Fidelity Variable Insurance Products Funds, Janus Aspen Series, and Credit Suisse Trust, formerly Warburg Pincus Trust, (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

   Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, Templeton Developing Market Securities, Templeton Asset Strategy, Franklin Small Cap, Fidelity VIP Mid Cap, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Janus Aspen Capital Appreciation, Janus Aspen International Growth, and Credit Suisse Global Post-Venture Capital, formerly Warburg Pincus Global Post-Venture Capital, segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro- Cap Growth, and Real Estate Securities Portfolios of the Fund, Templeton Developing Market Securities, Templeton Asset Strategy, and Franklin Small Cap Funds of Franklin Templeton Variable Insurance Products Trust, Fidelity VIP Mid Cap, Fidelity VIP Contrafund and Fidelity VIP Equity-Income Portfolios of Fidelity Variable Insurance Product Funds, Capital Appreciation Portfolio and International Growth Portfolio of Janus Aspen Series, and Global Post-Venture Capital Portfolio of Credit Suisse Trust, formerly Warburg Pincus Trust, respectively.

   Securian Financial Services, Inc., formerly Ascend Financial Services, Inc., acts as the underwriter for the Account. Advantus Capital Management, Inc. acts as the investment adviser for the Fund. Securian Financial Services, Inc., is a wholly owned subsidiary of Advantus Capital Management, Inc., which in turn is a wholly owned subsidiary of Minnesota Life.

(2)Summary of Significant Accounting Policies
Use of Estimates
   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Investments in Underlying Funds
   Investments in shares of the Underlying Funds are stated at market value which is the net asset value per share as determined daily by each Underlying Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Underlying Funds are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions

   The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to .50 percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account.

   Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

    A basic sales load of up to 7 percent is deducted from each premium payment. A first year sales load not to exceed 44 percent may also be deducted. Total sales charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $28,871,146, $26,658,767 and $25,083,967, respectively.

  An underwriting charge is deducted from first year purchase payments in an amount not to exceed $5 per $1000 face amount of insurance for Variable Adjustable Life policies and $10 per $1,000 face amount of insurance for Variable Adjustable Life Second Death policies. The amount may vary by the age of the insured and the premium level for a given amount of insurance. The underwriting charge is paid for administrative costs associated with issuance or adjustment of policies. Total underwriting charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $9,530,725, $10,257,326 and $11,334,978, respectively.

    A premium tax charge in the amount of 2.5 percent is deducted from each premium payment for Variable Adjustable Life and Variable Adjustable Life Second Death policies. Premium taxes are paid to state and local governments. Total premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $7,331,047, $7,272,300 and $6,710,372, respectively.

    A face amount guarantee charge of 1.5 percent is deducted from each Variable Adjustable Life policy premium payment. The charge is paid for the guarantee that the death benefit will always be at least equal to the current face amount of insurance regardless of the investment performance. Total face amount guarantee charges deducted from premium payments for the years ended December 31, 2001, 2000 and 1999 amounted to $3,273,931, $3,162,904 and $2,955,662, respectively.

    Beginning in 1996, a federal tax charge of 1.25 percent is deducted from each Variable Adjustable Life Second Death policy premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2001, 2000 and 1999 amounted to $595,704, $510,279 and $445,398 respectively.

   In addition to deductions from premium payments, cash value charges (which may include an administration charge, certain transaction charges, a cost of insurance charge and a charge for sub-standard risks), if any, are assessed from the actual cash value of each policy. In addition, a face amount guarantee charge is assessed from the actual cash value of each Variable Adjustable Life Second Death policy. These charges are paid by redeeming units of the Account held by the individual policy owner. The administration charge is $60 for each policy year for Variable Adjustable Life policies and $120 for each policy year for Variable Adjustable Life Second Death policies. The transaction charges are for expenses incurred by Minnesota Life for processing certain transactions. A charge of $25 to $95 is assessed for each policy adjustment. A charge not to exceed $10 may be assessed for each transfer of actual cash value among the segregated sub-accounts. The face amount guarantee charge is guaranteed not to exceed 3 cents per thousand dollars of face amount per month.

   The following charges are associated with Variable Adjustable Life Horizon. An additional face amount charge not to exceed $5 per thousand is charged for first-year base premiums. A premium charge of 3 percent is charged on all non-repeating premiums. In addition, against the cash value of a Policy, Minnesota Life deducts a monthly policy charge of $8 plus 2 cents per thousand of the face amount. The monthly policy charge cannot exceed $10 plus 3 cents per thousand of the face amount.

Minnesota Life Variable Life Account

(3) Expenses and Related Party Transactions (continued)

   The cost of insurance charge varies with the amount of insurance, the insured's age, sex, risk class, level of scheduled premium and duration of the policy. The charge for substandard risks is for providing death benefits for policies which have mortality risks in excess of the standard.

   To the extent the Account invests in the Advantus Series Fund, Inc. , the Account indirectly incurs management fees that are payable to Advantus Capital Management, Inc, an affiliate of Minnesota Life. The advisory fee agreement provides for payments ranging from .15% to .95% of average daily net assets. In addition, the Advantus Series Fund, Inc. has adopted a Rule 12b-1 distribution plan covering all of the portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to .25% of average daily net assets to Securian Financial Services, Inc., an affiliate of Minnesota Life.

   The total of cash value charges for the periods ended December 31, 2001, 2000 and 1999 for each segregated sub-account are as follows:

                                              2001        2000        1999
                                           ----------- ----------- -----------
Growth                                     $ 7,934,554 $ 8,821,553 $ 8,310,823
Bond                                         3,819,229   2,975,073   3,100,298
Money Market                                 1,923,703   1,183,095   1,052,976
Asset Allocation                            10,829,349  10,013,722   9,399,193
Mortgage Securities                          2,199,778   1,395,537   1,296,517
Index 500                                   14,992,339  13,593,559  12,217,269
Capital Appreciation                         7,295,815   7,954,096   7,862,310
International Stock                          7,874,789   7,536,824   8,122,296
Small Company Growth                         6,247,016   7,032,431   6,184,813
Value Stock                                  5,215,075   4,808,526   5,595,949
Small Company Value                            853,556     409,542     211,204
Global Bond                                    474,039     274,535     135,546
Index 400 Mid-Cap                              970,246     609,367     253,145
Macro-Cap Value                                754,558     536,238     267,783
Micro-Cap Growth                             1,445,136   1,163,042     260,034
Real Estate Securities                         203,650     100,747      58,860
Templeton Developing Markets                   523,375     382,112     153,038
Templeton Asset Strategy                        29,104       1,860         --
Franklin Small Cap                             430,059      50,289         --
Fidelity VIP Mid Cap                           834,276     291,350         --
Fidelity VIP Contrafund                      1,049,445     360,937         --
Fidelity VIP Equity-Income                     621,294     137,074         --
Janus Aspen Capital Appreciation             1,626,735     749,588         --
Janus Aspen International Growth             1,348,571     548,168         --
Credit Suisse Global Post-Venture Capital       85,841      14,646         --

Minnesota Life Variable Life Account

(4)Investment Transactions
   The Account's purchases of fund shares, including reinvested dividend distributions, were as follows during the periods ended December 31, 2001, 2000 and 1999.

                                          2001       2000        1999
                                       ---------- ----------- ----------
Advantus Series Fund, Inc.:
  Growth Portfolio                     51,873,146 $63,454,335 $6,209,615
  Bond Portfolio                       21,988,052  18,223,041 19,854,371
  Money Market Portfolio               37,353,416  47,034,157 31,794,838
  Asset Allocation Portfolio           57,879,867  58,503,505 58,496,043
  Mortgage Securities Portfolio        17,655,174  11,589,713  7,879,217
  Index 500 Portfolio                  82,669,142  94,209,549 78,104,584
  Capital Appreciation Portfolio       63,507,029  54,381,355 54,110,564
  International Stock Portfolio        50,749,118  52,263,362 46,515,116
  Small Company Growth Portfolio       58,829,028  44,056,335 28,401,864
  Value Stock Portfolio                21,321,709  22,532,906 27,349,493
  Small Company Value Portfolio        11,467,405   4,635,536  2,301,306
  Global Bond Portfolio                 2,630,962   2,071,676  1,528,494
  Index 400 Portfolio                   9,244,702   8,146,356  4,582,201
  Macro-Cap Value Portfolio             5,468,537   5,527,408  3,837,163
  Micro-Cap Growth Portfolio            7,141,281  21,621,268  8,888,408
  Real Estate Securities Portfolio      1,984,807   1,978,168    881,608
Franklin Templeton Variable Insurance
 Products Trust:
  Developing Market Securities Fund     1,348,680   4,984,958  2,561,472
  Asset Strategy Fund                     386,288     100,396        --
  Franklin Small Cap Fund               3,257,381   1,720,404        --
Fidelity Variable Insurance Products
 Funds:
  VIP Mid Cap                           3,875,224  10,427,315        --
  VIP Contrafund                        6,347,005   9,325,784        --
  VIP Equity-Income                     7,392,883   2,866,074        --
Janus Aspen Series:
  Capital Appreciation                  5,618,114  21,448,477        --
  International Growth                  7,394,514  14,820,113        --
Credit Suisse Trust:
  Global Post-Venture Capital             634,794     639,126        --

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions
   Transactions in units for each segregated sub-account for the periods ended December 31, 2001, 2000 and 1999 were as follows:

                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Asset      Mortgage
                            Growth         Bond     Money Market  Allocation   Securities
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998           22,653,190   13,380,650     5,915,721   38,273,621   5,351,168
  Policy purchase pay-
   ments                   12,085,761    7,825,478    17,577,397   12,030,571   2,849,941
  Policy withdrawals and
   charges                 (8,791,864)  (5,707,900)  (14,955,823)  (8,380,455) (1,843,930)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           25,947,087   15,498,228     8,537,295   41,923,737   6,357,179
  Policy purchase pay-
   ments                   10,373,119    7,052,522    24,910,098   11,152,483   4,055,083
  Policy withdrawals and
   charges                 (9,612,156)  (5,879,512)  (22,246,087) (10,150,179) (2,743,466)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           26,708,050   16,671,238    11,201,306   42,926,041   7,668,796
  Policy purchase pay-
   ments                   10,092,456    6,633,155    18,859,729   11,613,612   4,932,718
  Policy withdrawals and
   charges                 (8,826,819)  (4,882,195)  (20,386,929) (10,505,230) (2,368,293)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           27,973,687   18,422,198     9,674,106   44,034,423  10,233,221
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                                                                     Small
                                         Capital    International   Company      Value
                           Index 500   Appreciation     Stock       Growth       Stock
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998           28,132,934   24,802,737    42,958,209   33,912,334  23,718,362
  Policy purchase pay-
   ments                   13,741,224    7,710,867    17,300,757   15,198,270  11,861,976
  Policy withdrawals and
   charges                 (7,741,338)  (6,286,726)  (14,966,655) (12,990,113) (9,320,272)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999           34,132,820   26,226,878    45,292,311   36,120,491  26,260,066
  Policy purchase pay-
   ments                   15,671,123    6,766,062    16,214,514   14,275,499  10,514,173
  Policy withdrawals and
   charges                (12,957,576)  (6,949,934)  (16,141,115) (12,237,218) (9,260,172)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000           36,846,367   26,043,006    45,365,710   38,158,772  27,514,067
  Policy purchase pay-
   ments                   16,340,207    6,492,561    15,373,005   15,595,439  10,458,089
  Policy withdrawals and
   charges                (10,330,549)  (6,912,248)  (14,929,091) (13,104,625) (8,404,134)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           42,856,025   25,623,319    45,809,624   40,649,586  29,568,022
                          ===========   ==========   ===========  ===========  ==========
                                             Segregated Sub-Accounts
                          ---------------------------------------------------------------
                             Small
                            Company                   Index 400    Macro-Cap   Micro-Cap
                             Value     Global Bond     Mid-Cap       Value       Growth
                          -----------  ------------ ------------- -----------  ----------
Units outstanding at De-
 cember 31, 1998              894,678      293,075     1,020,446      823,503     733,049
  Policy purchase pay-
   ments                    2,780,613    1,433,901     3,949,094    3,370,441   5,320,722
  Policy withdrawals and
   charges                   (843,926)    (469,193)   (1,460,522)    (705,334) (1,831,687)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 1999            2,831,365    1,257,783     3,509,018    3,488,610   4,222,084
  Policy purchase pay-
   ments                    5,227,673    2,083,008     5,429,416    4,876,566   7,642,693
  Policy withdrawals and
   charges                 (2,605,000)    (837,019)   (3,361,612)  (2,031,244) (4,486,590)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2000            5,454,038    2,503,772     5,576,822    6,333,932   7,378,187
  Policy purchase pay-
   ments                    9,471,238    2,531,731     6,459,355    5,649,808   4,533,833
  Policy withdrawals and
   charges                 (3,336,364)  (1,271,712)   (2,852,833)  (2,876,719) (3,357,918)
                          -----------   ----------   -----------  -----------  ----------
Units outstanding at De-
 cember 31, 2001           11,588,912    3,763,791     9,183,344    9,107,021   8,554,102
                          ===========   ==========   ===========  ===========  ==========

Minnesota Life Variable Life Account

(5) Unit Activity from Policy Transactions (continued)

                                                 Segregated Sub-Accounts
                          ---------------------------------------------------------------------
                                         Templeton    Templeton
                          Real Estate   Developing      Asset       Franklin     Fidelity VIP
                           Securities     Markets      Strategy     Small Cap       Mid Cap
                          ------------ ------------- ------------ ------------- ---------------
Units outstanding at De-
 cember 31, 1998              284,627      778,238           --           --             --
  Policy purchase pay-
   ments                      978,387    2,737,134           --           --             --
  Policy withdrawals and
   charges                   (468,724)    (616,581)          --           --             --
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 1999              794,290    2,898,791           --           --             --
  Policy purchase pay-
   ments                    1,946,044    4,631,383       100,338    1,845,818      9,461,234
  Policy withdrawals and
   charges                   (889,463)  (2,015,994)       (7,253)    (151,662)    (3,746,636)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2000            1,850,871    5,514,180        93,085    1,694,156      5,714,598
  Policy purchase pay-
   ments                    1,769,749    3,634,296       486,132    6,101,083      5,643,131
  Policy withdrawals and
   charges                   (746,994)  (2,589,553)     (123,717)  (1,809,327)    (3,376,494)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2001            2,873,626    6,558,923       455,500    5,985,912      7,981,235
                           ==========   ==========    ==========   ==========     ==========
                                                 Segregated Sub-Accounts
                          ---------------------------------------------------------------------
                                                     Janus Aspen   Janus Aspen   Credit Suisse
                          Fidelity VIP Fidelity VIP    Capital    International   Global Post
                           Contrafund  Equity-Income Appreciation    Growth     Venture Capital
                          ------------ ------------- ------------ ------------- ---------------
Units outstanding at De-
 cember 31, 1998                  --           --            --           --             --
  Policy purchase pay-
   ments                          --           --            --           --             --
  Policy withdrawals and
   charges                        --           --            --           --             --
Units outstanding at De-
 cember 31, 1999                  --           --            --           --             --
  Policy purchase pay-
   ments                    9,540,087    2,856,118    22,215,455   14,440,754        634,323
  Policy withdrawals and
   charges                 (1,451,937)    (364,285)   (5,725,940)  (2,331,405)       (34,525)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2000            8,088,150    2,491,833    16,489,515   12,109,349        599,798
                           ----------   ----------    ----------   ----------     ----------
  Policy purchase pay-
   ments                   10,751,477    8,783,726    15,091,583   16,916,706      1,555,751
  Policy withdrawals and
   charges                 (4,033,738)  (2,383,256)   (9,122,954)  (7,435,472)      (509,385)
                           ----------   ----------    ----------   ----------     ----------
Units outstanding at De-
 cember 31, 2001           14,805,889    8,892,303    22,458,144   21,590,583      1,646,164
                           ==========   ==========    ==========   ==========     ==========

Minnesota Life Variable Life Account

(6) Financial Highlights

                           At December 31, 2001  For the year ended December 31, 2001
                          ---------------------- ------------------------------------
                                                 Investment*  Expense
Sub-account               Unit Value Net Assets  Income Ratio Ratio** Total Return***
-----------               ---------- ----------- ------------ ------- ---------------
Growth                      $3.35    $93,654,792     0.00%     0.50%      (25.18)%
Bond                         2.62     48,199,915    11.15      0.50         7.36
Money Market                 1.96     19,005,982     3.72      0.50         3.27
Asset Allocation             3.17    139,433,091     2.12      0.50       (14.79)
Mortgage Securities          3.00     30,708,062    12.24      0.50         8.43
Index 500                    4.63    198,433,249     1.01      0.50       (12.69)
Capital Appreciation         4.03    103,373,557     0.10      0.50       (25.01)
International Stock          2.26    103,736,638     4.23      0.50       (11.65)
Small Company Growth         1.98     80,522,027     0.00      0.50       (15.12)
Value Stock                  1.90     56,049,664     1.17      0.50       (10.90)
Small Company Value          1.22     14,159,859     0.00      0.50       (15.01)
Global Bond                  1.01      3,812,011     1.28      0.50        (2.00)
Index 400 Mid-Cap            1.38     12,697,653     1.07      0.50        (1.56)
Macro-Cap Value              0.96      8,759,999     0.32      0.50        (8.20)
Micro-Cap Growth             1.77     15,138,052     0.00      0.50       (11.77)
Real Estate Securities       1.13      3,259,385     4.28      0.50         9.49
Templeton Developing
 Markets                     0.81      5,315,587     0.84      0.50        (8.54)
Templeton Asset Strategy     0.90        410,214     1.39      0.50       (10.40)
Franklin Small-Cap           0.71      4,225,431     0.37      0.50       (15.67)
Fidelity VIP Mid-Cap         1.22      9,772,447     0.00      0.50        (4.00)
Fidelity VIP Contrafund      0.83     12,245,077     0.57      0.50       (12.91)
Fidelity VIP Equity-In-
 come                        1.06      9,441,794     0.89      0.50        (5.70)
Janus Aspen Capital Ap-
 preciation                  0.64     14,425,719     0.87      0.50       (22.22)
Janus Aspen Interna-
 tional Growth               0.63     13,697,066     0.75      0.50       (23.81)
Credit Suisse Global
 Post Venture Capital        0.54        886,810     0.00      0.50       (28.99)

   *These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of dividends by the underlying fund in which the sub-account invests.

   **These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Independent Auditors' Report

The Board of Directors
Minnesota Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2001. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

   As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

   Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                      /s/ KMPG LLP

Minneapolis, Minnesota
February 11, 2002

Minnesota Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

December 31, 2001 and 2000
                                     Assets

                                                          2001        2000
                                                       ----------- -----------
                                                           (In thousands)
  Fixed maturity securities:
   Available-for-sale, at fair value (amortized cost
    $5,061,422 and $4,501,951)                         $ 5,279,515 $ 4,623,058
   Held-to-maturity, at amortized cost (fair value $0
    and $886,315)                                              --      860,632
  Equity securities, at fair value (cost $594,916 and
   $561,236)                                               602,554     638,032
  Mortgage loans, net                                      738,749     664,853
  Real estate, net                                          11,925      17,520
  Finance receivables, net                                 126,037     128,545
  Policy loans                                             256,844     250,246
  Short-term investments                                   621,907     216,230
  Private equity investments (cost $301,728 and
   $293,333)                                               263,928     464,303
  Fixed maturity securites on loan, at fair value
   (amortized cost $348,651 and $0)                        365,031         --
  Equity securites on loan, at fair value (cost
   $39,575 and $59,009)                                     48,280      72,372
  Other invested assets                                    166,340      83,851
                                                       ----------- -----------
   Total investments                                     8,481,110   8,019,642
  Cash                                                      32,589      67,951
  Deferred policy acquisition costs                        683,339     711,546
  Accrued investment income                                 94,539      91,887
  Premiums receivable, net                                 116,483     109,062
  Property and equipment, net                               80,822      67,095
  Reinsurance recoverables                                 621,615     587,335
  Other assets                                              42,645      59,862
  Separate account assets                                7,558,283   8,201,803
                                                       ----------- -----------
     Total assets                                      $17,711,425 $17,916,183
                                                       =========== ===========
                      Liabilities and Stockholder's Equity
Liabilities:
  Policy and contract account balances                 $ 4,191,843 $ 4,061,213
  Future policy and contract benefits                    1,929,205   1,875,370
  Pending policy and contract claims                       133,920     107,015
  Other policyholders funds                                499,940     472,108
  Policyholders dividends payable                           55,978      55,813
  Unearned premiums and fees                               209,255     210,878
  Federal income tax liability:
   Current                                                  32,360      44,060
   Deferred                                                113,060     192,525
  Other liabilities                                        518,547     411,814
  Notes payable                                            159,000     185,000
  Securities lending collateral                            424,406      77,124
  Separate account liabilities                           7,511,607   8,156,131
                                                       ----------- -----------
   Total liabilities                                    15,779,121  15,849,051
                                                       ----------- -----------
Stockholder's equity:
  Common stock, $1 par value, 5,000,000 shares
   authorized, issued and outstanding                        5,000       5,000
  Additional paid in capital                                 3,000       3,000
  Retained earnings                                      1,821,015   1,811,707
  Accumulated other comprehensive income                   103,289     247,425
                                                       ----------- -----------
   Total stockholder's equity                            1,932,304   2,067,132
                                                       ----------- -----------
     Total liabilities and stockholder's equity        $17,711,425 $17,916,183
                                                       =========== ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Operations and Comprehensive Income

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Revenues:
  Premiums                                $  793,357  $  761,451  $  697,799
  Policy and contract fees                   354,373     359,980     331,110
  Net investment income                      527,335     575,900     540,056
  Net realized investment gains (losses)     (12,972)    147,623      79,615
  Finance charge income                       33,400      31,000      31,969
  Other income                               105,914      89,386      81,135
                                          ----------  ----------  ----------
    Total revenues                         1,801,407   1,965,340   1,761,684
                                          ----------  ----------  ----------
Benefits and expenses:
  Policyholders benefits                     749,122     697,396     667,207
  Interest credited to policies and con-
   tracts                                    288,673     289,298     282,627
  General operating expenses                 447,848     379,933     358,387
  Commissions                                122,709     123,463     110,645
  Administrative and sponsorship fees         81,194      80,288      79,787
  Dividends to policyholders                  19,670      19,526      18,928
  Interest on notes payable                   16,684      26,146      24,282
  Amortization of deferred policy acqui-
   sition costs                              171,580     185,962     123,455
  Capitalization of policy acquisition
   costs                                    (185,366)   (180,689)   (152,602)
                                          ----------  ----------  ----------
    Total benefits and expenses            1,712,114   1,621,323   1,512,716
                                          ----------  ----------  ----------
      Income from operations before taxes     89,293     344,017     248,968
  Federal income tax expense (benefit):
    Current                                   22,793     113,700      75,172
    Deferred                                  (3,928)     (4,403)     (1,439)
                                          ----------  ----------  ----------
      Total federal income tax expense        18,865     109,297      73,733
                                          ----------  ----------  ----------
        Net income                        $   70,428  $  234,720  $  175,235
                                          ==========  ==========  ==========
  Other comprehensive income (loss), net
   of tax:
    Unrealized gains (losses) on securi-
     ties                                 $ (144,136) $  129,348   $ (85,538)
                                          ----------  ----------  ----------
    Other comprehensive income (loss),
     net of tax                             (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
        Comprehensive income (loss)       $  (73,708) $  364,068  $   89,697
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

Years ended December 31, 2001, 2000 and 1999

                                             2001        2000        1999
                                          ----------  ----------  ----------
                                                   (In thousands)
Common stock:
    Total common stock                    $    5,000  $    5,000  $    5,000
                                          ==========  ==========  ==========
Additional paid in capital:
  Beginning balance                       $    3,000  $    3,000  $      --
  Contribution                                   --          --        3,000
                                          ----------  ----------  ----------
    Total additional paid in capital      $    3,000  $    3,000  $    3,000
                                          ==========  ==========  ==========
Retained earnings:
  Beginning balance                       $1,811,707  $1,629,787  $1,513,661
  Net income                                  70,428     234,720     175,235
  Dividends to stockholder                   (61,120)    (52,800)    (59,109)
                                          ----------  ----------  ----------
    Total retained earnings               $1,821,015  $1,811,707  $1,629,787
                                          ==========  ==========  ==========
Accumulated other comprehensive income:
  Beginning balance                       $  247,425  $  118,077  $  203,615
  Change in unrealized appreciation (de-
   preciation) of securities                (144,136)    129,348     (85,538)
                                          ----------  ----------  ----------
    Total accumulated other comprehensive
     income                               $  103,289  $  247,425  $  118,077
                                          ==========  ==========  ==========
      Total stockholder's equity          $1,932,304  $2,067,132  $1,755,864
                                          ==========  ==========  ==========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

Years ended December 31, 2001, 2000 and 1999

                                               2001         2000         1999
                                            -----------  -----------  -----------
                                                      (In thousands)
Cash Flows from Operating Activities
Net income                                  $    70,428  $   234,720  $   175,235
Adjustments to reconcile net income to net
 cash provided by operating activities:
 Interest credited to annuity and insur-
  ance contracts                                288,673      289,298      282,627
 Fees deducted from policy and contract
  balances                                     (221,645)    (222,243)    (217,941)
 Change in future policy benefits                53,835       48,417       68,578
 Change in other policyholders liabili-
  ties, net                                      18,215       23,655       29,426
 Amortization of deferred policy acquisi-
  tion costs                                    171,580      185,962      123,455
 Capitalization of policy acquisition
  costs                                        (185,366)    (180,689)    (152,602)
 Change in premiums receivable                   (7,421)     (14,891)     (31,562)
 Deferred tax provision                          (3,928)      (4,403)      (1,439)
 Change in federal income tax liabili-
  ties--current                                 (11,700)     (19,044)      15,281
 Net realized investment losses (gains)          12,972     (147,623)     (79,615)
 Change in reinsurance recoverables             (32,041)    (406,852)     (18,257)
 Other, net                                     (37,774)     110,107       (8,301)
                                            -----------  -----------  -----------
   Net cash provided by (used for) operat-
    ing activities                              115,828     (103,586)     184,885
                                            -----------  -----------  -----------
Cash Flows from Investing Activities
Proceeds from sales of:
 Fixed maturity securities, available-
  for-sale                                    1,738,948    1,373,968    1,856,757
 Equity securities                              481,396      791,354      705,050
 Real estate                                      5,362        4,226        7,341
 Private equity investments                      15,596       46,012       28,128
 Other invested assets                            5,896       18,554        5,731
Proceeds from maturities and repayments
 of:
 Fixed maturity securities, available-
  for-sale                                      379,989      306,017      345,677
 Fixed maturity securities, held-to-matu-
  rity                                              --       127,450      122,704
 Mortgage loans                                  44,312      100,617      116,785
Purchases of:
 Fixed maturity securities, available-
  for-sale                                   (2,249,224)  (1,390,655)  (2,432,049)
 Fixed maturity securities, held-to-matu-
  rity                                              --       (13,897)      (8,446)
 Equity securities                             (502,064)    (634,873)    (613,596)
 Mortgage loans                                (118,003)     (68,685)    (130,013)
 Real estate                                       (140)         (99)      (1,016)
 Private equity investments                     (28,580)     (84,239)     (79,584)
 Other invested assets                           (8,381)      (2,689)     (11,435)
Finance receivable originations or pur-
 chases                                         (83,578)    (180,433)     (74,989)
Finance receivable principal payments            78,289      176,053       88,697
Securities lending collateral                   347,282       77,124          --
Securities in transit                            99,765      (75,314)     (80,300)
Other, net                                      (41,741)     (21,243)     (11,046)
                                            -----------  -----------  -----------
   Net cash provided by (used for) invest-
    ing activities                              165,124      549,248     (165,604)
                                            -----------  -----------  -----------
Cash Flows from Financing Activities
Deposits credited to annuity and insurance
 contracts                                      948,380      497,868      448,012
Withdrawals from annuity and insurance
 contracts                                     (834,348)    (689,749)    (478,775)
Proceeds from issuance of debt                      --           --        50,000
Payments on debt                                (26,000)    (123,000)     (49,000)
Dividends paid to stockholder                       --       (52,800)     (83,809)
Other, net                                        1,331       (4,596)      (7,008)
                                            -----------  -----------  -----------
   Net cash provided by (used for) financ-
    ing activities                               89,363     (372,277)    (120,580)
                                            -----------  -----------  -----------
Net increase (decrease) in cash and short-
 term investments                               370,315       73,385     (101,299)
Cash and short-term investments, beginning
 of year                                        284,181      210,796      312,095
                                            -----------  -----------  -----------
Cash and short-term investments, end of
 year                                       $   654,496  $   284,181  $   210,796
                                            ===========  ===========  ===========

          See accompanying notes to consolidated financial statements.

Minnesota Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements
(1) Nature of Operations

Description of Business
The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Advantus Capital Management, Inc., HomePlus Insurance Company, Northstar Life Insurance Company, The Ministers Life Insurance Company and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

   The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into five strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, Retirement Services and Asset Management. Revenues in 2001 for these business units were $640,162,000, $305,591,000, $563,784,000,
$182,488,000 and $72,378,000, respectively. Additional revenues of $37,004,000 were reported by the Company's subsidiaries and corporate product line.

   The Company serves over six million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

Insurance Revenues and Expenses
Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

   Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

Deferred Policy Acquisition Costs
The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Deferred Policy Acquisition Costs (continued) gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

   For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

   For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

Software Capitalization
Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $18,575,000, $13,314,000 and $7,790,000 and amortized software expense of $8,065,000, $5,014,000 and $1,716,000 as of December 31, 2001, 2000 and 1999, respectively.

Finance Charge Income and Receivables
Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

   Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest previously accrued is written off. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments
Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Valuation of Investments (continued)
   Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

   Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

   Private equity investments in limited partnerships are carried on the balance sheet at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

   Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

   Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2001 and 2000, was $7,503,000 and $7,334,000, respectively.

   Policy loans are carried at the unpaid principal balance.

   Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which establishes standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method.

   Upon initial application of EITF 99-20, the Company identified holdings with a market value of $36,000,000 that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $14,300,000 of permanent write-downs were recorded as realized losses.

Derivative Financial Instruments
Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Derivative Financial Instruments (continued)
   The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates and changes in interest rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

   In the normal course of business the Company currently holds derivatives in the form of equity swaps. The purpose of these swaps is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

   Additionally, effective January 1, 2001 the Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

   Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale in the amount of $74,100,000 to other invested assets. As of December 31, 2001, the change in fair value of these securities of $1,600,000 was included in realized capital gains.

   Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

Realized and Unrealized Gains and Losses
Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities, available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

   Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

   Impairments in the value of securities held by the Company, considered to be other than temporary, are recorded as a reduction of the cost of the security, and a corresponding realized loss is recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Securities Lending
The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $239,000 and $105,000 as of December 31, 2001 and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2001 and 2000 were $413,311,000 and $72,372,000, respectively. As of December 31, 2001 and 2000, the collateral associated with securities lending was $424,406,000 and $77,124,000, respectively.

   The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheet as short-term securities and securities lending collateral, respectively.

   Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily cash and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation of $138,819,000 and $131,841,000 at December 31, 2001 and 2000, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2001, 2000 and 1999, was $13,242,000, $13,723,000 and $11,749,000, respectively.

Goodwill and Other Intangible Assets
In July 2001, the FASB issued Statement No. 142 (FAS 142), Goodwill and Other Intangible Assets, which establishes accounting and reporting standards for goodwill and other intangible assets, effective for fiscal years beginning after December 15, 2001. The Company will adopt FAS 142 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 142.

Separate Accounts
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts.

   The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $46,677,000 and $45,672,000 at December 31, 2001 and 2000, respectively.

Policyholders Liabilities
Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

   Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

Minnesota Life Insurance Company and Subsidiaries

(2) Summary of Significant Accounting Policies (continued)

Policyholders Liabilities (continued)
   Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Reinsurance Recoverables
Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

Participating Business
Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2001 and 2000, the total participating business in force was $20,121,593,000 and $20,372,806,000, respectively.

Closed Block of Business
In December 2000, the Accounting Standards Executive Committee issued Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts, effective for fiscal years beginning after December 15, 2000. The Company has adopted SOP 00-3 as of January 1, 2001. The Company has determined that there are no material impacts to its statement of operations or financial position due to the adoption of SOP 00-3.

Business Combinations
In June 2001, the FASB issued Statement No. 141 (FAS 141), Business Combinations, which establishes accounting and reporting standards for business combinations. FAS 141 is effective for all business combinations initiated after June 30, 2001. The Company has adopted FAS 141 effective July 1, 2001. The Company has determined that there are no material impacts to its statements of operations or financial position due to the adoption of FAS 141.

Impairment or Disposal of Long-Lived Assets
In August 2001, the FASB issued Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company will adopt FAS 144 effective January 1, 2002. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 144.

Income Taxes
The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

   Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reclassification
Certain 2000 and 1999 financial statement balances have been reclassified to conform to the 2001 presentation.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments

   Net investment income for the years ended December 31 was as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $411,208  $429,168  $428,286
Equity securities             29,088    52,097    29,282
Mortgage loans                55,682    54,313    54,596
Real estate                    1,672     3,697        11
Policy loans                  18,257    17,371    16,016
Short-term investments         7,499    14,257     5,829
Private equity investments     3,289     3,191     4,114
Other invested assets          1,463     5,404     6,278
                            --------  --------  --------
  Gross investment income    528,158   579,498   544,412
Investment expenses             (823)   (3,598)   (4,356)
                            --------  --------  --------
  Total                     $527,335  $575,900  $540,056
                            ========  ========  ========

   Net realized investment gains (losses) for the years ended December 31 were as follows:

                              2001      2000      1999
                            --------  --------  --------
                                  (In thousands)
Fixed maturity securities   $(15,772) $(57,955) $(31,404)
Equity securities             (1,373)  177,243    91,591
Mortgage loans                     1      (419)    1,344
Real estate                    3,245    (2,456)    4,806
Private equity investments    (1,676)   28,128    13,983
Other invested assets          2,603     3,082      (705)
                            --------  --------  --------
  Total                     $(12,972) $147,623  $ 79,615
                            ========  ========  ========

   Gross realized gains (losses) on the sales of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                      (In thousands)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 34,884  $ 10,926  $ 28,619
  Gross realized losses                          (50,656)  (68,881)  (60,023)
Equity securities:
  Gross realized gains                            81,647   260,022   143,180
  Gross realized losses                          (83,020)  (82,779)  (51,589)
Private equity investments:
  Gross realized gains                             4,857    29,076    14,558
  Gross realized losses                           (6,533)     (948)     (575)

   Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                   2001       2000
                                                 ---------  ---------
                                                   (In thousands)
Gross unrealized gains                           $ 361,575  $ 523,768
Gross unrealized losses                           (168,979)  (147,016)
Adjustment to deferred acquisition costs           (41,993)       --
Adjustment to unearned policy and contract fees      6,433        --
Deferred federal income taxes                      (53,747)  (129,327)
                                                 ---------  ---------
  Net unrealized gains                           $ 103,289  $ 247,425
                                                 =========  =========

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

   The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                  Gross Unrealized
                                                  -----------------
                                       Amortized                       Fair
                                          Cost     Gains    Losses    Value
                                       ---------- -------- -------- ----------
                                                   (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $  203,806 $ 66,552 $  1,672 $  268,686
  Foreign governments                       1,425      --        79      1,346
  Corporate securities                  3,076,890  139,127   47,927  3,168,090
  Mortgage-backed securities            1,779,301   65,522    3,430  1,841,393
                                       ---------- -------- -------- ----------
    Total fixed maturities              5,061,422  271,201   53,108  5,279,515
  Equity securities-unaffiliated          453,563   64,431   69,079    448,915
  Equity securities-affiliated mutual
   funds                                  141,353   19,199    6,913    153,639
                                       ---------- -------- -------- ----------
    Total equity securities               594,916   83,630   75,992    602,554
                                       ---------- -------- -------- ----------
      Total                            $5,656,338 $354,831 $129,100 $5,882,069
                                       ========== ======== ======== ==========

                                               Gross Unrealized
                                               -----------------
                                    Amortized                       Fair
                                       Cost     Gains    Losses    Value
                                    ---------- -------- -------- ----------
                                                (In thousands)
December 31, 2000
Available-for-sale:
  United States government and
   government agencies and authori-
   ties                             $  141,759 $  5,728 $    236 $  147,251
  Foreign governments                    4,706      186       55      4,837
  Corporate securities               2,910,328  174,534   77,102  3,007,760
  Mortgage-backed securities         1,445,158   27,463    9,411  1,463,210
                                    ---------- -------- -------- ----------
    Total fixed maturities           4,501,951  207,911   86,804  4,623,058
  Equity securities-unaffiliated       418,307  111,964   59,457    470,814
  Equity securities-affiliated mu-
   tual funds                          142,929   24,332       43    167,218
                                    ---------- -------- -------- ----------
    Total equity securities            561,236  136,296   59,500    638,032
                                    ---------- -------- -------- ----------
      Total available-for-sale       5,063,187  344,207  146,304  5,261,090
Held-to maturity:
  Corporate securities                 750,121   29,855    5,997    773,979
  Mortgage-backed securities           110,511    4,474    2,649    112,336
                                    ---------- -------- -------- ----------
    Total held-to-maturity             860,632   34,329    8,646    886,315
                                    ---------- -------- -------- ----------
      Total                         $5,923,819 $378,536 $154,950 $6,147,405
                                    ========== ======== ======== ==========

Minnesota Life Insurance Company and Subsidiaries

(3)Investments (continued)

   The amortized cost and fair value of securities on loan by type of investment were as follows:

                                                     Gross
                                                   Unrealized
                                                 --------------
                                       Amortized                  Fair
                                         Cost     Gains  Losses  Value
                                       --------- ------- ------ --------
                                                (In thousands)
December 31, 2001
  United States government and
   government agencies and authorities $145,685  $10,187 $1,039 $154,833
  Corporate securities                   87,547    5,137    219   92,465
  Mortgage-backed securities            115,419    2,592    278  117,733
                                       --------  ------- ------ --------
    Total fixed maturities              348,651   17,916  1,536  365,031
  Equity securities-unaffiliated         39,575   10,764  2,059   48,280
                                       --------  ------- ------ --------
      Total                            $388,226  $28,680 $3,595 $413,311
                                       ========  ======= ====== ========

                                               Gross
                                             Unrealized
                                           --------------
                                 Amortized                 Fair
                                   Cost     Gains  Losses  Value
                                 --------- ------- ------ -------
                                          (In thousands)
December 31, 2000
Available-for-sale:
  Equity securities-unaffiliated  $59,009  $22,346 $8,983 $72,372
                                  -------  ------- ------ -------
      Total                       $59,009  $22,346 $8,983 $72,372
                                  =======  ======= ====== =======

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2001 by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Available-for-Sale   Securities-on-Loan
                                       --------------------- ------------------
                                       Amortized     Fair    Amortized   Fair
                                          Cost      Value      Cost     Value
                                       ---------- ---------- --------- --------
                                                    (In thousands)
Due in one year or less                $   97,456 $   99,133 $ 12,033  $ 12,628
Due after one year through five years     854,123    934,026   67,147    71,282
Due after five years through ten
 years                                  1,386,267  1,444,009  100,532   107,421
Due after ten years                       944,275    960,954   53,520    55,967
                                       ---------- ---------- --------  --------
                                        3,282,121  3,438,122  233,232   247,298
Mortgage-backed securities              1,779,301  1,841,393  115,419   117,733
                                       ---------- ---------- --------  --------
  Total                                $5,061,422 $5,279,515 $348,651  $365,031
                                       ========== ========== ========  ========

   At December 31, 2001 and 2000, fixed maturity securities and short-term investments with a carrying value of $15,815,000 and $14,902,000, respectively, were on deposit with various regulatory authorities as required by law.

   At December 31, 2001 and 2000, no specific mortgage loans were considered impaired. A general allowance for credit losses was established for potential impairments in the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 2001 and 2000. There were no provisions for credit losses or charge-offs in 2001, 2000 or 1999.

Minnesota Life Insurance Company and Subsidiaries

(3) Investments (continued)

  Below is a summary of interest income on impaired mortgage loans.


                                                         2001  2000  1999
                                                         ----- ----- ----
                                                          (In thousands)
Average impaired mortgage loans                          $ --  $   2 $  4
Interest income on impaired mortgage loans--contractual    --    --     4
Interest income on impaired mortgage loans--collected      --    --     4

(4) Notes Receivable

The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. As of December 31, 2001, there were no available tax increments, therefore no interest payments were received. As of December 31, 2001 and 2000, the Company has loaned HRA $14,581,000 and $14,523,000 respectively. The accrued interest on this loan contingency was $4,288,000 and $3,015,000, as of December 31, 2001 and 2000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5) Net Finance Receivables

Finance receivables as of December 31 were as follows:

                                       2001      2000
                                     --------  --------
                                      (In thousands)
Direct installment loans             $115,233  $119,310
Retail installment notes               13,973    12,432
Retail revolving credit                   226       677
Accrued interest                        2,451     2,462
                                     --------  --------
  Gross receivables                   131,883   134,881
Allowance for uncollectible amounts    (5,846)   (6,336)
                                     --------  --------
    Finance receivables, net         $126,037  $128,545
                                     ========  ========

   The direct installment loans, at December 31, 2001 and 2000, consisted of $93,733,000 and $90,466,000, respectively, of discount basis loans (net of unearned finance charges) and $21,500,000 and $28,844,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $13,000,000 and $19,000,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Revolving credit loans included approximately $200,000 and $500,000 of real estate secured loans at December 31, 2001 and 2000, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2001 and 2000, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

   During the years ended December 31, 2001 and 2000, principal cash collections of direct installment loans were $55,176,000 and $60,800,000, respectively, and the percentages of these cash collections to average net balances were 48% and 52%, respectively. Retail installment notes' principal cash collections to average net balances were $20,667,000 and $15,470,000, respectively and the percentages of these cash collections to average net balances were 153% and 149%, respectively.

Minnesota Life Insurance Company and Subsidiaries

(5) Net Finance Receivables (continued)

   The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2001 and 2000 was 4.4% and 4.7%, respectively.

  Changes in the allowance for losses for the periods ended December 31, were as follows:

                                         2001      2000      1999
                                       --------  --------  --------
                                             (In thousands)
Balance at beginning of year           $  6,336  $  7,728  $ 16,076
Provision for credit losses               6,924     6,244     5,434
Allowance applicable to bulk purchase        19       --        125
Charge-offs                             (10,302)  (10,523)  (16,712)
Recoveries                                2,869     2,887     2,805
                                       --------  --------  --------
Balance at end of year                 $  5,846  $  6,336  $  7,728
                                       ========  ========  ========

   At December 31, 2001, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2001 and the related allowance for credit losses were as follows:

                                     Installment Revolving
                                        Loans     Credit   Total
                                     ----------- --------- ------
                                            (In thousands)
Balances at December 31, 2001          $1,515        65    $1,580
Related allowance for credit losses    $  514        11    $  525

   All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2001. The average quarterly balance of impaired loans during the years ended December 31, 2001 and 2000, was $1,685,000 and $3,544,000 for installment basis loans and $28,000 and $634,000 for revolving credit loans, respectively.

   There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2001.

(6) Income Taxes

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                            2001      2000     1999
                           -------  --------  -------
                                (In thousands)
Computed tax expense       $31,253  $120,406  $87,139
Difference between com-
 puted and actual tax ex-
 pense:
  Dividends received de-
   duction                  (7,606)   (4,696)  (3,127)
  Special tax on mutual
   life insurance compa-
   nies                        --     (5,235)  (9,568)
  Foundation gain             (580)     (568)    (538)
  Tax credits               (1,300)   (3,400)  (4,500)
  Expense adjustments and
   other                    (2,902)    2,790    4,327
                           -------  --------  -------
    Total tax expense      $18,865  $109,297  $73,733
                           =======  ========  =======

Minnesota Life Insurance Company and Subsidiaries

(6) Income Taxes (continued)

   The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        2001     2000
                                                      -------- --------
                                                       (In thousands)
Deferred tax assets:
  Policyholders liabilities                           $  7,152 $ 11,899
  Pension and post retirement benefits                  31,209   34,079
  Tax deferred policy acquisition costs                 94,828   90,600
  Deferred gain on individual disability coinsurance    20,726   22,152
  Net realized capital losses                           19,203   12,688
  Ceding commissions                                     4,244      --
  Other                                                 11,287   13,023
                                                      -------- --------
    Gross deferred tax assets                          188,649  184,441
                                                      -------- --------
Deferred tax liabilities:
  Deferred policy acquisition costs                    189,421  198,195
  Premiums                                              15,094   14,525
  Real estate and property and equipment depreciation    6,561    6,478
  Basis difference on investments                       16,575   21,307
  Net unrealized capital gains                          65,875  129,327
  Other                                                  8,183    7,134
                                                      -------- --------
    Gross deferred tax liabilities                     301,709  376,966
                                                      -------- --------
      Net deferred tax liability                      $113,060 $192,525
                                                      ======== ========

   A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2001 and 2000 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

   Income taxes paid for the years ended December 31, 2001, 2000 and 1999, were $34,493,000, $132,744,000 and $59,905,000, respectively.

   During 2001 the Internal Revenue Service (IRS) began their audit of the Company's federal income tax returns for 2000, 1999 and 1998. As of December 31, 2001, there were no proposed adjustments affecting the Company. The Company believes that any adjustments, as a result of this examination, will not have a material effect on its financial position.

Minnesota Life Insurance Company and Subsidiaries

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                  2001      2000       1999
                                --------  ---------  --------
                                      (In thousands)
Balance at January 1            $480,650  $ 470,501  $435,079
  Less: reinsurance recoverable  404,357    121,395   108,918
                                --------  ---------  --------
Net balance at January 1          76,293    349,106   326,161
                                --------  ---------  --------
Incurred related to:
  Current year                    65,370     95,703    92,421
  Prior years                     (2,577)    11,761    19,435
                                --------  ---------  --------
Total incurred                    62,793    107,464   111,856
                                --------  ---------  --------
Paid related to:
  Current year                    25,925     28,968    25,084
  Prior years                     28,275     58,557    63,827
                                --------  ---------  --------
Total paid                        54,200     87,525    88,911
                                --------  ---------  --------
Individual disability transfer       --    (292,752)      --
                                --------  ---------  --------
Net balance at December 31        84,886     76,293   349,106
  Plus: reinsurance recoverable  433,323    404,357   121,395
                                --------  ---------  --------
Balance at December 31          $518,209  $ 480,650  $470,501
                                ========  =========  ========

   The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

   As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $2,577,000 in 2001 and increased by $11,761,000 and $19,435,000 in 2000 and 1999, respectively, which includes the amortization of discount on individual accident and health claim reserves of $430,000, $14,016,000, and $13,918,000 in 2001, 2000 and 1999, respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

   During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement.

(8) Employee Benefit Plans

Pension Plans and Post Retirement Plans Other than Pensions
The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)
   The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

   The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

   The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Change in benefit obligation:
Benefit obligation at beginning of
 year                                   $210,342  $197,025  $ 31,552  $ 33,720
Service cost                               9,031     8,895     1,342     1,454
Interest cost                             16,222    15,058     2,357     2,314
Actuarial loss (gain)                     12,308    (4,229)    2,620    (3,987)
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Benefit obligation at end of year       $242,192  $210,342  $ 36,744  $ 31,552
                                        ========  ========  ========  ========
Change in plan assets:
Fair value of plan assets at beginning
 of year                                $167,171  $159,694  $    --   $    --
Actual return on plan assets             (12,241)    6,987       --        --
Employer contribution                      8,877     6,897     1,127     1,949
Benefits paid                             (5,711)   (6,407)   (1,127)   (1,949)
                                        --------  --------  --------  --------
Fair value of plan assets at end of
 year                                   $158,096  $167,171  $    --   $    --
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
                                                  (In thousands)
Funded status                           $(84,096) $(43,171) $(36,744) $(31,552)
Unrecognized net actuarial loss (gain)    46,488     8,004    (6,411)   (9,629)
Unrecognized prior service cost (bene-
 fit)                                      6,816     7,770    (1,446)   (1,959)
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
Amounts recognized in the balance
 sheet statement consist of:
Accrued benefit cost                    $(32,306) $(31,624) $(44,601) $(43,170)
Intangible asset                           1,514     4,227       --         30
                                        --------  --------  --------  --------
Net amount recognized                   $(30,792) $(27,397) $(44,601) $(43,140)
                                        ========  ========  ========  ========
                                        Pension Benefits     Other Benefits
                                        ------------------  ------------------
                                          2001      2000      2001      2000
                                        --------  --------  --------  --------
Weighted average assumptions as of De-
 cember 31:
Discount rate                               7.25%     8.00%     7.25%     8.00%
Expected return on plan assets              8.25%     8.26%      --        --
Rate of compensation increase               5.43%     5.36%      --        --

   For measurement purposes, a 7.5 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2001. The rate was assumed to decrease gradually to 5.5 percent for 2005 and remain at that level thereafter.

Minnesota Life Insurance Company and Subsidiaries

(8) Employee Benefit Plans (continued)

Pension Plans and Post Retirement Plans Other than Pensions (continued)

                               Pension Benefits            Other Benefits
                          ----------------------------  ----------------------
                            2001      2000      1999     2001    2000    1999
                          --------  --------  --------  ------  ------  ------
                                          (In thousands)
Components of net peri-
 odic benefit cost:
Service cost              $  9,031  $  8,895  $  8,272  $1,342  $1,454  $1,419
Interest cost               16,222    15,058    13,132   2,357   2,314   2,340
Expected return on plan
 assets                    (14,256)  (13,151)  (12,080)    --      --      --
Amortization of prior
 service cost (benefit)        954       954       954    (513)   (513)   (513)
Recognized net actuarial
 loss (gain)                   321       743       459    (597)   (448)   (195)
                          --------  --------  --------  ------  ------  ------
    Net periodic benefit
     cost                 $ 12,272  $ 12,499  $ 10,737  $2,589  $2,807  $3,051
                          ========  ========  ========  ======  ======  ======

   The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $53,756,000, $40,746,000, and $21,129,000, respectively, as of December 31, 2001, and $50,689,000, $39,217,000 and
$19,772,000, respectively, as of December 31, 2000.

   The assumptions presented herein are based on pertinent information available to management as of December 31, 2001 and 2000. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2001 by $6,988,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2001 by $805,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2001 by $5,494,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2001 by $620,000.

Profit Sharing Plans

   The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2001, 2000 and 1999 of $4,563,000, $8,794,000 and $6,003,000,
respectively. Participants may elect to receive a portion of their contributions in cash.

(9) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

   Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       2001       2000      1999
                     ---------  --------  --------
                           (In thousands)
Direct premiums      $ 761,877  $697,933  $662,775
Reinsurance assumed    140,303   129,800   102,154
Reinsurance ceded     (108,823)  (66,282)  (67,130)
                     ---------  --------  --------
  Net premiums       $ 793,357  $761,451  $697,799
                     =========  ========  ========

Minnesota Life Insurance Company and Subsidiaries

(9) Reinsurance (continued)

   Reinsurance recoveries on ceded reinsurance contracts were $95,136,000, $73,484,000 and $71,922,000 during 2001, 2000 and 1999, respectively.

   On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

   On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheet. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2001 and 2000 was $4,074,000 and $1,018,000, respectively. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $54,489,000 and $9,828,000 during 2001 and 2000, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $552,790,000 and $531,487,000 at December 31, 2001 and 2000,
respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

   On January 1, 1999, the Company entered into an agreement to sell its assumed individual life reinsurance business representing $1,982,509,000 of inforce to RGA Reinsurance Company. The Company received cash of $1,284,000 from the sale and recognized miscellaneous income of approximately $4,139,000, representing the gain on the sale.

(10) Fair Value of Financial Instruments

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2001 and 2000. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

   Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

   The interest rates on the finance receivables outstanding as of December 31, 2001 and 2000, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2001 and 2000, approximate the fair value for those respective dates.

   The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2001 and 2000 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

Minnesota Life Insurance Company and Subsidiaries

(10) Fair Value of Financial Instruments (continued)

   The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

   The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

                                         2001                    2000
                                ----------------------- -----------------------
                                 Carrying      Fair      Carrying      Fair
                                  Amount       Value      Amount       Value
                                ----------- ----------- ----------- -----------
                                                (In thousands)
Fixed maturity securities:
  Available-for-sale            $ 5,279,515 $ 5,279,515 $ 4,623,058 $ 4,623,058
  Held-to-maturity                      --          --      860,632     886,315
Equity securities                   602,554     602,554     638,032     638,032
Fixed maturity securities on
 loan                               365,031     365,031         --          --
Equity securities on loan            48,280      48,280      72,372      72,372
Mortgage loans:
  Commercial                        738,749     761,004     664,818     679,245
  Residential                           --           --          35          36
Policy loans                        256,844     256,844     250,246     250,246
Short-term investments              621,907     621,907     216,230     216,230
Cash                                 32,589      32,589      67,951      67,951
Finance receivables, net            126,037     126,037     128,545     128,545
Private equity investments          263,928     263,928     464,303     464,303
Foreign currency exchange con-
 tract                                  --          --           84          84
Separate account assets           7,558,283   7,558,283   8,201,803   8,201,803
Other assets                         74,078      74,078         --          --
                                ----------- ----------- ----------- -----------
  Total financial assets        $15,967,795 $15,990,050 $16,188,109 $16,228,220
                                =========== =========== =========== ===========

   The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                        2001                    2000
                               ----------------------- -----------------------
                                Carrying      Fair      Carrying      Fair
                                 Amount       Value      Amount       Value
                               ----------- ----------- ----------- -----------
                                               (In thousands)
Deferred annuities             $ 1,615,774 $ 1,611,178 $ 1,620,378 $ 1,612,386
Annuity certain contracts           60,187      60,769      61,513      61,515
Other fund deposits                956,147     957,461     895,854     891,581
Supplementary contracts with-
 out life contingencies             42,092      43,134      39,125      40,489
Notes payable                      159,000     162,341     185,000     188,025
Separate account liabilities     7,511,607   7,511,607   8,156,131   8,156,131
Securities lending collateral      424,406     424,406      77,124      77,124
                               ----------- ----------- ----------- -----------
  Total financial liabilities  $10,769,213 $10,770,896 $11,035,125 $11,027,251
                               =========== =========== =========== ===========

Minnesota Life Insurance Company and Subsidiaries

(11) Notes Payable

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2001 and 2000. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

   Notes payable as of December 31 were as follows:

                                                            2001     2000
                                                          -------- --------
                                                           (In thousands)
Corporate-surplus notes, 8.25%, 2025                      $125,000 $125,000
Consumer finance subsidiary-senior, 6.90%-8.77%, through
 2003                                                       34,000   60,000
                                                          -------- --------
  Total notes payable                                     $159,000 $185,000
                                                          ======== ========

   At December 31, 2001, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2002, $22,000,000; 2003, $12,000,000;
2004, $0; 2005, $0; 2006, $0; thereafter $125,000,000.

   Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2001.

   The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2001 and 2000, the outstanding balance of this line of credit was zero.

   Interest paid on debt for the years ended December 31, 2001, 2000 and 1999, was $17,115,000, $26,775,000 and $24,120,000, respectively.

(12) Other Comprehensive Income

Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company had identified those changes as being comprised of net income, unrealized appreciation
(depreciation) on securities and deferred policy acquisition cost adjustments.

   The components of comprehensive income (loss), other than net income are illustrated below:

                                               2001       2000       1999
                                             ---------  ---------  ---------
                                                    (In thousands)
Other comprehensive income (loss), before
 tax:
  Unrealized gains (loss) on securities      $(202,783) $ 346,347  $(162,242)
    Reclassification adjustment for gains
     (losses) included in
     net income                                 18,821   (147,416)   (74,170)
  Adjustment to unearned policy and contract
   fees                                          6,433        473    (16,385)
  Adjustment to deferred policy acquisition
   costs                                       (41,993)       414    119,128
                                             ---------  ---------  ---------
                                              (219,522)   199,818   (133,669)
  Income tax expense related to items of
   other comprehensive income                   75,386    (70,470)    48,131
                                             ---------  ---------  ---------
  Other comprehensive income (loss), net of
   tax                                       $(144,136) $ 129,348  $ (85,538)
                                             =========  =========  =========

Minnesota Life Insurance Company and Subsidiaries

(13) Stock Dividends

During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling approximately $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $52,800,000. These dividends were in the form of cash. During 1999, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $59,109,000. These dividends were in the form of cash, common stock and affiliated stock of Capitol City Property Management and HomePlus Insurance Agency, Inc. On December 14, 1998 the Company declared and accrued a dividend to Securian Financial Group, Inc. in the amount of $24,700,000, which was paid in 1999.

   Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2001 statutory results, the maximum amount available for the payment of dividends during 2002 by Minnesota Life Insurance Company without prior regulatory approval is $107,591,000 after November 7, 2002.

(14) Legal Proceedings

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $39,654,000, $3,529,000 and $3,670,000 in 2001, 2000 and 1999, respectively.

(15) Commitments and Contingencies

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

   The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $97,800,000 and $135,600,000 as of December 31, 2001 and 2000, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

   The Company has long-term commitments to fund private equity investments and real estate investments totaling $160,474,000 as of December 31, 2001. The Company estimates that $53,000,000 of these commitments will be invested in 2002, with the remaining $107,474,000 invested over the next four years.

   As of December 31, 2001, the Company had committed to purchase bonds and mortgage loans totaling $86,684,000 but had not completed the purchase transactions.

   The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc., for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows: 2002, $11,267,000; 2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006,
$11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2002, $676,000; 2003, $688,000; 2004, $726,000; 2005, $731,000; 2006, $605,000. Lease expense net of sub-lease income for the years ended December 31, 2001, 2000 and 1999 was $9,662,000, $2,491,000 and $0, respectively.

Minnesota Life Insurance Company and Subsidiaries

(15) Commitments and Contingencies (continued)

   At December 31, 2001, the Company had guaranteed the payment of $84,500,000 in policyholders dividends and discretionary amounts payable in 2002. The Company has pledged bonds, valued at $84,549,000 to secure this guarantee.

   The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2001 and 2000 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,255,000 and $4,139,000 for the periods ending December 31, 2001 and 2000, respectively. These assets are being amortized over a five-year period.

   At December 31, 2001, the Company had guaranteed the payment of approximately $118,640,000 of senior notes issued by Capitol City Properties Management, Inc., an affiliated company, through the expiration date of the notes of June 1, 2021 or by mutual agreement of the parties. These notes were issued in conjunction with the financing of the Company's additional home office space.

(16) Statutory Financial Data

The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

   Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $48,790,000.

Minnesota Life Insurance Company and Subsidiaries

(16) Statutory Financial Data (continued)

   The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2001 results are codified, and 2000 and 1999 are prior to Codification):

                                                       Year ended December
                                                      ----------------------
                                                         2001        2000
                                                      ----------  ----------
                                                         (In thousands)
Statutory capital and surplus                         $1,075,907  $1,304,825
Adjustments:
  Deferred policy acquisition costs                      682,794     710,931
  Net unrealized investment gains                        217,864     125,511
  Statutory asset valuation reserve                      303,888     347,800
  Statutory interest maintenance reserve                   7,050      10,440
  Premiums and fees deferred or receivable               (51,572)    (54,505)
  Change in reserve basis                                113,646     111,657
  Deferred reinsurance gain                              (59,217)    (64,309)
  Separate accounts                                      (39,126)    (49,098)
  Unearned policy and contract fees                     (140,315)   (143,220)
  Surplus notes                                         (125,000)   (125,000)
  Net deferred income taxes                             (313,147)   (192,525)
  Pension benefit liabilities                             (6,815)    (45,673)
  Non-admitted assets                                    194,154      55,395
  Policyholders dividends                                 65,828      66,622
  Other                                                    6,365       8,281
                                                      ----------  ----------
Stockholder's equity as reported in the accompanying
 consolidated financial statements                    $1,932,304  $2,067,132
                                                      ==========  ==========

                                                As of December 31
                                            ---------------------------
                                             2001      2000      1999
                                            -------  --------  --------
                                                 (In thousands)
Statutory net income                        $47,505  $251,003  $167,957
Adjustments:
  Deferred policy acquisition costs          13,716    (5,203)   29,164
  Statutory interest maintenance reserve     (1,138)  (20,544)  (18,931)
  Premiums and fees deferred or receivable  (10,213)   (1,264)    3,686
  Change in reserve basis                    (2,180)    3,783     2,555
  Separate accounts                           9,971    15,762    (8,044)
  Deferred reinsurance gain                  (2,394)    1,018        --
  Unearned policy and contract fees          (1,845)    1,645    (8,696)
  Realized gains (losses)                     1,586   (11,747)    4,143
  Net deferred income taxes                   3,928     4,403     1,439
  Policyholders dividends                      (714)    4,354     1,620
  Pension benefits                           16,605    (7,952)     (590)
  Other                                      (4,399)     (538)      932
                                            -------  --------  --------
Net income as reported in the accompanying
 consolidated financial statements          $70,428  $234,720  $175,235
                                            =======  ========  ========

(17) Subsequent Events

On February 11, 2002, the Company declared a dividend to Securian Financial Group totaling $10,000,000. The amount was subsequently paid in cash.

Minnesota Life Insurance Company and Subsidiaries

                                   Schedule I

                       Summary of Investments--Other than
                         Investments in Related Parties

                               December 31, 2001

                                                                 As shown
                                                                  on the
                                                    Market     consolidated
Type of investment                      Cost(3)     Value    balance sheet(1)
------------------                     ---------- ---------- ----------------
                                                   (In thousands)
Fixed maturity securities:
  United States government and
   government agencies and authorities $  203,806 $  268,686    $  268,686
  Foreign governments                       1,425      1,346         1,346
  Public utilities                        289,845    298,743       298,743
  Mortgage-backed securities            1,779,301  1,841,393     1,841,393
  All other corporate fixed maturity
   securities                           2,787,045  2,869,347     2,869,347
                                       ---------- ----------    ----------
      Total fixed maturity securities   5,061,422  5,279,515     5,279,515
                                       ---------- ----------    ----------
Equity securities:
  Common stocks:
    Public utilities                        6,363      6,336         6,336
    Banks, trusts and insurance compa-
     nies                                 107,177     97,529        97,529
    Industrial, miscellaneous and all
     other                                457,149    476,404       476,404
  Nonredeemable preferred stocks           24,227     22,285        22,285
                                       ---------- ----------    ----------
      Total equity securities             594,916    602,554       602,554
                                       ---------- ----------    ----------
Mortgage loans on real estate             740,249   xxxxxx         738,749
Real estate (2)                            11,925   xxxxxx          11,925
Policy loans                              256,844   xxxxxx         256,844
Other investments                         292,377   xxxxxx         292,377
Private equity investments                301,728   xxxxxx         263,928
Fixed maturity securities on loan         348,651   xxxxxx         365,031
Equity securities on loan                  39,575   xxxxxx          48,280
Short-term investments                    621,907   xxxxxx         621,907
                                       ---------- ----------    ----------
      Total                             2,613,256        --      2,599,041
                                       ---------- ----------    ----------
Total investments                      $8,269,594 $5,882,069    $8,481,110
                                       ========== ==========    ==========

-------
(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments.

                         See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries
                                  Schedule III

                      Supplementary Insurance Information
                                 (In thousands)

                                   As of December 31,
                   ---------------------------------------------------
                               Future policy
                    Deferred      benefits                Other policy
                     policy    losses, claims              claims and
                   acquisition and settlement  Unearned     benefits
Segment               costs     expenses(1)   premiums(2)   payable
-------            ----------- -------------- ----------- ------------
2001:
 Life insurance     $498,233     $2,563,749    $171,174     $113,351
 Accident and
  health
  insurance           87,059        615,020      38,052       19,103
 Annuity              98,047      2,942,241          29        1,466
 Property and
 liability
 insurance               --              38         --           --
                    --------     ----------    --------     --------
                    $683,339     $6,121,048    $209,255     $133,920
                    ========     ==========    ========     ========
2000:
 Life insurance     $526,289     $2,469,673    $173,063     $ 89,087
 Accident and
 health insurance     88,320        579,170      37,815       17,659
 Annuity              96,937      2,887,586         --           269
 Property and
 liability
 insurance               --             154
                    --------     ----------    --------     --------
                    $711,546     $5,936,583    $210,878     $107,015
                    ========     ==========    ========     ========
1999:
 Life insurance     $535,709     $2,388,867    $172,430     $ 73,670
 Accident and
 health insurance     80,371        552,833      35,558       16,858
 Annuity              97,137      3,118,995          25          234
 Property and
 liability
 insurance               --             441
                    --------     ----------    --------     --------
                    $713,217     $6,061,136    $208,013     $ 90,762
                    ========     ==========    ========     ========
                                      For the years ended December 31,
                   -----------------------------------------------------------------------
                                                         Amortization
                                            Benefits,    of deferred
                                  Net     claims, losses    policy      Other
                    Premium    investment and settlement acquisition  operating  Premiums
Segment            revenue(3)    income    expenses(5)      costs     expenses  written(4)
-------            ----------- ---------- -------------- ------------ --------- ----------
2001:
 Life insurance    $  918,901   $288,841    $  810,101     $136,512   $470,668
 Accident and
  health
  insurance           136,637     12,823        53,611       13,170    106,770
 Annuity               92,192    225,200       193,772       21,898     90,793
 Property and
 liability
 insurance                --         471           (19)         --         204      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,147,730   $527,335    $1,057,465     $171,580   $668,435    $ --
                   =========== ========== ============== ============ ========= ==========
2000:
 Life insurance    $  842,842   $304,584    $  715,361     $153,634   $428,194
 Accident and
 health insurance     175,762     40,232        85,680        8,613    101,201
 Annuity              102,827    230,584       205,036       23,715     80,116
 Property and
 liability
 insurance                --         500           143                     319      --
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,121,431   $575,900    $1,006,220     $185,962   $609,830    $ --
                   =========== ========== ============== ============ ========= ==========
1999:
 Life insurance    $  762,745   $258,483    $  645,695     $ 88,731   $391,454
 Accident and
 health insurance     170,988     37,922       108,283       11,779    101,021
 Annuity               95,190    243,160       214,461       22,945     79,883
 Property and
 liability
 insurance                (14)       491           323                     743     (570)
                   ----------- ---------- -------------- ------------ --------- ----------
                   $1,028,909   $540,056    $  968,762     $123,455   $573,101    $(570)
                   =========== ========== ============== ============ ========= ==========

------
(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

                       See independent auditors' report.

Minnesota Life Insurance Company and Subsidiaries

                                  Schedule IV

                                  Reinsurance

                  Years ended December 31, 2001, 2000 and 1999

                                                                            Percentage
                                       Ceded to     Assumed                 of amount
                            Gross        other    from other      Net       assumed to
                            amount     companies   companies     amount        net
                         ------------ ----------- ----------- ------------  ----------
                                                (In thousands)
2001:
 Life insurance in force $233,303,591 $28,244,100 $63,354,138 $268,413,629     23.6%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    530,352 $    30,128 $   138,774 $    638,998     21.7%
  Accident and health
   insurance                  208,520      78,212       1,047      131,355      0.8%
  Annuity                      23,004         --          --        23,004      --
  Property and liability
   insurance                        1         483         482          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    761,877 $   108,823 $   140,303 $    793,357     17.7%
                         ============ =========== =========== ============
2000:
 Life insurance in force $200,965,213 $22,944,226 $43,657,674 $221,678,661     19.7%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    476,897 $    28,343 $   121,296 $    569,850     21.3%
  Accident and health
   insurance                  199,590      30,085         923      170,428      0.5%
  Annuity                      21,173         --          --        21,173      --
  Property and liability
   insurance                      273       7,854       7,581          --       --
                         ------------ ----------- ----------- ------------
   Total premiums        $    697,933 $    66,282 $   129,800 $    761,451     17.0%
                         ============ =========== =========== ============
1999:
 Life insurance in force $175,297,217 $21,279,606 $37,337,340 $191,354,951     19.5%
                         ============ =========== =========== ============
 Premiums:
  Life insurance         $    455,857 $    30,557 $    83,681 $    508,981     16.4%
  Accident and health
   insurance                  183,765      18,776       1,281      166,270      0.8%
  Annuity                      22,562         --          --        22,562      --
  Property and liability
   insurance                      591      17,797      17,192          (14)     n/a
                         ------------ ----------- ----------- ------------
   Total premiums        $    662,775 $    67,130 $   102,154 $    697,799     14.6%
                         ============ =========== =========== ============

                       See independent auditors' report.

                                   Appendix A

Illustrations of Policy Values, Death Benefits and Premiums
   The Appendix A illustrations beginning on page A-2, are provided for a standard non-tobacco risk male age 40. The illustrations show the projected actual cash values, death benefits and premiums for the various scenarios. Both death benefit options, the Cash Option and the Protection Option, are shown. The plan of insurance for each Cash Option illustration is a whole life plan, with an initial face amount of $500,000. The Protection Option illustrations use the same premium as the Cash Option illustrations. We show all illustrations based on both guaranteed maximum and current charges, and we include all charges.

   Guaranteed maximum cost of insurance charges will vary by age, sex, risk class, and policy form. We use the male, female and unisex smoker-distinct 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO"), as appropriate. The unisex tables are used in circumstances where legal considerations require the elimination of sex-based distinctions in the calculation of mortality costs. Our maximum cost of insurance charges are based on an assumption of mortality not greater than the mortality rates reflected in 1980 CSO Tables.

   In most cases we intend to impose cost of insurance charges which are substantially lower than the maximum charges determined as described above. In addition to the factors governing maximum cost of insurance charges, actual charges will vary depending on the level of scheduled premiums for a given amount of insurance, the duration of the Policy and the tobacco-use of the insured. Current cost of insurance charges reflect our current practices with respect to mortality charges for this class of Policies. Similarly, we impose a current monthly policy charge which is less than the guaranteed contractual charge. We expect that these current charges will compensate us for the actual costs of administration. If the actual costs change, this charge may increase or decrease as necessary, although it may not exceed the maximum stated in the Policy.

   The illustrations show how actual cash values and death benefits would vary over time if the return on the assets held in the Variable Life Account equaled a gross annual rate after tax, of 0 percent, 6 percent and 12 percent. The actual cash values and death benefits would be different from those shown if the returns averaged 0 percent, 6 percent and 12 percent but fluctuated over the life of the Policy. The illustrations assume scheduled premiums are paid when due.

   The amounts shown for the hypothetical actual cash value and death benefit as of each policy year reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross, after-tax return. This is because a daily investment management fee assessed against the net assets of the Fund and a daily mortality and expense risk charge assessed against the net assets of the Variable Life Account are deducted from the gross return. The mortality and expense risk charge reflected in the illustrations is at an annual rate of .50 percent. The investment management fee illustrated is .56 percent and represents an average of the annual fee charged for all portfolios of the Funds. In addition to the deduction for the investment management fee, the illustrations also reflect a deduction for those Fund costs and expenses borne by the Funds. Fund expenses illustrated are .13 percent, representing an average of the 2001 expense ratios of the portfolios of the Funds. Certain expenses for certain portfolios of the Funds were waived or reduced. We do not anticipate any change to the voluntary absorption of expenses policy during the current fiscal year. The 12b-1 fee illustrated is .24 percent and represents an average of those fees charged for portfolios of the Funds. Therefore, gross annual rates of return of 0 percent, 6 percent and 12 percent correspond to approximate net annual rates of return of -1.43 percent, 4.57 percent and 10.57 percent.


   The tables reflect the fact that no charges for federal, state or local income taxes are currently made against the Variable Life Account. If such a charge is made in the future, it will take a higher gross rate of return to produce after-tax returns of 0 percent, 6 percent and 12 percent than it does now.

   Upon request, we will furnish a comparable illustration based upon a proposed insured's age, sex and risk classification, and on the face amount, premium, death benefit option, plan of insurance and gross annual rate of return requested. Those illustrations may be materially different from the sample illustrations included in this prospectus, depending upon the proposed insured's actual situation. For example, illustrations for females, tobacco users or individuals who are rated sub-standard will differ materially in premium amount and illustrated values, even though the proposed insured may be the same age as the proposed insured in our sample illustrations.

                                  VAL HORIZON
                       DEATH BENEFIT OPTION--CASH OPTION
                               MALE ISSUE AGE 40
                              STANDARD NON-TOBACCO
                       INITIAL DEATH BENEFIT--$500,000(1)

                    $7,619 INITIAL SCHEDULED PREMIUM(2)


                             USING CURRENT CHARGES


                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)     6.00% GROSS(3)      12.00% GROSS(3)
         INITIAL   (-1.43% NET)       (4.57% NET)        (10.57% NET)
POL  ATT  BASE    POLICY   DEATH    POLICY   DEATH     POLICY     DEATH
YR   AGE PREMIUM  VALUE   BENEFIT   VALUE   BENEFIT    VALUE     BENEFIT
---  --- -------  ------  -------   ------  -------    ------    -------
  1   41 $7,619  $     13 $500,000 $     59 $500,000 $      106 $  500,000
  2   42  7,619     5,671  500,000    6,113  500,000      6,562    500,000
  3   43  7,619    11,197  500,000   12,394  500,000     13,655    500,000
  4   44  7,619    16,578  500,000   18,903  500,000     21,443    500,000
  5   45  7,619    21,819  500,000   25,654  500,000     30,010    500,000
  6   46  7,619    27,047  500,000   32,777  500,000     39,550    500,000
  7   47  7,619    32,450  500,000   40,495  500,000     50,393    500,000
  8   48  7,619    37,891  500,000   48,705  500,000     62,552    500,000
  9   49  7,619    43,293  500,000   57,352  500,000     76,090    500,000
 10   50  7,619    48,623  500,000   66,424  500,000     91,131    500,000
 15   55  7,619    73,706  500,000  118,510  500,000    195,101    500,000
 20   60  7,619    94,251  500,000  182,463  500,000    370,714    500,000
 25   65  7,619   109,144  500,000  261,888  500,000    668,634    727,419
 30   70  7,619   116,130  500,000  362,764  500,000  1,165,442  1,212,132


(1) The insurance is guaranteed for life with premiums to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $3,809.50 semi-annually, $1,904.75 quarterly, or $634.92 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                  VAL HORIZON
                       DEATH BENEFIT OPTION--CASH OPTION
                               MALE ISSUE AGE 40
                              STANDARD NON-TOBACCO
                       INITIAL DEATH BENEFIT--$500,000(1)

                    $7,619 INITIAL SCHEDULED PREMIUM(2)


                       USING MAXIMUM CONTRACTUAL CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)     6.00% GROSS(3)     12.00% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)       (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY    DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE    BENEFIT
---  --- ------- ------  -------   ------  -------   ------   -------
  1   41 $7,619  $     0 $500,000 $     32 $500,000 $     78 $  500,000
  2   42  7,619    5,608  500,000    6,032  500,000    6,476    500,000
  3   43  7,619   11,063  500,000   12,232  500,000   13,476    500,000
  4   44  7,619   16,352  500,000   18,629  500,000   21,130    500,000
  5   45  7,619   21,481  500,000   25,235  500,000   29,514    500,000
  6   46  7,619   26,433  500,000   32,045  500,000   38,691    500,000
  7   47  7,619   31,206  500,000   39,062  500,000   48,743    500,000
  8   48  7,619   35,793  500,000   46,291  500,000   59,763    500,000
  9   49  7,619   40,190  500,000   53,738  500,000   71,854    500,000
 10   50  7,619   44,383  500,000   61,400  500,000   85,126    500,000
 15   55  7,619   61,719  500,000  102,814  500,000  174,055    500,000
 20   60  7,619   71,511  500,000  149,354  500,000  319,997    500,000
 25   65  7,619   72,075  500,000  202,503  500,000  567,072    619,123
 30   70  7,619   58,810  500,000  263,822  500,000  969,013  1,012,019


(1) The insurance is guaranteed for life with premiums to age 100.
(2) If premiums are paid more frequently than annually, the payments would be $3,809.50 semi-annually, $1,904.75 quarterly, or $634.92 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                  VAL HORIZON
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                               MALE ISSUE AGE 40
                              STANDARD NON-TOBACCO
                       INITIAL DEATH BENEFIT--$500,000(1)

                    $7,619 INITIAL SCHEDULED PREMIUM(2)


                             USING CURRENT CHARGES


                       -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                    0% GROSS(3)     6.00% GROSS(3)      12.00% GROSS(3)
         INITIAL   (-1.43% NET)       (4.57% NET)        (10.57% NET)
POL  ATT  BASE    POLICY   DEATH    POLICY   DEATH     POLICY     DEATH
YR   AGE PREMIUM  VALUE   BENEFIT   VALUE   BENEFIT    VALUE     BENEFIT
---  --- -------  ------  -------   ------  -------    ------    -------
  1   41 $7,619  $     12 $500,000 $     58 $500,000 $      105 $  500,000
  2   42  7,619     5,654  500,012    6,094  500,058      6,542    500,105
  3   43  7,619    11,147  505,654   12,340  506,094     13,594    506,542
  4   44  7,619    16,479  511,147   18,789  512,340     21,312    513,594
  5   45  7,619    21,651  516,479   25,452  518,789     29,769    521,312
  6   46  7,619    26,885  521,651   32,564  525,452     39,275    529,769
  7   47  7,619    32,258  526,885   40,231  532,564     50,035    539,275
  8   48  7,619    37,640  532,258   48,347  540,231     62,048    550,035
  9   49  7,619    42,958  537,640   56,860  548,347     75,376    562,048
 10   50  7,619    48,180  542,958   65,756  556,860     90,129    575,376
 15   55  7,619    72,369  567,891  116,124  605,311    190,814    666,533
 20   60  7,619    90,955  587,780  175,381  662,826    354,880    815,366
 25   65  7,619   102,235  600,648  243,643  729,267    623,079  1,058,339
 30   70  7,619   103,079  604,116  319,454  804,009  1,062,430  1,456,560


(1) The insurance coverage is guaranteed to age 84 with premiums to age 84.
(2) If premiums are paid more frequently than annually, the payments would be $3,809.50 semi-annually, $1,904.75 quarterly, or $634.92 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                  VAL HORIZON
                    DEATH BENEFIT OPTION--PROTECTION OPTION
                               MALE ISSUE AGE 40
                              STANDARD NON-TOBACCO
                       INITIAL DEATH BENEFIT--$500,000(1)

                    $7,619 INITIAL SCHEDULED PREMIUM(2)


                       USING MAXIMUM CONTRACTUAL CHARGES


                     -ASSUMING HYPOTHETICAL INVESTMENT RETURNS OF-
                   0% GROSS(3)     6.00% GROSS(3)     12.00% GROSS(3)
         INITIAL   (-1.43% NET)      (4.57% NET)       (10.57% NET)
POL  ATT  BASE   POLICY   DEATH    POLICY   DEATH    POLICY    DEATH
YR   AGE PREMIUM  VALUE  BENEFIT   VALUE   BENEFIT   VALUE    BENEFIT
---  --- ------- ------  -------   ------  -------   ------   -------
  1   41 $7,619  $     0 $500,000 $     30 $500,000 $     76 $  500,000
  2   42  7,619    5,592  500,000    6,013  500,030    6,456    500,076
  3   43  7,619   11,015  505,592   12,178  506,013   13,416    506,456
  4   44  7,619   16,256  511,015   18,517  512,178   21,001    513,416
  5   45  7,619   21,317  516,256   25,037  518,517   29,277    521,001
  6   46  7,619   26,181  521,317   31,728  525,037   38,297    529,277
  7   47  7,619   30,841  526,181   38,587  531,728   48,129    538,297
  8   48  7,619   35,290  530,841   45,610  538,587   58,847    548,129
  9   49  7,619   39,520  535,290   52,795  545,610   70,535    558,847
 10   50  7,619   43,516  539,520   60,129  552,795   83,274    570,535
 15   55  7,619   59,243  556,769   98,376  590,623  166,086    646,646
 20   60  7,619   66,037  565,422  137,161  629,418  292,545    762,671
 25   65  7,619   61,995  563,902  173,775  666,933  487,933    941,807
 30   70  7,619   42,673  547,897  201,657  697,079  790,278  1,218,631


(1) The insurance coverage is guaranteed to age 84 with premiums to age 84.
(2) If premiums are paid more frequently than annually, the payments would be $3,809.50 semi-annually, $1,904.75 quarterly, or $634.92 monthly. The death benefits and policy values would be slightly different for a policy with more frequent premium payments.
(3) Assumes no policy loan has been made.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, and prevailing interest rates. The death benefits and policy values for a Policy would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Minnesota Life or the Funds that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                                   Appendix B

                                    [GRAPH]

Understanding How Premium Becomes Cash Value
The Cyclical Charges Inside a Variable Adjustable Life Horizon Policy
(Assumes Annual Payment of Premium)
Variable
Adjustable Life
Horizon
Separate Account Activities
Rate of Return
* Net asset values are
  determined daily, net of
  separate account charges.
Separate Account Charges
* Reflected in daily net asset values.
* Annualized charges, which include
  * Management fee: average
    = .56 percent
  * Fund expenses: average
    = .13 percent
  * Distribution(12b-1) fees:
    average = .24 percent
  * Mortality and expense risk
    = .50 percent
* Total average charge is
  1.43 percent.
Beginning of Policy Year Cash Value
                               Policy Anniversary
                                                   End of Policy Year Cash Value
Client Pays Premium
Beginning of Policy Year
Charges Taken From Gross Base Premium
Annual charges taken:
  * Premium charge of 6 percent
  * Sub-standard risk if applicable
Additional charges taken in the first year:
  * Up to 44 percent sales charge
  * Additional face amount charge of up to $5 per $1,000 of face amount
Charges on non-repeating premiums:
  * Premium charge of 3 percent
1st
Month of Policy Year
2nd
Month of Policy Year
3rd
Month of Policy Year
4th
Month of Policy Year
5th
Month of Policy Year
6th
Month of Policy Year
7th
Month of Policy Year
8th
Month of Policy Year
9th
Month of Policy Year
10th
Month of Policy Year
11th
Month of Policy Year
12th
Month of Policy Year
Monthly Charges Taken From the Policy Value
* Monthly policy charge of $8 + 2 cents per $1,000 of face amount.
* A cost of insurance charge, calculated by multiplying the net amount at risk of the policy by a rate which is based on the age, sex, risk class, the level of scheduled premiums for a given amount of insurance, duration of the policy and the tobacco use of the insureds. This rate is guaranteed not to exceed 1980 CSO table rate.
Monthly Credit
* The asset credit is a monthly amount credited to the actual cash value at the same time that monthly charges are taken.
Benefits Available from the Policy
* Death Benefit
* Policy Loans*
* Policy Withdrawals
* Accelerated Benefits
* Rider Coverage
*Loans and withdrawals will reduce both
 the policy cash value and the death benefit.

                                   Appendix C

Illustration of Death Benefit Calculation
   As an example of the calculation of the death benefit under the Policy, assume a Policy and an insured with the following characteristics: The insured is a male, age 60. The Policy has a face amount of $250,000 and policy value of $85,000.

   If the Cash Option is in effect, the death benefit will equal the face amount, $250,000. If the Protection Option is in effect, the death benefit will equal the face amount plus the policy value, $335,000.

   In order for the death benefit to qualify as life insurance under the requirements of the Internal Revenue Code, the death benefit must be at least as large as the policy value ($85,000) multiplied by an age specified factor. The factors by age are shown in the table below. In our example, the factor (1.30) would require a minimum death benefit of $110,500, and would have no affect on the death benefit provided the Policy.

       Age               Factor           Age           Factor            Age             Factor
       ---               ------           ---           ------           -----            ------
(less than or =)40        2.50             55            1.50               70             1.15
                41        2.43             56            1.46               71             1.13
                42        2.36             57            1.42               72             1.11
                43        2.29             58            1.38               73             1.09
                44        2.22             59            1.34               74             1.07
                45        2.15             60            1.30            75-90             1.05

                46        2.09             61            1.28               91             1.04
                47        2.03             62            1.26               92             1.03
                48        1.97             63            1.24               93             1.02
                49        1.91             64            1.22               94             1.01
                50        1.85             65            1.20               95+            1.00

                51        1.78             66            1.19
                52        1.71             67            1.18
                53        1.64             68            1.17
                54        1.57             69            1.16

                                   Appendix D

Example of Sales Charge and Additional Face Amount Charge Computation
   As an example of the method we use to compute Sales Charge and Additional Face Amount Charge, assume a protection plan of insurance guaranteeing coverage for 20 years. This plan results from an annual base premium of $2,000, a face amount of $100,000 and the Cash Option. As base premiums are paid in the first year, we assess the Sales Charge of 44 percent or $880. In addition, we assess a Additional Face Amount Charge of $5 per thousand of face amount or $500.

   Using the example above, the Sales Charge each month is $73.33. After nine months, we have collected $660 and the uncollected Sales Charge is $220. Suppose that there is an adjustment at this point that increases the premium from $2,000 to $3,000. The increased premium will be assessed a Sales Charge of 44 percent, or $440. This will be added to the uncollected Sales Charge of $220. The total Sales Charge of $660 will be collected in the 12 months following the adjustment, at $55 per month.

   Alternatively, suppose that the adjustment after nine months decreases the premium from $2,000 to $1,000. The uncollected Sales Charge of $220 will be reduced in the same proportion as the base premium, 50 percent, to $110, and this Sales Charge will be collected in the 12 months following the adjustment at $27.50 per month.

   The Additional Face Amount Charge will also be recalculated if an adjustment occurs during a period in which it is being collected. Again, using our example, suppose there is an adjustment after nine months; the uncollected Additional Face Amount Charge is $125. If the adjustment results in a face amount increase of $100,000, the new Additional Face Amount Charge of $500 will be added to the uncollected charge of $125, and the total of $625 will be collected in the 12 months following the adjustment. If the adjustment results in a decrease in face amount, no reduction in the uncollected portion of the Additional Face Amount Charge is made. So the remaining $125 will be collected in the 12 months following the adjustment at $10.42 per month.

                       CONTENTS OF REGISTRATION STATEMENT

 This registration statement comprises the following papers and documents:

     The Facing Sheet.
     Cross Reference Sheet.
     Part I

          The prospectus consisting of 102 pages.

     Part II
          Undertakings - Indemnification; previously filed.

          Representation of Insurer Pursuant to (S)26 of the Investment Company Act of 1940.

          Minnesota Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the policies issued pursuant to this Registration Statement, in the aggregate, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     The Signatures.
     Written consents of the following persons:
          Donald F. Gruber, Esq.

          KPMG LLP
          Robert J. Ehren, FSA, CLU
          Jones & Blouch L.L.P.
     The following Exhibits:

A.   Exhibits described in Item IX(A) of Form N-8B-2.

     (1) The indenture or agreement under the terms of which the trust was organized or issued securities.

               Resolution of the Board of Trustees of The Minnesota Mutual Life Insurance Company dated October 21, 1985, previously filed as Exhibit A(1) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

     (2) The indenture or agreement pursuant to which the proceeds of payments of securities are held by the custodian or trustee, if such indenture or agreement is not the same as the indenture or agreement referred to immediately above.

               None.

     (3)  Distributing Policies:

          (a) Agreements between the trust and principal underwriter or between the depositor and principal underwriter.

                    Distribution Agreement, previously filed as Exhibit A(3)(a) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (b) Specimen of typical agreements between principal underwriter and dealers, managers, sales supervisors and salesmen.

                    Agent and General Agent Sales Agreements, previously filed as Exhibit A(3)(b) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (c)  Schedules of sales commissions referred to in Item 38(c).

                    Combined with the Exhibit listed under A.(3)(b) above.

     (4) Any agreement between the depositor, principal underwriter and the custodian or trustee other than indentures or agreements set forth above as paragraphs (1), (2) and (3) with respect to the trust or its securities.

               None.

     (5)  The form of each type of security.

          (a) Variable Adjustable Life Insurance Policy, form 99-680, previously filed as Exhibit A(5)(a) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (b) Family Term Agreement-Children, form 99-904, previously filed as Exhibit A(5)(b) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (c) Exchange of Insureds Agreement, form 99-914, previously filed as Exhibit A(5)(c) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (d) Inflation Agreement, form 99-916, previously filed as Exhibit A(5)(d) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (e) Waiver of Premium Agreement, form 99-917, previously filed as Exhibit A(5)(e) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (f) Business Continuation Agreement, form 99-929, previously filed as Exhibit A(5)(f) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (g) Accelerated Benefit Agreement, form 99-931, previously filed as Exhibit A(5)(g) to Registrant's Form S-6, File Number 333-96383, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

          (h) Early Values Agreement, form 99-939, previously filed as Exhibit A(5)(h) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (i) Short Term Agreement, form 99-324, previously filed as Exhibit A(5)(i) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

     (6) The certificate of incorporation or other instrument of organization and bylaws of the depositor.

          (a) Restated Certificate of Incorporation of the Depositor, previously filed as Exhibit A(6)(a) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (b) Bylaws of the Depositor, previously filed as Exhibit A(6)(b) to Registrant's Form S-6, File Number 333-96383, Post-Effective Amendment Number 1, is hereby incorporated by reference.

     (7) Any insurance policy under a contract between the trust and the insurance company or between the depositor and the insurance company, together with the table of insurance premiums.

               None.

     (8) Any agreement between the trust or the depositor concerning the trust with the issuer, depositor, principal underwriter or investment adviser of any underlying investment company or any affiliated person of such persons.

               None.

     (9) All other material contracts not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

               None.

     (10) Form of application for a periodic payment plan certificate.

          (a) New Issue Application - Part 1, form F. MHC-3198 Rev. 11-2000, previously filed as Exhibit A(10)(a) to Registrant's Form S-6, File Number 333-96383, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (b) Application - Part 3 - Authorization New Issue; form F. MHC-42663 Rev. 10-1998, previously filed as Exhibit A(10)(b) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (c) Policy Change Application - Part 1, form F. MHC-44096 Rev. 11-2000, previously filed as Exhibit A(10)(c) to Registrant's Form S-6, File Number 333-96383, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          (d) Policy Change Application - Part 3, form F. MHC-44098 Rev. 10-1998, previously filed as Exhibit A(10)(d) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

          (e) Variable Suitability Application - New Issue, form F. MHC-48653 Rev. 2-2002.

          (f) Variable Suitability Application - Policy Change, form F. MHC-48654 Rev. 2-2002.

          (g) Policy Change Application - Part 1, form F. MHC-44097 Rev. 11-2000, previously filed as Exhibit A(10)(g) to Registrant's Form S-6, File Number 333-96383, Post-Effective Amendment Number 1, is hereby incorporated by reference.




B.   A Specimen or Copy of Each Security Being Registered.

          See Exhibits Listed under A.(5).

C. An opinion of counsel as to the legality of the securities being registered.

          Opinion and Consent of Donald F. Gruber, Esq.

D.   Consent of KPMG LLP.

E.   Opinion and Consent of Mr. Robert J. Ehren, FSA, CLU.

F.   Consent of Jones & Blouch L.L.P.

G.   Adjustment Computation Required by Rule 6e-2(b)(13)(v)(B).

          Combined with the Exhibit listed under H below.

H. Memorandum on Administrative Procedures with Respect to Issuance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).

          Combined with the Exhibit listed under G above.

I. Notice of Withdrawal Right and Statement of Charges Required by Rule 6e-2(b)(13)(viii)(c).

     (1) Notice of Withdrawal Right and Request for Cancellation of Policy, previously filed as Exhibit I(1) to Registrant's Form S-6, File Number 333-96383, is hereby incorporated by reference.

     (2) Notice of Withdrawal Right and Request for Cancellation of Policy Adjustment, previously filed as Exhibit I(2) to Registrant's Form S-6, File Number 333-96383, Post-Effective Amendment Number 1, is hereby incorporated by reference.


J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Minnesota Life Variable Life Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of St. Paul, and State of Minnesota, on the 25th day of April, 2002.


                             MINNESOTA LIFE VARIABLE LIFE ACCOUNT
                                                (Registrant)

                             By: MINNESOTA LIFE INSURANCE COMPANY
                                                (Depositor)



                             By /s/ Robert L. Senkler
                                ------------------------------------------
                                           Robert L. Senkler
                                   Chairman of the Board, President
                                      and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of St. Paul, and State of Minnesota, on the 25th day of April, 2002.


                             MINNESOTA LIFE INSURANCE COMPANY



                             By /s/ Robert L. Senkler
                                ------------------------------------------
                                           Robert L. Senkler
                                     Chairman of the Board, President
                                        and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

          Signature          Title                       Date
          ---------          -----                       ----

/s/ Robert L. Senkler        Chairman, President and     April 25, 2002
--------------------------   Chief Executive Officer
Robert L. Senkler


*
--------------------------   Director
Anthony L. Andersen

*
--------------------------   Director
Richard H. Anderson

          Signature          Title                           Date
          ---------          -----                           ----

*
--------------------------   Director
John F. Grundhofer


--------------------------   Director
Robert E. Hunstad

*
--------------------------   Director
Reatha C. King, Ph.D.

*
--------------------------   Director
Dennis E. Prohofsky

*
--------------------------   Director
Michael E. Shannon

*
--------------------------   Director
William N. Westhoff



/s/ Gregory S. Strong        Senior Vice President           April 25, 2002
--------------------------   (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong        Senior Vice President           April 25, 2002
--------------------------   (chief accounting officer)
Gregory S. Strong

/s/ William N. Westhoff      Senior Vice President and       April 25, 2002
----------------------       Treasurer (treasurer)
William N. Westhoff

/s/ Dennis E. Prohofsky      Attorney-in-Fact                April 25, 2002
----------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated April 8, 2002, a copy of which is filed herewith.

                                 EXHIBIT INDEX



 Exhibit Number      Description of Exhibit
----------------    ------------------------

A.(10)(e)   Variable Suitability Application - New Issue, form F. MHC-48653 Rev.
            2-2002.

A.(10)(f)   Variable Suitability Application - Policy Change, form F. MHC-48654
            Rev. 2-2002.

C.          Opinion and Consent of Donald F. Gruber, Esq.

D.          Consent of KPMG LLP.

E.          Opinion and Consent of Mr. Robert J. Ehren, FSA, CLU

F.          Consent of Jones & Blouch L.L.P.

H. Memorandum on Administrative Procedures with Respect to Issuance, Transfer and Redemption, Required by Rule 6e-2(b)(12)(ii).

J. Minnesota Life Insurance Company - Power of Attorney to Sign Registration Statements.